Vanguard(R)Institutional
 U.S. Stock Index Funds

Semiannual Report June 30, 2001

STOCK

Included within this report:
Vanguard Institutional Index Fund
Vanguard Institutional Total Stock Market Index Fund

[Cover Art]

The Vanguard Group (R)

WHY COSTS MATTER
As the ups and downs of the financial markets remind us, investors cannot control or predict investment returns. What you can control is how much you invest, how much explicit risk you take, and the investment costs you incur.
     Only you can decide how much to invest. But Vanguard can help you to manage the risk and costs of your investment program. Our lineup of funds provides you with the flexibility to create a portfolio that reflects your goals and risk tolerance. All of our funds--whether indexed or actively managed--follow disciplined investment strategies. Vanguard funds also operate at cost, which means substantial savings for you. In 2000, the average expense ratio (operating costs as a percentage of average net assets) for our funds was 0.27%, or $2.70 per $1,000 in assets. This was a fraction of the 1.30% ($13 per $1,000 in assets) expense ratio for the average fund, according to Lipper Inc.
     Costs matter because they are subtracted from a fund's gross returns. The lower your investment expenses, the greater the portion of the market's return you receive. At Vanguard, we know that it's your money we're managing, and that our duty is to manage it responsibly and economically.

SUMMARY
* Vanguard Institutional Index Fund returned -6.7% during the six months ended June 30, 2001, matching the return of its benchmark index.
* The large-capitalization stocks that dominate the Standard & Poor's 500 Index posted returns that trailed those of smaller stocks and fixed income securities.
* The weakness in large-cap stocks highlighted the value of diversification and balance.

CONTENTS
 1 Letter from the Chairman
 5 Fund Profiles
 7 Glossary of Investment Terms
 8 Performance Summary
 9 Financial Statements
23 Advantages of Vanguard.com

LETTER
 from the Chairman

Fellow Shareholder,
During the six months ended June 30, 2001, VANGUARD INSTITUTIONAL INDEX FUND returned -6.7%, matching the return of its benchmark, the Standard & Poor's 500 Index. The fund also outpaced the average large-capitalization core fund, which holds a mixture of growth and value stocks.
     Your fund's six-month total return (capital change plus reinvested dividends) is based on a decrease in net asset value from $120.72 per share on December 31, 2000, to $111.96 per share on June 30, 2001. The fund's return reflects dividends totaling $0.62 per share paid from net investment income. The return of the Plus Shares of the Institutional Index Fund, which are available for a minimum investment of $200 million, is based on identical starting and ending net asset values, with the decline adjusted for dividends totaling $0.638 per share paid from net investment income.

TOTAL RETURNS                     Six Months Ended
                                     June 30, 2001

Vanguard Institutional Index Fund
---------------------------------------------------
Institutional Shares                         -6.7%
Institutional Plus Shares                    -6.7
Average Large-Cap Core Fund*                 -8.6
S&P 500 Index                                -6.7
---------------------------------------------------
*Derived from data provided by Lipper Inc.

     This report marks the introduction of VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND Institutional Shares and Institutional Plus Shares, which became available on May 31, 2001. The Institutional Shares require a minimum investment of $200 million. The Institutional Plus Shares are available for a minimum investment of $500 million. In the one month ended June 30, 2001, the Plus Shares returned -1.6%, 0.1 percentage point ahead of their benchmark, the Wilshire 5000 Total Market Index. The Institutional Shares were available, but not owned by any clients during the one-month period.

FINANCIAL MARKETS IN REVIEW
Most reports suggested that the pace of U.S. economic growth slowed markedly during the first half of 2001, compared with the same period a year earlier. As the economy slowed, the Federal Reserve Board's Open Market Committee responded with six cuts in short-term interest rates, including two surprise cuts made between regularly scheduled meetings. During the six months ended June 30, the Fed sliced 275 basis points (2.75 percentage points) off the cost of short-term borrowing.

     The Fed explained that it hoped to stimulate capital spending, which declined sharply during the half-year. Corporate America made especially sharp cuts in spending on information technology--investments that had helped to power the U.S. economy's rapid growth during the late 1990s. Big industrial manufacturers struggled, too, as a strong dollar and weak global economy pinched worldwide spending on capital goods.

MARKET BAROMETER
Total Returns Periods Ended June 30, 2001
                                                  Six         One          Five
                                                Months        Year        Years*
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                       -6.7%      -14.8%         14.5%
Russell 2000 Index (Small-caps)                   6.9         0.6           9.6
Wilshire 5000 Index (Entire market)              -5.8       -15.4          13.1
MSCI EAFE Index (International)                 -14.4       -23.3           3.2
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)       3.6%       11.2%          7.5%
Lehman 10 Year Municipal Bond Index               2.8         9.5           6.6
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                         2.5         5.6           5.2
--------------------------------------------------------------------------------
CPI
Consumer Price Index                              2.3%        3.2%          2.6%
================================================================================
*Annualized.

     In sharp contrast with the industrial economy, the consumer economy proved unexpectedly resilient. Housing starts and sales remained strong, and spending at the nation's malls and shopping centers sufficed to keep the economy out of recession. The job market weakened somewhat, as initial claims for unemployment benefits rose, and several high-profile employers announced layoffs. Still, consumers remained generally confident about the economy's prospects.
     Corporate profits proved less resilient, following the bleaker fortunes of the industrial economy. A spate of earnings warnings and shortfalls prolonged the U.S. stock market's struggles, especially among large-cap growth stocks. But even as large, highly valued stocks took down the broad market indexes, smaller stocks and value stocks--those issues with low prices relative to fundamental measures such as earnings and book value--turned in relatively strong performances. For example, small value stocks, as measured by the Russell 2000 Value Index, returned 12.7% for the six-month period.
     International stocks followed the same pattern: Relative strength among smaller value stocks was offset by weakness in growth stocks. Most stock markets finished the half-year with losses in their local currencies. A strong dollar exacerbated the losses for U.S.-based investors.

--------------------------------------------------------------------------------
Corporate America made especially sharp cuts in spending on information technology-- investments that had helped to power the U.S. economy's rapid growth during the late 1990s.
--------------------------------------------------------------------------------

     Bonds delivered solid returns. On balance, the prices of shorter-term government bonds got the biggest boost from the Fed's rate-cut campaign. (Bond prices move in the opposite direction from interest rates.) Longer-term rates declined initially, but then rose, perhaps signaling investor concerns about inflation. For the six months, short- and intermediate-term government bonds outperformed their long-term counterparts. In contrast, among corporate bonds, long-term issues bested shorter-term ones, with all maturities benefiting from narrowing spreads between the interest rates paid by corporate and U.S. Treasury bonds.

PERFORMANCE OVERVIEW
During the past six months, the Institutional Index Fund met its investment objective of closely tracking the performance of the S&P 500 Index. Its total return of -6.7% matched the return of its benchmark, even though the index exists only on paper, incurring no operating or transaction costs.
     From their May 31, 2001 inception through June 30, 2001, the Institutional Total Stock Market Index Fund's Institutional Plus Shares returned -1.6%, 0.1 percentage point ahead of the Wilshire 5000 Index. Over time, we would expect this fund's Institutional and Institutional Plus Shares to closely track the returns of the index, while providing competitive returns relative to rival multi-cap core mutual funds.
     The Institutional Index Fund's negative half-year results reflect weakness among the large-cap stocks that dominate the fund and its benchmark. After years of stunning performance in the late 1990s, the large technology stocks that make up about one-fifth of the S&P 500 Index turned in some of the market's worst results during the first half of 2001. Several large technology companies reported weak earnings and warned that worse may be in store because of overcapacity and widespread reductions in business spending on technology. Because these stocks had been priced very optimistically, the correction was severe.

--------------------------------------------------------------------------------
The large technology stocks that make up about one-fifth of the S&P 500 Index turned in some of the market's worst results during the first half of 2001.
--------------------------------------------------------------------------------

     Big pharmaceutical stocks, which account for roughly 13% of the index, also pulled back. These stocks enjoyed a powerful run in 2000, but the market grew more cautious about health care stocks in the first half of 2001. Analysts have voiced concern about the depth of the product pipelines of some big drugmakers and about the potential for a more hostile regulatory climate, which could slow profit growth.
     Consumer services stocks--retailers, restaurants, cosmetics makers, and other companies that capitalize on the American consumer's continuing willingness to spend--registered strong gains, offsetting some of the weakness in technology and health care.

IN SUMMARY
Midway through 2001, large-cap, especially growth, stocks have continued to fall from their March 2000 peaks. The results are all the more disappointing because, not long ago, bullish pundits were proclaiming that large-cap growth stocks were the only place to invest. It's important to recognize that the financial markets are uncertain. What leads today may lag tomorrow. By the same token, weak performance by an asset or subasset class may be followed by a period of strength.
     We believe a balanced portfolio that takes account of the financial market's ever-present uncertainty is the best way to reap the long-term rewards of investing. Such a portfolio contains stock funds, bond funds, and short-term investments in proportions tailored to an investor's unique circumstances. Once you have devised such a portfolio, stay the course. We thank you for entrusting us with your investment assets.


Sincerely,

[PHOTO]
JOHN J. BRENNAN
Chairman and
Chief Executive Officer

July 16, 2001

FUND PROFILE                                                 As of June 30, 2001
 for Institutional Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index. Key terms are defined on page 7.


---------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                                            S&P
                                               Fund         500
---------------------------------------------------------------
Number of Stocks                                506         500
Median Market Cap                            $60.4B      $60.4B
Price/Earnings Ratio                          26.4x       26.4x
Price/Book Ratio                               3.9x        3.9x
Yield
 Institutional Shares                          1.1%        1.3%
 Institutional Plus Shares                     1.1%        1.3%
Return on Equity                              24.4%       24.4%
Earnings Growth Rate                          15.5%       15.5%
Foreign Holdings                               1.4%        1.4%
Turnover Rate                                   7%*          --
Expense Ratio
 Institutional Shares                       0.058%*          --
 Institutional Plus Shares                  0.025%*          --
Cash Investments                               0.0%          --
---------------------------------------------------------------

----------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)

General Electric Co.                      4.4%
 (conglomerate)
Microsoft Corp.                           3.5
 (software)
Exxon Mobil Corp.                         2.7
 (oil)
Citigroup, Inc.                           2.4
 (financial services)
Pfizer, Inc.                              2.3
 (pharmaceuticals)
AOL Time Warner Inc.                      2.1
 (media)
Wal-Mart Stores, Inc.                     2.0
 (retail)
American International Group, Inc.        1.8
 (insurance)
Intel Corp.                               1.8
 (computer hardware)
International Business Machines Corp.     1.8
 (computer technology)
----------------------------------------------
Top Ten                                  24.8%
----------------------------------------------

---------------------------
VOLATILITY MEASURES

                       S&P
              Fund     500
---------------------------
R-Squared     1.00    1.00
Beta          1.00    1.00
---------------------------

-----------------------
INVESTMENT FOCUS

Market Cap - Large
Style - Blend
-----------------------

------------------------------------------
SECTOR DIVERSIFICATION
 (% of common stocks)

                                      S&P
                             Fund     500
------------------------------------------
Auto & Transportation        1.9%    1.9%
Consumer Discretionary       12.9    12.9
Consumer Staples              6.8     6.8
Financial Services           19.1    19.1
Health Care                  12.8    12.8
Integrated Oils               5.4     5.4
Other Energy                  2.1     2.1
Materials & Processing        2.8     2.8
Producer Durables             3.0     3.0
Technology                   17.8    17.8
Utilities                     8.7     8.7
Other                         6.7     6.7
------------------------------------------

*Annualized.

[Computer graphic]
Visit our website
www.vanguard.com
for regularly updated
fund information.

FUND PROFILE                                                 As of June 30, 2001
 for Institutional Total Stock Market Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index. Key terms are defined on page 7.

---------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                                      Wilshire
                                              Fund        5000
---------------------------------------------------------------
Number of Stocks                             3,341       6,334
Median Market Cap                           $35.0B      $35.0B
Price/Earnings Ratio                         27.3x       27.3x
Price/Book Ratio                              3.5x        3.5x
Yield--Institutional Plus Shares              1.1%        1.2%
Return on Equity                             23.1%       23.1%
Earnings Growth Rate                         15.8%       15.8%
Foreign Holdings                              0.0%        0.0%
Turnover Rate                                  6%*          --
Expense Ratio--Institutional Plus Shares    0.0%**          --
Cash Investments                              0.4%          --
---------------------------------------------------------------

----------------------------------------------
TEN LARGEST HOLDINGS
 (% of total net assets)

General Electric Co.                      3.5%
 (conglomerate)
Microsoft Corp.                           2.8
 (software)
Exxon Mobil Corp.                         2.2
 (oil)
Citigroup, Inc.                           1.9
 (financial services)
Pfizer, Inc.                              1.8
 (pharmaceuticals)
AOL Time Warner Inc.                      1.7
 (media)
Wal-Mart Stores, Inc.                     1.6
 (retail)
American International Group, Inc.        1.4
 (insurance)
Intel Corp.                               1.4
 (computer hardware)
International Business Machines Corp.     1.4
 (computer technology)
----------------------------------------------
Top Ten                                  19.7%
----------------------------------------------

------------------------------------------------
SECTOR DIVERSIFICATION (% of common stocks)

                                       Wilshire
                                   Fund    5000
------------------------------------------------
Auto & Transportation              2.1%    2.1%
Consumer Discretionary             14.4    14.4
Consumer Staples                    5.8     5.8
Financial Services                 20.0    20.0
Health Care                        13.2    13.2
Integrated Oils                     3.5     3.5
Other Energy                        2.6     2.6
Materials & Processing              3.1     3.1
Producer Durables                   3.5     3.5
Technology                         17.7    17.7
Utilities                           8.4     8.4
Other                               5.7     5.7
--------------------------------------------------

--------------------
INVESTMENT FOCUS

Market Cap - Large
Style - Blend
--------------------

*Annualized.
**Expenses of 0.025% were waived for the period. See Note B in Notes to Financial Statements.

[Computer graphic]
Visit our website
www.vanguard.com
for regularly updated
fund information.

GLOSSARY
 of Investment Terms

Beta. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
Cash Investments. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
Foreign Holdings. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
Price/Earnings Ratio. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-Squared. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's returns, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
Turnover Rate. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
Yield. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 for Institutional Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                     December 31, 1990-June 30, 2001
[Chart]
1991          30.3          30.5
1992           7.5           7.6
1993            10          10.1
1994           1.3           1.3
1995          37.6          37.6
1996          23.1            23
1997          33.4          33.4
1998          28.8          28.6
1999          21.2            21
2000          -8.9          -9.1
2001          -6.7          -6.7
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 18 for dividend and capital gains information for the past five years.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
 June 30, 2001 (unaudited)

The Statement of Net Assets--an integral part of the Financial Statements for Vanguard Institutional Total Stock Market Index Fund--is included as an insert to this report. The Institutional Index Fund's Statement of Net Assets is provided below.

STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Institutional Index Fund                                Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.1%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                              32,166,409         1,568,112
* Microsoft Corp.                                   17,428,910         1,272,310
  Exxon Mobil Corp.                                 11,169,847           975,686
  Citigroup, Inc.                                   16,284,036           860,448
  Pfizer, Inc.                                      20,442,954           818,740
* AOL Time Warner Inc.                              14,347,669           760,427
  Wal-Mart Stores, Inc.                             14,475,792           706,419
  American International
   Group, Inc.                                       7,548,569           649,177
  Intel Corp.                                       21,773,862           636,885
  International Business
   Machines Corp.                                    5,625,302           635,659
  Johnson & Johnson                                  9,806,009           490,300
  Merck & Co., Inc.                                  7,425,424           474,559
  Verizon Communications                             8,757,064           468,503
  SBC Communications Inc.                           10,904,671           436,841
* Cisco Systems, Inc.                               23,696,972           431,285
  Royal Dutch Petroleum
   Co. ADR                                           6,942,692           404,551
  The Coca-Cola Co.                                  8,054,865           362,469
  Philip Morris Cos., Inc.                           7,121,954           361,439
  Home Depot, Inc.                                   7,557,048           351,781
* Oracle Corp.                                      18,175,388           345,332
  Tyco International Ltd.                            6,270,249           341,729
  Bristol-Myers Squibb Co.                           6,293,560           329,153
  Bank of America Corp.                              5,189,748           311,541
* Viacom Inc. Class B                                5,728,713           296,461
  J.P. Morgan Chase & Co.                            6,427,650           286,673
  Fannie Mae                                         3,238,745           275,779
  Eli Lilly & Co.                                    3,638,893           269,278
  The Procter & Gamble Co.                           4,194,045           267,580
  Wells Fargo & Co.                                  5,557,591           258,039
  American Home
   Products Corp.                                    4,255,831           248,711
  AT&T Corp.                                        11,171,399           245,771
  BellSouth Corp.                                    6,068,045           244,360
  Abbott Laboratories                                5,014,831           240,762
  Morgan Stanley Dean
   Witter & Co.                                      3,602,893           231,414
* Dell Computer Corp.                                8,427,837           220,388
  PepsiCo, Inc.                                      4,749,162           209,913
* EMC Corp.                                          7,145,192           207,568
* Amgen, Inc.                                        3,377,508           204,947

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Institutional Index Fund                                Shares             (000)
--------------------------------------------------------------------------------
  The Walt Disney Co.                                6,780,105        $  195,877
  Pharmacia Corp.                                    4,220,481           193,931
  Chevron Corp.                                      2,076,963           187,965
  Medtronic, Inc.                                    3,920,966           180,404
  Hewlett-Packard Co.                                6,290,435           179,906
  Texas Instruments, Inc.                            5,620,642           177,050
  Schering-Plough Corp.                              4,746,349           172,008
  Qwest Communications
   International Inc.                                5,378,775           171,422
  American Express Co.                               4,283,792           166,211
* Sun Microsystems, Inc.                            10,544,672           165,762
  E.I. du Pont de Nemours & Co.                      3,376,333           162,874
  Merrill Lynch & Co., Inc.                          2,717,525           161,013
  The Boeing Co.                                     2,824,567           157,046
  Freddie Mac                                        2,242,420           156,969
  Minnesota Mining &
   Manufacturing Co.                                 1,284,435           146,554
  Ford Motor Co.                                     5,923,749           145,428
* QUALCOMM, Inc.                                     2,451,896           143,387
  U.S. Bancorp                                       6,169,917           140,612
  FleetBoston Financial Corp.                        3,506,780           138,342
  Bank One Corp.                                     3,773,097           135,077
* WorldCom, Inc.-
   WorldCom Group                                    9,350,800           132,781
* Applied Materials, Inc.                            2,632,666           129,264
* Comcast Corp. Special Class A                      2,841,351           123,315
  Anheuser-Busch Cos., Inc.                          2,906,030           119,728
* Clear Channel
   Communications, Inc.                              1,902,192           119,267
  Texaco Inc.                                        1,783,790           118,800
  Enron Corp.                                        2,415,705           118,370
  Motorola, Inc.                                     7,110,582           117,751
  The Bank of New York
   Co., Inc.                                         2,381,465           114,310
  General Motors Corp.                               1,776,179           114,297
  McDonald's Corp.                                   4,195,671           113,535
  Walgreen Co.                                       3,302,211           112,771
  Fifth Third Bancorp                                1,863,349           111,894
  United Technologies Corp.                          1,524,169           111,661
  First Union Corp.                                  3,177,306           111,015
  Unilever NV ADR                                    1,850,637           110,242
  Alcoa Inc.                                         2,794,755           110,113
  Colgate-Palmolive Co.                              1,820,149           107,371
  Washington Mutual, Inc.                            2,841,508           106,699
  Allstate Corp.                                     2,345,526           103,180
  Target Corp.                                       2,910,979           100,720
  Automatic Data
   Processing, Inc.                                  2,025,116           100,648
  Household International, Inc.                      1,500,699           100,097
  Cardinal Health, Inc.                              1,443,546            99,605
  Gillette Co.                                       3,421,053            99,176
  Schlumberger Ltd.                                  1,856,037            97,720
  Duke Energy Corp.                                  2,499,255            97,496
  Dow Chemical Co.                                   2,905,951            96,623
  Kimberly-Clark Corp.                               1,723,096            96,321
  Electronic Data Systems Corp.                      1,517,993            94,875
  Baxter International, Inc.                         1,917,986            93,981
  Nortel Networks Corp.                             10,316,209            93,774
  Honeywell International Inc.                       2,620,216            91,681
  MBNA Corp.                                         2,757,818            90,870
  Lowe's Cos., Inc.                                  1,245,231            90,342
  Marsh & McLennan Cos., Inc.                          893,927            90,287
  El Paso Corp.                                      1,648,602            86,618
* Veritas Software Corp.                             1,286,679            85,603
  Compaq Computer Corp.                              5,470,482            84,738
  Emerson Electric Co.                               1,387,216            83,927
  First Data Corp.                                   1,271,021            81,663
  The Gap, Inc.                                      2,788,285            80,860
* Micron Technology, Inc.                            1,930,398            79,339
  HCA Inc.                                           1,740,309            78,645
* Safeway, Inc.                                      1,636,333            78,544
  Metropolitan Life
   Insurance Co.                                     2,427,407            75,201
  American General Corp.                             1,615,975            75,062
* AES Corp.                                          1,722,761            74,165
* Sprint PCS                                         3,033,692            73,264
  Mellon Financial Corp.                             1,545,082            71,074
* Siebel Systems, Inc.                               1,467,127            68,808
  Charles Schwab Corp.                               4,487,759            68,663
  Lucent Technologies, Inc.                         11,023,878            68,348
* Kohl's Corp.                                       1,078,488            67,654
  Computer Associates
   International, Inc.                               1,866,923            67,209
  Exelon Corp.                                       1,037,975            66,555
* The Kroger Co.                                     2,624,964            65,624
  UnitedHealth Group Inc.                            1,026,970            63,415
  Waste Management, Inc.                             2,025,215            62,417
  Illinois Tool Works, Inc.                            984,113            62,294
  ALLTEL Corp.                                       1,014,095            62,124
  Lehman Brothers Holdings, Inc.                       798,076            62,050
  PNC Financial Services Group                         935,713            61,561
  Sprint Corp.                                       2,869,558            61,294
  SunTrust Banks, Inc.                                 945,415            61,244
* Costco Wholesale Corp.                             1,459,988            59,976
  National City Corp.                                1,945,071            59,869
  Sysco Corp.                                        2,177,542            59,120
  Conoco Inc. Class B                                2,017,654            58,310
  Carnival Corp.                                     1,894,232            58,153
  Gannett Co., Inc.                                    856,538            56,446
  International Paper Co.                            1,563,857            55,830
  Caterpillar, Inc.                                  1,111,416            55,626
  Providian Financial Corp.                            926,090            54,825
* Tenet Healthcare Corp.                             1,049,749            54,157
* Cendant Corp.                                      2,757,966            53,780
  AFLAC, Inc.                                        1,702,419            53,609
* JDS Uniphase Corp.                                 4,261,601            53,270
  The Hartford Financial
   Services Group Inc.                                 767,420            52,492

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Institutional Index Fund                                Shares             (000)
--------------------------------------------------------------------------------
  State Street Corp.                                 1,055,697        $   52,246
  Lockheed Martin Corp.                              1,406,268            52,102
  Williams Cos., Inc.                                1,569,081            51,701
  Omnicom Group Inc.                                   599,659            51,571
  Southern Co.                                       2,217,902            51,566
  General Dynamics Corp.                               650,593            50,623
* Analog Devices, Inc.                               1,165,487            50,407
  Corning, Inc.                                      3,011,561            50,323
  Halliburton Co.                                    1,389,129            49,453
  CVS Corp.                                          1,276,002            49,254
  Dynegy, Inc.                                       1,055,463            49,079
  Wachovia Corp.                                       680,999            48,453
  BB&T Corp.                                         1,318,546            48,391
  Paychex, Inc.                                      1,208,149            48,326
  Sara Lee Corp.                                     2,545,405            48,210
  Dominion Resources, Inc.                             801,005            48,164
  American Electric Power
   Co., Inc.                                         1,043,160            48,163
* Agilent Technologies, Inc.                         1,478,410            48,048
  Phillips Petroleum Co.                               826,961            47,137
* Maxim Integrated
   Products, Inc.                                    1,062,927            46,992
* PeopleSoft, Inc.                                     951,829            46,859
  CIGNA Corp.                                          484,856            46,459
  Harley-Davidson, Inc.                                981,821            46,224
  H.J. Heinz Co.                                     1,128,898            46,161
  Southwest Airlines Co.                             2,466,034            45,597
  Linear Technology Corp.                            1,029,168            45,510
  Northern Trust Corp.                                 720,792            45,050
  Sears, Roebuck & Co.                               1,061,785            44,924
* Xilinx, Inc.                                       1,076,875            44,410
  Union Pacific Corp.                                  802,898            44,087
  The Chubb Corp.                                      567,425            43,936
  Anadarko Petroleum Corp.                             811,457            43,843
  Eastman Kodak Co.                                    939,136            43,839
  Alcan Inc.                                         1,033,854            43,443
* NEXTEL Communications, Inc.                        2,476,977            43,347
* Best Buy Co., Inc.                                   677,916            43,061
  Transocean Sedco Forex Inc.                        1,029,589            42,471
  The McGraw-Hill Cos., Inc.                           633,119            41,881
  Loews Corp.                                          638,959            41,168
* Concord EFS, Inc.                                    779,875            40,561
* Forest Laboratories, Inc.                            570,782            40,526
  Capital One Financial Corp.                          674,660            40,480
  General Mills, Inc.                                  920,041            40,279
  TXU Corp.                                            831,738            40,081
* FedEx Corp.                                          992,526            39,900
  Albertson's, Inc.                                  1,311,285            39,325
  Franklin Resources Corp.                             856,501            39,202
  The Quaker Oats Co.                                  427,489            39,008
* Solectron Corp.                                    2,115,214            38,708
  Tribune Co.                                          966,207            38,658
  USA Education Inc.                                   527,658            38,519
  Burlington Northern
   Santa Fe Corp.                                    1,271,605            38,364
  Weyerhaeuser Co.                                     696,694            38,297
  Kellogg Co.                                        1,314,449            38,119
* Mirant Corp.                                       1,097,355            37,749
  Marriott International, Inc.
   Class A                                             790,860            37,439
  Masco Corp.                                        1,491,853            37,237
  NIKE, Inc. Class B                                   878,084            36,871
* Yahoo!, Inc.                                       1,835,508            36,692
* Calpine Corp.                                        966,597            36,537
  Adobe Systems, Inc.                                  776,569            36,499
  Allergan, Inc.                                       426,107            36,432
  Baker Hughes, Inc.                                 1,086,757            36,406
* Altera Corp.                                       1,249,934            36,248
  KeyCorp                                            1,379,976            35,948
* Broadcom Corp.                                       840,400            35,936
* Guidant Corp.                                        997,132            35,897
  Avon Products, Inc.                                  771,027            35,683
  St. Paul Cos., Inc.                                  694,328            35,195
  John Hancock Financial
   Services, Inc.                                      873,800            35,179
* KLA-Tencor Corp.                                     600,194            35,093
  Stryker Corp.                                        635,106            34,836
  Interpublic Group of Cos., Inc.                    1,178,824            34,598
  ConAgra Foods, Inc.                                1,739,448            34,458
  Wrigley, (Wm.) Jr. Co.                               733,193            34,350
  McKesson HBOC, Inc.                                  923,123            34,266
  FPL Group, Inc.                                      568,288            34,217
  Campbell Soup Co.                                  1,322,051            34,043
  Air Products & Chemicals, Inc.                       736,502            33,695
  Pitney Bowes, Inc.                                   797,303            33,582
  Comerica, Inc.                                       577,847            33,284
  May Department Stores Co.                            967,857            33,159
  Golden West Financial Corp.                          512,742            32,939
  Public Service Enterprise
   Group, Inc.                                         671,906            32,856
* MedImmune Inc.                                       687,270            32,439
  Progressive Corp. of Ohio                            239,131            32,328
* Advanced Micro Devices, Inc.                       1,113,587            32,160
  Occidental Petroleum Corp.                         1,196,956            31,827
* Comverse Technology, Inc.                            553,980            31,632
  Xcel Energy, Inc.                                  1,111,176            31,613
  Lincoln National Corp.                               606,859            31,405
* Chiron Corp.                                         613,376            31,282
  Reliant Energy, Inc.                                 963,121            31,022
  Raytheon Co.                                       1,150,837            30,555
  Ralston-Ralston Purina Group                       1,003,171            30,115
  Progress Energy, Inc.                                666,096            29,921
  Becton, Dickinson & Co.                              833,979            29,848
* King Pharmaceuticals, Inc.                           554,998            29,831
  Aon Corp.                                            846,257            29,619
  Synovus Financial Corp.                              939,083            29,468
  USX-Marathon Group                                   997,507            29,436
* Bed Bath & Beyond, Inc.                              934,501            29,156
  Delphi Automotive
   Systems Corp.                                     1,814,164            28,900

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Institutional Index Fund                                Shares             (000)
--------------------------------------------------------------------------------
  TJX Cos., Inc.                                       906,083            28,877
* Univision Communications Inc.                        674,766            28,866
  Deere & Co.                                          759,380            28,743
  PPG Industries, Inc.                                 545,253            28,664
  SouthTrust Corp.                                   1,100,621            28,616
* Starbucks Corp.                                    1,228,433            28,254
* Lexmark International, Inc.                          415,203            27,922
  Biomet, Inc.                                         579,078            27,830
* Federated Department
   Stores, Inc.                                        644,093            27,374
  Entergy Corp.                                        712,992            27,372
  Consolidated Edison Inc.                             687,035            27,344
  Hershey Foods Corp.                                  442,392            27,300
  Burlington Resources, Inc.                           683,300            27,298
  IMS Health, Inc.                                     953,955            27,188
* Intuit, Inc.                                         675,543            27,015
  Unocal Corp.                                         787,304            26,886
  MBIA, Inc.                                           480,017            26,727
  Archer-Daniels-Midland Co.                         2,053,750            26,699
  Mattel, Inc.                                       1,394,959            26,393
* Apple Computer, Inc.                               1,130,069            26,274
* Novellus Systems, Inc.                               461,265            26,195
* Biogen, Inc.                                         481,186            26,157
  PPL Corp.                                            472,571            25,991
  The Clorox Co.                                       764,068            25,864
  Danaher Corp.                                        461,471            25,842
  Norfolk Southern Corp.                             1,245,811            25,788
* Fiserv, Inc.                                         402,204            25,733
* Tellabs, Inc.                                      1,330,005            25,775
  Cintas Corp.                                         546,906            25,294
  MGIC Investment Corp.                                346,088            25,140
  UnumProvident Corp.                                  781,506            25,102
  Textron, Inc.                                        455,937            25,095
  CSX Corp.                                            688,711            24,959
* Global Crossing Ltd.                               2,869,794            24,795
  Dover Corp.                                          658,234            24,783
  Georgia Pacific Group                                731,575            24,764
  DTE Energy Co.                                       532,483            24,729
  Praxair, Inc.                                        520,018            24,441
* Sanmina Corp.                                      1,032,637            24,174
  Starwood Hotels & Resorts
   Worldwide, Inc.                                     643,542            23,991
  Stilwell Financial, Inc.                             708,501            23,777
  Jefferson-Pilot Corp.                                491,453            23,747
* Staples, Inc.                                      1,477,294            23,622
  Regions Financial Corp.                              735,619            23,540
  FirstEnergy Corp.                                    731,009            23,509
  Rohm & Haas Co.                                      712,031            23,426
  Amerada Hess Corp.                                   288,643            23,322
  Molex, Inc.                                          633,123            23,128
  The Limited, Inc.                                  1,380,087            22,799
  Constellation Energy Group                           530,130            22,584
  Rockwell International Corp.                         590,652            22,516
  J.C. Penney Co., Inc.                                851,627            22,449
* Boston Scientific Corp.                            1,310,708            22,282
  Coca-Cola Enterprises, Inc.                        1,360,627            22,246
  AmSouth Bancorp                                    1,196,420            22,122
  Northrop Grumman Corp.                               275,986            22,106
  Tosco Corp.                                          499,855            22,019
  Devon Energy Corp.                                   419,038            21,999
* LSI Logic Corp.                                    1,167,807            21,955
  New York Times Co. Class A                           515,520            21,652
  Newell Rubbermaid, Inc.                              862,059            21,638
* Sabre Holdings Corp.                                 430,185            21,509
  Xerox Corp.                                        2,242,503            21,461
  Charter One Financial, Inc.                          671,949            21,435
  Scientific-Atlanta, Inc.                             527,374            21,411
  Ingersoll-Rand Co.                                   519,099            21,387
* Watson Pharmaceuticals, Inc.                         341,931            21,077
* Citrix Systems, Inc.                                 599,179            20,911
* Tricon Global Restaurants, Inc.                      475,629            20,880
  Dollar General Corp.                               1,069,162            20,849
  Apache Corp.                                         406,053            20,607
  Cincinnati Financial Corp.                           520,279            20,551
* TMP Worldwide, Inc.                                  345,435            20,419
  Johnson Controls, Inc.                               281,242            20,382
  Kerr-McGee Corp.                                     306,809            20,332
* HEALTHSOUTH Corp.                                  1,261,616            20,148
  Bear Stearns Co., Inc.                               339,314            20,009
  AMBAC Financial Group Inc.                           342,462            19,931
  Allegheny Energy, Inc.                               403,722            19,480
  Barrick Gold Corp.                                 1,279,985            19,392
  Union Planters Corp.                                 443,514            19,337
* Wellpoint Health Networks Inc.
   Class A                                             205,005            19,320
* QLogic Corp.                                         298,036            19,208
  Fortune Brands, Inc.                                 500,269            19,190
  H & R Block, Inc.                                    295,208            19,056
* Jabil Circuit, Inc.                                  616,749            19,033
  Ameren Corp.                                         443,503            18,938
* Computer Sciences Corp.                              545,273            18,866
* Teradyne, Inc.                                       565,452            18,716
  The Pepsi Bottling Group, Inc.                       465,583            18,670
  Kinder Morgan, Inc.                                  370,980            18,642
  RadioShack Corp.                                     601,150            18,335
  NiSource, Inc.                                       668,682            18,275
  Applera Corp-Applied
   Biosystems Group                                    681,671            18,235
  Sempra Energy                                        666,802            18,230
  Avery Dennison Corp.                                 356,738            18,212
* Kmart Corp.                                        1,586,223            18,194
* AMR Corp.                                            497,594            17,978
  Cinergy Corp.                                        514,151            17,970
* BMC Software, Inc.                                   787,878            17,759
* Nabors Industries, Inc.                              476,154            17,713
  Genuine Parts Co.                                    559,762            17,633
  Countrywide Credit
   Industries, Inc.                                    383,437            17,592

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Institutional Index Fund                                Shares             (000)
--------------------------------------------------------------------------------
  Willamette Industries, Inc.                          355,024        $   17,574
  Vulcan Materials Co.                                 326,593            17,554
  Delta Air Lines, Inc.                                397,705            17,531
* Gateway, Inc.                                      1,044,239            17,178
  Tiffany & Co.                                        471,765            17,087
  Moody's Corp.                                        508,844            17,046
  Equifax, Inc.                                        463,596            17,005
  Ecolab, Inc.                                         413,090            16,924
  Dow Jones & Co., Inc.                                283,040            16,900
* Convergys Corp.                                      557,076            16,852
* Applied Micro Circuits Corp.                         972,918            16,734
* St. Jude Medical, Inc.                               277,530            16,652
* Compuware Corp.                                    1,188,473            16,627
* ADC Telecommunications, Inc.                       2,519,088            16,626
  TRW, Inc.                                            404,390            16,580
  Torchmark Corp.                                      408,302            16,418
* National Semiconductor Corp.                         563,507            16,409
  Symbol Technologies, Inc.                            733,484            16,283
  KeySpan Corp.                                        444,641            16,221
* Mercury Interactive Corp.                            267,520            16,024
  Parker Hannifin Corp.                                376,984            15,999
* Toys R Us, Inc.                                      638,209            15,796
  Eaton Corp.                                          223,084            15,638
  UST, Inc.                                            526,799            15,203
* Unisys Corp.                                       1,025,342            15,083
* Conseco Inc.                                       1,091,144            14,894
  T. Rowe Price Group Inc.                             398,304            14,893
  Zions Bancorp                                        252,310            14,886
* NCR Corp.                                            312,331            14,680
* Network Appliance, Inc.                            1,052,051            14,413
  The Goodyear Tire &
   Rubber Co.                                          513,484            14,378
* Robert Half International, Inc.                      574,633            14,303
* Noble Drilling Corp.                                 433,394            14,194
  Brown-Forman Corp. Class B                           221,227            14,145
  Knight Ridder                                        237,227            14,068
  PG&E Corp.                                         1,250,808            14,009
* Cabletron Systems, Inc.                              611,300            13,968
  Leggett & Platt, Inc.                                633,861            13,964
  Hilton Hotels Corp.                                1,191,189            13,818
  GPU, Inc.                                            392,427            13,794
* AutoZone Inc.                                        367,651            13,787
  Harcourt General, Inc.                               236,791            13,779
  CenturyTel, Inc.                                     454,440            13,770
  Whirlpool Corp.                                      214,994            13,437
  EOG Resources, Inc.                                  377,969            13,437
* Harrah's Entertainment, Inc.                         379,495            13,396
  VF Corp.                                             367,891            13,384
  Huntington Bancshares Inc.                           810,568            13,253
  Pinnacle West Capital Corp.                          273,980            12,987
* Thermo Electron Corp.                                586,957            12,925
  PACCAR, Inc.                                         247,345            12,718
  Goodrich Corp.                                       334,585            12,708
  W.W. Grainger, Inc.                                  307,461            12,655
  ITT Industries, Inc.                                 284,111            12,572
* Avaya Inc.                                           914,211            12,525
* Vitesse Semiconductor Corp.                          592,324            12,462
  Nucor Corp.                                          251,644            12,303
  SAFECO Corp.                                         412,426            12,167
  Circuit City Stores, Inc.                            673,477            12,123
* Aetna Inc.                                           464,724            12,022
* Parametric Technology Corp.                          858,855            12,015
  Cooper Industries, Inc.                              301,617            11,941
  CMS Energy Corp.                                     427,353            11,902
* Allied Waste Industries, Inc.                        635,970            11,880
  Winn-Dixie Stores, Inc.                              454,321            11,871
  Eastman Chemical Co.                                 248,496            11,836
  Newmont Mining Corp.                                 632,875            11,778
  Edison International                               1,052,868            11,739
  The Stanley Works                                    277,807            11,632
  Fluor Corp.                                          256,148            11,565
  R.R. Donnelley & Sons Co.                            380,068            11,288
  Sherwin-Williams Co.                                 507,164            11,259
  Dana Corp.                                           478,071            11,158
* Palm, Inc.                                         1,831,983            11,120
* Citizens Communications Co.                          923,871            11,114
  Engelhard Corp.                                      423,328            10,918
  Darden Restaurants Inc.                              388,156            10,830
  Phelps Dodge Corp.                                   254,397            10,557
* Manor Care, Inc.                                     331,783            10,534
  Black & Decker Corp.                                 263,121            10,383
  Placer Dome, Inc.                                  1,058,341            10,372
* Inco Ltd.                                            587,417            10,139
* Sealed Air Corp.                                     270,321            10,069
  Sunoco, Inc.                                         273,973            10,036
* Office Depot, Inc.                                   962,850             9,994
* American Power
   Conversion Corp.                                    629,335             9,912
  Sigma-Aldrich Corp.                                  249,684             9,643
* Quintiles Transnational Corp.                        377,538             9,533
  Millipore Corp.                                      152,526             9,454
  Wendy's International, Inc.                          367,650             9,390
* Comcast Corp. Class A                                218,396             9,380
  C.R. Bard, Inc.                                      164,421             9,364
  Pall Corp.                                           396,166             9,322
* Niagara Mohawk Holdings Inc.                         517,830             9,160
  Ashland, Inc.                                        224,817             9,015
  PerkinElmer, Inc.                                    326,804             8,997
  The Mead Corp.                                       320,268             8,692
  Liz Claiborne, Inc.                                  170,086             8,581
  Temple-Inland Inc.                                   159,316             8,490
* Tektronix, Inc.                                      305,733             8,301
  Hasbro, Inc.                                         556,952             8,048
  Nordstrom, Inc.                                      432,962             8,031
  International Flavors &
   Fragrances, Inc.                                    315,877             7,938
  Westvaco Corp.                                       325,338             7,902
  Centex Corp.                                         191,621             7,809

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Institutional Index Fund                                Shares             (000)
--------------------------------------------------------------------------------
  Visteon Corp.                                        423,567             7,785
  Alberto-Culver Co. Class B                           182,395             7,668
  SuperValu Inc.                                       428,198             7,515
  Maytag Corp.                                         248,570             7,273
* Conexant Systems, Inc.                               800,001             7,160
* FMC Corp.                                            100,781             6,910
  Bemis Co., Inc.                                      171,930             6,906
* Pactiv Corp.                                         510,665             6,843
  Brunswick Corp.                                      282,562             6,790
* Rowan Cos., Inc.                                     304,989             6,740
  Deluxe Corp.                                         232,195             6,710
  Homestake Mining Co.                                 851,364             6,598
  Boise Cascade Corp.                                  185,431             6,522
  Autodesk, Inc.                                       174,838             6,522
  Bausch & Lomb, Inc.                                  172,387             6,247
  Adolph Coors Co. Class B                             120,775             6,060
  Crane Co.                                            195,371             6,057
* Reebok International Ltd.                            189,553             6,056
* Novell, Inc.                                       1,025,193             5,833
  Pulte Homes, Inc.                                    136,396             5,815
  USX-U.S. Steel Group                                 287,184             5,787
  Meredith Corp.                                       161,142             5,770
  NICOR, Inc.                                          147,652             5,755
* Humana, Inc.                                         545,946             5,378
* Navistar International Corp.                         191,146             5,377
* US Airways Group, Inc.                               216,628             5,264
  Cummins Inc.                                         133,693             5,174
* Big Lots Inc.                                        366,797             5,018
  Great Lakes Chemical Corp.                           162,097             5,001
* Andrew Corp.                                         262,773             4,848
  Allegheny Technologies Inc.                          259,408             4,693
  Peoples Energy Corp.                                 114,286             4,594
  Snap-On Inc.                                         188,284             4,549
* Freeport-McMoRan Copper &
   Gold, Inc. Class B                                  407,873             4,507
* BroadVision, Inc.                                    885,724             4,429
  Tupperware Corp.                                     186,149             4,361
  Ball Corp.                                            91,284             4,342
  Dillard's Inc.                                       284,082             4,338
  KB Home                                              142,016             4,285
* Power-One, Inc.                                      253,408             4,217
  Thomas & Betts Corp.                                 187,309             4,134
  Louisiana-Pacific Corp.                              336,329             3,945
  Hercules, Inc.                                       346,817             3,919
* Sapient Corp.                                        391,638             3,818
  ONEOK, Inc.                                          192,584             3,794
  Ryder System, Inc.                                   193,055             3,784
  Worthington Industries, Inc.                         275,668             3,749
  Cooper Tire & Rubber Co.                             234,239             3,326
  The Timken Co.                                       194,054             3,287
  Potlatch Corp.                                        91,914             3,163
  National Service Industries, Inc.                    132,700             2,995
* McDermott International, Inc.                        195,565             2,278
  American Greetings Corp.
   Class A                                             205,342             2,259
* Viacom Inc. Class A                                   36,030             1,911
* WorldCom, Inc.-MCI Group                              58,540               942
* Freeport-McMoRan Copper &
   Gold, Inc. Class A                                   72,417               726
  Conoco Inc. Class A                                    5,000               141
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $28,415,978)                                                   35,716,707
--------------------------------------------------------------------------------
                                                          Face
                                                        Amount
                                                         (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.0%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
(2) 3.87%, 7/18/2001                                   $ 5,000             4,992
FEDERAL HOME LOAN MORTGAGE CORP.
(2)   3.98%, 7/20/2001                                   3,500             3,494
(2)   4.63%, 7/12/2001                                  10,000             9,990
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  4.07%, 7/2/2001                                      324,391           324,391
  4.07%, 7/2/2001--Note E                                  901               901
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $343,762)                                                         343,768
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
 (Cost $28,759,740)                                                   36,060,475
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets                                                             191,969
Liabilities--Note E                                                    (217,246)
                                                                    ------------
                                                                        (25,277)
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $36,035,198
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)Securities with an aggregate value of $18,476,000 have been segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.

--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note C                                              $29,107,074
Undistributed Net Investment Income                                       15,225
Accumulated Net Realized Losses--Note C                                (374,905)
Unrealized Appreciation (Depreciation)--Note D
 Investment Securities                                                 7,300,735
 Futures Contracts                                                      (12,931)
--------------------------------------------------------------------------------
NET ASSETS                                                           $36,035,198
================================================================================
Institutional Shares--Net Assets
Applicable to 218,074,386 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                           $24,414,973
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                                    $111.96
================================================================================
Institutional Plus Shares--Net Assets
Applicable to 103,789,594 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                           $11,620,225
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL PLUS SHARES                    $111.96
================================================================================

STATEMENT OF OPERATIONS
This Statement shows dividend and interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a fund invested in futures contracts during the period, the results of these investments are shown separately.

--------------------------------------------------------------------------------
                                                                   Institutional
                                                                     Total Stock
                                          Institutional                   Market
                                             Index Fund               Index Fund
                                      ------------------------------------------
                                       Six Months Ended               May 31* to
                                          June 30, 2001            June 30, 2001
                                      ------------------------------------------
                                                  (000)                    (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends                                    $ 215,764                    $ 432
 Interest                                         2,597                       40
 Security Lending                                    48                       --
--------------------------------------------------------------------------------
  Total Income                                  218,409                      472
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
 Management and Administrative--
   Institutional Shares                           7,208                       --
 Management and Administrative--
   Institutional Plus Shares                      1,355                       12
 Expenses Waived                                     --                     (12)
--------------------------------------------------------------------------------
 Total Expenses                                   8,563                       --
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                           209,846                      472
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                      13,573                       42
 Futures Contracts                                (304)                    (349)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                         13,269                    (307)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                      (2,708,197)                 (10,108)
 Futures Contracts                             (12,341)                     (16)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                             (2,720,538)                 (10,124)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                           $(2,497,423)                $ (9,959)
================================================================================
*Inception.

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

----------------------------------------------------------------------------------------------------------
                                              Institutional                     Institutional Total Stock
                                               Index Fund                           Market Index Fund
                              -----------------------------------------        ---------------------------
                                    Six Months                     Year
                                         Ended                    Ended                   May 31* to
                                 June 30, 2001            Dec. 31, 2000                June 30, 2001
                                         (000)                    (000)                        (000)
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income               $ 209,846                $ 409,107                        $ 472
 Realized Net Gain (Loss)               13,269                  683,942                        (307)
 Change in Unrealized Appreciation
  (Depreciation)                    (2,720,538)              (4,689,689)                     (10,124)
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations        (2,497,423)              (3,596,640)                      (9,959)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Institutional Shares                (133,834)                (312,466)                          --
  Institutional Plus Shares            (62,068)                 (95,770)                        (245)
 Realized Capital Gain
  Institutional Shares                      --                       --                           --
  Institutional Plus Shares                 --                       --                           --
----------------------------------------------------------------------------------------------------------
  Total Distributions                 (195,902)                (408,236)                        (245)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
 Institutional Shares                 (121,352)                 392,785                           --
 Institutional Plus Shares           1,679,105                5,004,260                      612,513
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions        1,557,753                5,397,045                      612,513
----------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)          (1,135,572)               1,392,169                      602,309
----------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                37,170,770               35,778,601                           --
----------------------------------------------------------------------------------------------------------
 End of Period                     $36,035,198              $37,170,770                     $602,309
==========================================================================================================
*Inception.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

---------------------------------------------------------------------------------------------------------
                                                         Institutional Index Fund Institutional Shares
                                                                     Year Ended December 31,
For a Share Outstanding            Six Months Ended   ---------------------------------------------------
Throughout Each Period                June 30, 2001      2000       1999       1998      1997       1996
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $120.72   $134.02    $112.85    $ 89.56    $68.86     $57.93
---------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .663     1.403      1.501      1.429     1.391       1.38
 Net Realized and Unrealized Gain (Loss)
  on Investments                             (8.803)  (13.303)    22.143     24.177    21.415      11.90
---------------------------------------------------------------------------------------------------------
  Total from Investment Operations           (8.140)  (11.900)    23.644     25.606    22.806      13.28
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         (.620)   (1.400)    (1.514)    (1.416)   (1.391)     (1.36)
 Distributions from Realized Capital Gains       --        --      (.960)     (.900)    (.715)      (.99)
---------------------------------------------------------------------------------------------------------
  Total Distributions                         (.620)   (1.400)    (2.474)    (2.316)   (2.106)     (2.35)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $111.96   $120.72    $134.02    $112.85    $89.56     $68.86
=========================================================================================================

TOTAL RETURN                                 -6.73%    -8.95%     21.17%     28.79%    33.36%     23.06%
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $24,415   $26,406    $28,918    $22,338   $15,348    $11,426
 Ratio of Total Expenses to
  Average Net Assets                       0.058%**     0.06%      0.06%      0.06%     0.06%      0.06%
 Ratio of Net Investment Income to
  Average Net Assets                        1.17%**     1.10%      1.25%      1.46%     1.77%      2.18%
 Portfolio Turnover Rate*                      7%**       11%        14%        11%        7%         9%
=========================================================================================================
 *Portfolio turnover rates excluding in-kind redemptions were 5%, 7%, 3%, 7%, 6%, and 9%, respectively.
**Annualized.

----------------------------------------------------------------------------------------------------
                                                 Institutional Index Fund Institutional Plus Shares
                                                            Year Ended Dec. 31,
For a Share Outstanding            Six Months Ended   ------------------------------     July 7* to
Throughout Each Period                June 30, 2001      2000       1999       1998   Dec. 31, 1997
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $120.72   $134.02    $112.85    $ 89.56          $84.91
----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .681     1.449      1.542      1.464            .681
 Net Realized and Unrealized Gain (Loss)
  on Investments                             (8.803)  (13.302)    22.143     24.177           5.455
----------------------------------------------------------------------------------------------------
  Total from Investment Operations           (8.122)  (11.853)    23.685     25.641           6.136
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         (.638)   (1.447)    (1.555)    (1.451)          (.866)
 Distributions from Realized Capital Gains       --        --      (.960)     (.900)          (.620)
----------------------------------------------------------------------------------------------------
  Total Distributions                         (.638)   (1.447)    (2.515)    (2.351)         (1.486)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $111.96   $120.72    $134.02    $112.85          $89.56
====================================================================================================

TOTAL RETURN                                 -6.71%    -8.92%     21.21%     28.83%           7.29%
====================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $11,620   $10,765     $6,861     $4,951          $3,488
 Ratio of Total Expenses to Average
  Net Assets                               0.025%**    0.025%     0.025%     0.025%        0.025%**
 Ratio of Net Investment Income to Average
  Net Assets                                1.21%**     1.14%      1.29%      1.49%         1.72%**
 Portfolio Turnover RateY                      7%**       11%        14%        11%              7%
====================================================================================================
 *Inception.
**Annualized.
 YPortfolio turnover rates excluding in-kind redemptions were 5%, 7%, 3%, 7%, and 6%, respectively.

--------------------------------------------------------------------------------
                                    Institutional Total Stock Market Index Fund
                                                      Institutional Plus Shares

                                                                     May 31* to
For a Share Outstanding Throughout the Period                     June 30, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $25.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                      .02
 Net Realized and Unrealized Gain (Loss) on Investments                    (.43)
--------------------------------------------------------------------------------
  Total from Investment Operations                                         (.41)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                      (.01)
 Distributions from Realized Capital Gains                                   --
--------------------------------------------------------------------------------
  Total Distributions                                                      (.01)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $24.58
================================================================================

TOTAL RETURN                                                             -1.64%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                      $602
 Ratio of Total Expenses to Average Net Assets                          0.00%**
 Ratio of Net Investment Income to Average Net Assets                    0.95%Y
 Portfolio Turnover Rate                                                    6%Y
================================================================================
 *Inception.
**Net of expense waiver of 0.025%. See Note B in Notes to Financial Statements.
 YAnnualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Institutional U.S. Stock Index Funds comprise the Institutional Index and Institutional Total Stock Market Index Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The Institutional Index Fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $10 million and $200 million, respectively. The Institutional Total Stock Market Index Fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $200 million and $500 million, respectively. The Institutional Total Stock Market Index Fund has not issued any Institutional Shares through June 30, 2001.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. Security Valuation: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.
     2. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. Repurchase Agreements: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. Futures Contracts: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. Both funds use S&P 500 Index futures contracts; the Institutional Total Stock Market Index Fund also uses S&P Midcap 400 Index futures contracts. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the funds and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).
     5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of each fund. For the six months ended June 30, 2001, the fees for such services were 0.058% and 0.025%, respectively, of average net assets for the Institutional and Plus Shares of the Institutional Index Fund, of which 0.038% and 0.005%, respectively, related to class-specific shareholder services. Vanguard voluntarily waived fees of $12,000, representing an effective annual rate of 0.025% of average net assets of the Institutional Total Stock Market Index Fund, during the period from its inception, May 31, 2001, to June 30, 2001. The funds' trustees and officers are also directors and officers of Vanguard.

C. During the six months ended June 30, 2001, purchases and sales of investment securities, other than temporary cash investments, were:

--------------------------------------------------------------------------------
                                                            (000)
                                          --------------------------------------
Fund                                           Purchases              Sales
--------------------------------------------------------------------------------
Institutional Index Fund                      $2,582,921         $1,295,666
Institutional Total Stock Market Index Fund      605,262              5,198
--------------------------------------------------------------------------------

     During the six months ended June 30, 2001, the Institutional Index Fund realized $244,659,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.
     At December 31, 2000, the Institutional Index Fund had available realized losses of $143,547,000 to offset future net capital gains of $48,662,000 through December 31, 2008, and $94,885,000 through December 31, 2009.

D. At June 30, 2001, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                     (000)
                             ---------------------------------------------------
                                                                  Net Unrealized
                             Appreciated      Depreciated           Appreciation
Fund                          Securities       Securities         (Depreciation)
--------------------------------------------------------------------------------
Institutional Index Fund     $10,286,238     $(2,985,503)             $7,300,735
Institutional Total Stock
 Market Index Fund                17,089         (27,197)               (10,108)
--------------------------------------------------------------------------------

     At June 30, 2001, the aggregate  settlement value of open futures contracts
expiring   in   September   2001  and  the   related   unrealized   appreciation
(depreciation) were:

--------------------------------------------------------------------------------
                                                     (000)
                              --------------------------------------------------
                                                 Aggregate            Unrealized
                                   Number of    Settlement          Appreciation
Fund/Futures Contracts        Long Contracts         Value        (Depreciation)
--------------------------------------------------------------------------------
Institutional Index Fund/
 S&P 500 Index                         1,004      $309,157             $(12,931)
Institutional Total Stock Market Index Fund/
 S&P 500 Index                            25         7,698                  (21)
 S&P MidCap 400 Index                      8         2,090                     5
--------------------------------------------------------------------------------


E. The market value of securities on loan to broker/dealers at June 30, 2001, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                               (000)
                                                  ------------------------------
                                                  Market Value              Cash
                                                     of Loaned        Collateral
Fund                                                Securities          Received
--------------------------------------------------------------------------------
Institutional Index Fund                                  $803              $901
Institutional Total Stock Market Index Fund                  8                28
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Shares issued and redeemed for each class of shares were:

--------------------------------------------------------------------------------------------------
                                                    Six Months                Ended Year Ended
                                                 June 30, 2001               December 31, 2000
                                            ----------------------      --------------------------
                                             Amount        Shares         Amount           Shares
Fund                                          (000)         (000)          (000)            (000)
--------------------------------------------------------------------------------------------------
INSTITUTIONAL INDEX FUND
Institutional Shares
 Issued                                  $3,308,748        28,957     $8,935,648           68,284
 Issued in Lieu of Cash Distributions       117,667         1,086        275,876            2,122
 Redeemed                                (3,547,767)      (30,711)    (8,818,739)         (67,445)
                                        ----------------------------------------------------------
  Net Increase (Decrease)--
   Institutional Shares                    (121,352)         (668)       392,785            2,961
--------------------------------------------------------------------------------------------------
Institutional Plus Shares
 Issued                                   2,518,503        22,029      5,729,725           43,582
 Issued in Lieu of Cash Distributions        58,110           535         88,352              689
 Redeemed                                  (897,508)       (7,950)      (813,817)          (6,286)
                                         ---------------------------------------------------------
  Net Increase (Decrease)--Plus Shares    1,679,105        14,614      5,004,260           37,985
--------------------------------------------------------------------------------------------------
INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
Institutional Shares
 Issued                                          --            --             --               --
 Issued in Lieu of Cash Distributions            --            --             --               --
 Redeemed                                        --            --             --               --
                                          --------------------------------------------------------
  Net Increase (Decrease)--Institutional Shares  --            --             --               --
--------------------------------------------------------------------------------------------------
Institutional Plus Shares
 Issued                                    $612,513        24,501             --               --
 Issued in Lieu of Cash Distributions            --            --             --               --
 Redeemed                                        --            --             --               --
                                          --------------------------------------------------------
  Net Increase (Decrease)--Plus Shares      612,513        24,501             --               --
--------------------------------------------------------------------------------------------------

THE ADVANTAGES OF
GETTING CONNECTED
  Visit Vanguard.com

[Computer graphic]
Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.
     Consider the benefits of using Vanguard.com. On our website, you can:
     **Choose to receive all fund reports, as well as prospectuses, online. **Request a courtesy e-mail to notify you when a new fund report or prospectus is available.
     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also
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     If you invest  directly  with us, you can also elect to receive all of your
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statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All   Vanguard   shareholders   can  choose  to  receive   our   electronic
news-letters:  Economic  Week in Review,  a recap of each  week's  key  economic
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mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R)
 Family of Funds

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
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Institutional Index Fund
Institutional Total Stock Market Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds (California, Florida, Massachusetts, New Jersey, New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds (California, New Jersey, New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE
 Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES
John J. Brennan (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

Charles D. Ellis (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JoAnn Heffernan Heisen (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

Bruce K. MacLaury (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

Burton G. Malkiel (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

Alfred M. Rankin, Jr. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

James O. Welch, Jr. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. Lawrence Wilson (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.


--------------------------------------------------------------------------------
OTHER FUND OFFICERS
R. Gregory Barton, Secretary; Managing Director-Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

Thomas J. Higgins, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.


--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS
Robert A. DiStefano, Information Technology.
James H. Gately, Direct Investor Services.
Kathleen C. Gubanich, Human Resources.
Ian A. MacKinnon, Fixed Income Group.
F. William McNabb, III, Institutional Investor Group.
Michael S. Miller, Planning and Development.
Ralph K. Packard, Chief Financial Officer.
George U. Sauter, Quantitative Equity Group.


--------------------------------------------------------------------------------
                                 John C. Bogle
               Founder; Chairman and Chief Executive, 1974-;1996.

[Vanguard Ship Logo]
Post Office Box 2600
Valley Forge, PA 19482-2600

About Our Cover

Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.

World Wide Web
www.vanguard.com

Fund Information
1-800-662-7447

Direct Investor Account Services
1-800-662-2739

Institutional Investor Services
1-800-523-1036

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.
Q942 082001

VANGUARD INSTITUTIONAL
U.S. STOCK INDEX FUNDS
INSTITUTIONAL  TOTAL STOCK  MARKET
INDEX FUND

Statement of Net Assets--June 30, 2001 (unaudited)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, which begin on page 16 of the accompanying report.
     This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.0%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                            432,769                 21,098
* Microsoft Corp.                                 234,393                 17,111
  Exxon Mobil Corp.                               150,644                 13,159
  Citigroup, Inc.                                 219,426                 11,595
  Pfizer, Inc.                                    275,170                 11,021
* AOL Time Warner Inc.                            192,964                 10,227
  Wal-Mart Stores, Inc.                           195,234                  9,527
  American International
   Group, Inc.                                    101,539                  8,732
  Intel Corp.                                     293,082                  8,573
  International Business
   Machines Corp.                                  75,834                  8,569
  Johnson & Johnson                               131,897                  6,595
  Merck & Co., Inc.                               100,098                  6,397
  Verizon Communications                          117,993                  6,313
  SBC Communications Inc.                         147,373                  5,904
* Cisco Systems, Inc.                             318,717                  5,801
  Philip Morris Cos., Inc.                         96,534                  4,899
  The Coca-Cola Co.                               108,614                  4,888
  Home Depot, Inc.                                101,538                  4,727
* Oracle Corp.                                    244,688                  4,649
* Berkshire Hathaway Inc. Class A                      66                  4,580
  Bristol-Myers Squibb Co.                         85,118                  4,452
  Bank of America Corp.                            70,153                  4,211
* Viacom Inc. Class B                              77,508                  4,011
  J.P. Morgan Chase & Co.                          86,431                  3,855
  Fannie Mae                                       43,654                  3,717
  Eli Lilly & Co.                                  48,986                  3,625
  The Procter & Gamble Co.                         56,616                  3,612
  Wells Fargo Co.                                  74,876                  3,476
  American Home Products Corp.                     57,381                  3,353
  AT&T Corp.                                      152,010                  3,344
  BellSouth Corp.                                  81,797                  3,294
  Abbott Laboratories                              67,624                  3,247
  Morgan Stanley
   Dean Witter & Co.                               48,633                  3,124
* Dell Computer Corp.                             113,200                  2,960
  PepsiCo, Inc.                                    63,787                  2,819
* EMC Corp.                                        95,976                  2,788
* Amgen, Inc.                                      45,501                  2,761
  The Walt Disney Co.                              91,291                  2,637
  Pharmacia Corp.                                  56,472                  2,595

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  Chevron Corp.                                    28,106                  2,544
  Hewlett-Packard Co.                              84,840                  2,427
  Medtronic, Inc.                                  52,573                  2,419
  Texas Instruments, Inc.                          75,756                  2,387
  Qwest Communications
   International Inc.                              72,558                  2,313
  Schering-Plough Corp.                            63,792                  2,312
  American Express Co.                             57,831                  2,245
* Sun Microsystems, Inc.                          142,653                  2,244
  E.I. du Pont de Nemours & Co.                    45,468                  2,194
  Merrill Lynch & Co., Inc.                        36,553                  2,167
  Freddie Mac                                      30,329                  2,124
  The Boeing Co.                                   38,008                  2,114
  Minnesota Mining &
   Manufacturing Co.                               17,285                  1,973
  Ford Motor Co.                                   80,042                  1,966
* QUALCOMM, Inc.                                   32,975                  1,929
  U.S. Bancorp                                     83,720                  1,909
  FleetBoston Financial Corp.                      47,449                  1,873
  Bank One Corp.                                   50,753                  1,818
* WorldCom Inc-WorldCom Group                     125,369                  1,781
* Comcast Corp. Special Class A                    40,984                  1,780
* Applied Materials, Inc.                          35,508                  1,744
  Anheuser-Busch Cos., Inc.                        39,259                  1,618
* Clear Channel
   Communications, Inc.                            25,693                  1,612
  Texaco Inc.                                      24,104                  1,606
  Enron Corp.                                      32,575                  1,597
  Motorola, Inc.                                   95,950                  1,590
  The Bank of New York Co., Inc.                   32,209                  1,547
  General Motors Corp.                             24,004                  1,546
  McDonald's Corp.                                 56,861                  1,540
  Walgreen Co.                                     44,520                  1,521
  Fifth Third Bancorp                              25,081                  1,507
  United Technologies Corp.                        20,537                  1,506
  First Union Corp.                                42,985                  1,502
  Alcoa Inc.                                       37,941                  1,495
  Colgate-Palmolive Co.                            24,546                  1,448
  Washington Mutual, Inc.                          38,345                  1,440
  Allstate Corp.                                   31,880                  1,402
  Automatic Data Processing, Inc.                  27,523                  1,368
  Household International, Inc.                    20,425                  1,362
  Target Corp.                                     39,361                  1,362
  Cardinal Health, Inc.                            19,433                  1,341
  Gillette Co.                                     46,240                  1,340
  Schlumberger Ltd.                                25,183                  1,326
  Duke Energy Corp.                                33,607                  1,311
  Dow Chemical Co.                                 39,368                  1,309
  Kimberly-Clark Corp.                             23,266                  1,301
  Electronic Data Systems Corp.                    20,585                  1,287
  Baxter International, Inc.                       25,868                  1,268
  MBNA Corp.                                       37,229                  1,227
  Honeywell International Inc.                     34,963                  1,223
  Marsh & McLennan Cos., Inc.                      12,092                  1,221
  Lowe's Cos., Inc.                                16,791                  1,218
  El Paso Corp.                                    22,166                  1,165
* Veritas Software Corp.                           17,415                  1,159
  Compaq Computer Corp.                            74,224                  1,150
  Emerson Electric Co.                             18,802                  1,138
* Cox Communications, Inc.
   Class A                                         25,107                  1,112
  First Data Corp.                                 17,138                  1,101
  The Gap, Inc.                                    37,320                  1,082
* Micron Technology, Inc.                          26,152                  1,075
  HCA Inc.                                         23,558                  1,065
* Safeway, Inc.                                    22,017                  1,057
  Metropolitan Life Insurance Co.                  33,156                  1,027
  American General Corp.                           21,942                  1,019
* AES Corp.                                        23,348                  1,005
* Sprint PCS                                       41,103                    993
  Mellon Financial Corp.                           21,052                    968
  Charles Schwab Corp.                             60,814                    930
  Lucent Technologies, Inc.                       149,665                    928
* Siebel Systems, Inc.                             19,743                    926
* Kohl's Corp.                                     14,660                    920
  Computer Associates
   International, Inc.                             25,207                    907
  Exelon Corp.                                     13,981                    896
* The Kroger Co.                                   35,713                    893
  UnitedHealth Group Inc.                          13,943                    861
  Lehman Brothers Holdings, Inc.                   10,917                    849
  Illinois Tool Works, Inc.                        13,271                    840
  PNC Financial Services Group                     12,726                    837
  SunTrust Banks, Inc.                             12,914                    837
  ALLTEL Corp.                                     13,649                    836
  Waste Management, Inc.                           27,124                    836
  Sprint Corp.                                     38,583                    824
  National City Corp.                              26,455                    814
* Costco Wholesale Corp.                           19,804                    814
* eBay Inc.                                        11,746                    804
  Sysco Corp.                                      29,494                    801
  Carnival Corp.                                   25,671                    788
  Conoco Inc. Class B                              27,191                    786
* General Motors Corp. Class H                     38,548                    781
* Gemstar-TV Guide
   International, Inc.                             17,928                    764
  International Paper Co.                          21,283                    760
  Gannett Co., Inc.                                11,496                    758
  Caterpillar, Inc.                                15,086                    755
  Providian Financial Corp.                        12,462                    738
* Tenet Healthcare Corp.                           14,156                    730
  AFLAC, Inc.                                      23,112                    728
* Cendant Corp.                                    37,080                    723
* JDS Uniphase Corp.                               57,250                    716
  Lockheed Martin Corp.                            19,056                    706
  The Hartford Financial Services
   Group Inc.                                      10,301                    705
  Williams Cos., Inc.                              21,344                    703

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  State Street Corp.                               14,107                    698
  Southern Co.                                     29,834                    694
  Omnicom Group Inc.                                8,019                    690
  Halliburton Co.                                  19,091                    680
* Analog Devices, Inc.                             15,683                    678
  General Dynamics Corp.                            8,686                    676
  Corning, Inc.                                    40,129                    671
  CVS Corp.                                        17,097                    660
  Dynegy, Inc.                                     14,081                    655
  Paychex, Inc.                                    16,272                    651
  Wachovia Corp.                                    9,142                    650
  Sara Lee Corp.                                   34,281                    649
  American Electric Power Co., Inc.                14,038                    648
* Agilent Technologies, Inc.                       19,882                    646
  Dominion Resources, Inc.                         10,701                    643
  BB&T Corp.                                       17,511                    643
  Phillips Petroleum Co.                           11,128                    634
* PeopleSoft, Inc.                                 12,845                    632
  CIGNA Corp.                                       6,593                    632
  United Parcel Service, Inc.                      10,799                    624
* Maxim Integrated Products, Inc.                  14,088                    623
  Harley-Davidson, Inc.                            13,222                    622
  H.J. Heinz Co.                                   15,159                    620
  Southwest Airlines Co.                           33,034                    611
  Linear Technology Corp.                          13,806                    611
  Sears, Roebuck & Co.                             14,368                    608
  Northern Trust Corp.                              9,669                    604
  Eastman Kodak Co.                                12,786                    597
  Union Pacific Corp.                              10,804                    593
* Xilinx, Inc.                                     14,384                    593
  The Chubb Corp.                                   7,613                    589
  Anadarko Petroleum Corp.                         10,855                    586
* NEXTEL Communications, Inc.                      33,166                    580
* Best Buy Co., Inc.                                9,067                    576
  Transocean Sedco Forex Inc.                      13,809                    570
  The McGraw-Hill Cos., Inc.                        8,526                    564
  Loews Corp.                                       8,682                    559
* Forest Laboratories, Inc.                         7,687                    546
  Capital One Financial Corp.                       9,093                    546
  John Hancock Financial
   Services, Inc.                                  13,502                    544
  TXU Corp.                                        11,253                    542
  General Mills, Inc.                              12,378                    542
* FedEx Corp.                                      13,333                    536
  Albertson's, Inc.                                17,859                    536
* Genzyme Corp.                                     8,772                    535
* CIENA Corp.                                      14,078                    535
  Franklin Resources Corp.                         11,523                    527
  Tribune Co.                                      13,177                    527
* VeriSign, Inc.                                    8,750                    525
* BEA Systems, Inc.                                17,093                    525
  The Quaker Oats Co.                               5,746                    524
  USA Education Inc.                                7,145                    522
  Weyerhaeuser Co.                                  9,465                    520
  Burlington Northern
   Santa Fe Corp.                                  17,124                    517
* Concord EFS, Inc.                                 9,924                    516
* Solectron Corp.                                  28,141                    515
  Kellogg Co.                                      17,699                    513
* Mirant Corp.                                     14,766                    508
  The Goldman Sachs Group, Inc.                     5,845                    502
* Altera Corp.                                     17,065                    495
  Marriott International, Inc.
   Class A                                         10,441                    494
  Adobe Systems, Inc.                              10,501                    494
  Masco Corp.                                      19,767                    493
  NIKE, Inc. Class B                               11,728                    492
* Calpine Corp.                                    13,006                    492
  Allergan, Inc.                                    5,726                    490
* Yahoo!, Inc.                                     24,366                    487
  Baker Hughes, Inc.                               14,475                    485
* Broadcom Corp.                                   11,331                    485
  KeyCorp                                          18,518                    482
* Guidant Corp.                                    13,382                    482
  St. Paul Cos., Inc.                               9,500                    482
  Interpublic Group of Cos., Inc.                  16,317                    479
  Avon Products, Inc.                              10,342                    479
* KLA-Tencor Corp.                                  8,042                    470
  Stryker Corp.                                     8,536                    468
  Campbell Soup Co.                                18,020                    464
  ConAgra Foods, Inc.                              23,413                    464
  FPL Group, Inc.                                   7,696                    463
  Wrigley, (Wm.) Jr. Co.                            9,821                    460
  McKesson HBOC, Inc.                              12,393                    460
  Air Products & Chemicals, Inc.                    9,963                    456
  Pitney Bowes, Inc.                               10,803                    455
  Public Service Enterprise
   Group, Inc.                                      9,126                    446
  May Department Stores Co.                        12,993                    445
  Comerica, Inc.                                    7,710                    444
  Golden West Financial Corp.                       6,891                    443
* IDEC Pharmaceuticals Corp.                        6,457                    437
* MedImmune Inc.                                    9,230                    436
* Brocade Communications
   Systems, Inc.                                    9,864                    434
* Juniper Networks, Inc.                           13,938                    433
  Progressive Corp. of Ohio                         3,203                    433
  Lincoln National Corp.                            8,334                    431
* Advanced Micro Devices, Inc.                     14,893                    430
  Occidental Petroleum Corp.                       16,103                    428
* Chiron Corp.                                      8,339                    425
* Comverse Technology, Inc.                         7,444                    425
  Equity Office Properties
   Trust REIT                                      13,433                    425
  Xcel Energy, Inc.                                14,817                    422
* Immunex Corp.                                    23,626                    419

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  Reliant Energy, Inc.                             12,850                    414
  Raytheon Co.                                     15,443                    410
  Ralston-Ralston Purina Group                     13,507                    405
* Genentech, Inc.                                   7,315                    403
  Progress Energy, Inc.                             8,938                    401
  USX-Marathon Group                               13,547                    400
  Becton, Dickinson & Co.                          11,159                    399
* King Pharmaceuticals, Inc.                        7,352                    395
  Synovus Financial Corp.                          12,507                    392
  Aon Corp.                                        11,137                    390
* Bed Bath & Beyond, Inc.                          12,469                    389
  TJX Cos., Inc.                                   12,200                    389
  Delphi Automotive Systems Corp.                  24,344                    388
  Deere & Co.                                      10,232                    387
  PPG Industries, Inc.                              7,337                    386
* USA Networks, Inc.                               13,666                    385
* Univision Communications Inc.                     8,980                    384
  SouthTrust Corp.                                 14,771                    384
* Starbucks Corp.                                  16,527                    380
  Burlington Resources, Inc.                        9,426                    377
  Biomet, Inc.                                      7,781                    374
* Lexmark International, Inc.                       5,538                    372
  Entergy Corp.                                     9,696                    372
* Federated Department Stores, Inc.                 8,644                    367
  Consolidated Edison Inc.                          9,220                    367
  Hershey Foods Corp.                               5,927                    366
  IMS Health, Inc.                                 12,772                    364
* Intuit, Inc.                                      9,029                    361
  Unocal Corp.                                     10,566                    361
  Archer-Daniels-Midland Co.                       27,561                    358
  MBIA, Inc.                                        6,431                    358
* i2 Technologies, Inc.                            17,922                    355
  Mattel, Inc.                                     18,603                    352
* Apple Computer, Inc.                             15,099                    351
* Biogen, Inc.                                      6,442                    350
  PPL Corp.                                         6,334                    348
  The Clorox Co.                                   10,288                    348
* SunGard Data Systems, Inc.                       11,592                    348
* Novellus Systems, Inc.                            6,125                    348
* Tellabs, Inc.                                    17,912                    347
  Danaher Corp.                                     6,184                    346
  Norfolk Southern Corp.                           16,718                    346
* Fiserv, Inc.                                      5,397                    345
  Textron, Inc.                                     6,201                    341
  Cintas Corp.                                      7,364                    341
* IVAX Corp.                                        8,676                    338
  MGIC Investment Corp.                             4,655                    338
* Cablevision Systems-NY Group A                    5,765                    337
  UnumProvident Corp.                              10,494                    337
* Electronic Arts Inc.                              5,800                    336
  CSX Corp.                                         9,263                    336
* EchoStar Communications Corp.                    10,304                    334
  DTE Energy Co.                                    7,191                    334
  Georgia Pacific Group                             9,837                    333
  Dover Corp.                                       8,844                    333
* Human Genome Sciences, Inc.                       5,476                    330
* Millennium Pharmaceuticals, Inc.                  9,253                    329
  Equity Residential Properties
   Trust REIT                                       5,790                    327
  Regions Financial Corp.                          10,218                    327
* Sanmina Corp.                                    13,927                    326
  Jefferson-Pilot Corp.                             6,740                    326
  Stilwell Financial, Inc.                          9,691                    325
  Praxair, Inc.                                     6,907                    325
  Intimate Brands, Inc.                            21,340                    322
  M & T Bank Corp.                                  4,210                    318
  FirstEnergy Corp.                                 9,824                    316
  Rohm & Haas Co.                                   9,567                    315
* Staples, Inc.                                    19,684                    315
  Starwood Hotels & Resorts
   Worldwide, Inc.                                  8,414                    314
* CNA Financial Corp.                               7,933                    313
  Amerada Hess Corp.                                3,863                    312
  Molex, Inc.                                       8,506                    311
  The Limited, Inc.                                18,535                    306
  Rockwell International Corp.                      7,936                    303
  AmSouth Bancorp                                  16,358                    302
  Constellation Energy Group                        7,085                    302
* Quest Diagnostics, Inc.                           4,030                    302
  J.C. Penney Co., Inc.                            11,431                    301
* Boston Scientific Corp.                          17,657                    300
  Coca-Cola Enterprises, Inc.                      18,198                    298
  Northrop Grumman Corp.                            3,712                    297
  New York Times Co. Class A                        7,061                    297
* LSI Logic Corp.                                  15,760                    296
  Tosco Corp.                                       6,700                    295
  Devon Energy Corp.                                5,596                    294
* Charter Communications, Inc.                     12,484                    292
  Newell Rubbermaid, Inc.                          11,607                    291
  Charter One Financial                             9,051                    289
  Ingersoll-Rand Co.                                6,999                    288
* DST Systems, Inc.                                 5,444                    287
  Scientific-Atlanta, Inc.                          7,045                    286
* Sabre Holdings Corp.                              5,705                    285
* Citrix Systems, Inc.                              8,069                    282
* Tricon Global Restaurants, Inc.                   6,369                    280
  Dollar General Corp.                             14,326                    279
  Telephone & Data Systems, Inc.                    2,564                    279
  Xerox Corp.                                      29,116                    279
* Watson Pharmaceuticals, Inc.                      4,486                    277
  Cincinnati Financial Corp.                        6,991                    276
* Adelphia Communications Corp.
   Class A                                          6,689                    274
* NVIDIA Corp.                                      2,951                    274
  Bear Stearns Co., Inc.                            4,637                    273
  Apache Corp.                                      5,386                    273

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Atmel Corp.                                      20,233                    273
  Kerr-McGee Corp.                                  4,114                    273
* TMP Worldwide, Inc.                               4,602                    272
  Johnson Controls, Inc.                            3,753                    272
* HEALTHSOUTH Corp.                                16,739                    267
  AMBAC Financial Group Inc.                        4,591                    267
  Union Planters Corp.                              6,035                    263
  Fortune Brands, Inc.                              6,744                    259
* QLogic Corp.                                      3,999                    258
  Allegheny Energy, Inc.                            5,332                    257
* Wellpoint Health Networks Inc.
   Class A                                          2,729                    257
  H & R Block, Inc.                                 3,979                    257
* Jabil Circuit, Inc.                               8,314                    257
* PanAmSat Corp.                                    6,550                    255
  Ameren Corp.                                      5,957                    254
* Computer Sciences Corp.                           7,342                    254
* Openwave Systems Inc.                             7,283                    253
  The Pepsi Bottling Group, Inc.                    6,271                    251
* Teradyne, Inc.                                    7,597                    251
  Kinder Morgan, Inc.                               4,982                    250
* Rational Software Corp.                           8,862                    249
  RadioShack Corp.                                  8,098                    247
  Applera Corp-Applied
   Biosystems Group                                 9,183                    246
  Avery Dennison Corp.                              4,805                    245
  Sempra Energy                                     8,916                    244
  R.J. Reynolds Tobacco
   Holdings, Inc.                                   4,448                    243
  Cinergy Corp.                                     6,931                    242
  NiSource, Inc.                                    8,834                    241
* Kmart Corp.                                      21,039                    241
  Marshall & Ilsley Corp.                           4,456                    240
* BMC Software, Inc.                               10,611                    239
* Gilead Sciences, Inc.                             4,101                    239
* Nabors Industries, Inc.                           6,397                    238
* AMR Corp.                                         6,570                    237
  Moody's Corp.                                     7,084                    237
  Genuine Parts Co.                                 7,515                    237
  Washington Post Co. Class B                         412                    236
  Zions Bancorp                                     3,997                    236
  E.W. Scripps Co. Class A                          3,417                    236
  Vulcan Materials Co.                              4,384                    236
  Delta Air Lines, Inc.                             5,338                    235
  Willamette Industries, Inc.                       4,741                    235
* Andrx Corp.-Andrx Group                           3,045                    234
* Laboratory Corp. of
   America Holdings                                 3,046                    234
  UnionBanCal Corp.                                 6,893                    232
  Estee Lauder Cos. Class A                         5,388                    232
* Agere Systems Inc.                               30,883                    232
  Countrywide Credit Industries, Inc.               5,046                    232
* Convergys Corp.                                   7,650                    231
  Total System Services, Inc.                       8,147                    231
* Gateway, Inc.                                    14,030                    231
* BroadWing Inc.                                    9,432                    231
  Tiffany & Co.                                     6,360                    230
* Weatherford International, Inc.                   4,786                    230
  Dow Jones & Co., Inc.                             3,816                    228
  Ecolab, Inc.                                      5,514                    226
* Jones Apparel Group, Inc.                         5,204                    225
  Equifax, Inc.                                     6,129                    225
* Compuware Corp.                                  16,050                    225
  SEI Corp.                                         4,733                    224
* ADC Telecommunications, Inc.                     33,917                    224
* Health Management Associates
   Class A                                         10,614                    223
* Applied Micro Circuits Corp.                     12,971                    223
* St. Jude Medical, Inc.                            3,706                    222
  TRW, Inc.                                         5,423                    222
* Amazon.com, Inc.                                 15,637                    221
* National Semiconductor Corp.                      7,596                    221
  Torchmark Corp.                                   5,489                    221
  Simon Property Group, Inc. REIT                   7,360                    221
  North Fork Bancorp, Inc.                          7,091                    220
  National Commerce
   Financial Corp.                                  8,914                    217
* U.S. Cellular Corp.                               3,742                    216
* Metro-Goldwyn-Mayer Inc.                          9,490                    215
  Parker Hannifin Corp.                             5,061                    215
* SPX Corp.                                         1,708                    214
* Fox Entertainment Group, Inc.
   Class A                                          7,652                    213
  KeySpan Corp.                                     5,830                    213
* Toys R Us, Inc.                                   8,566                    212
  Symbol Technologies, Inc.                         9,528                    212
* Mercury Interactive Corp.                         3,527                    211
* Apollo Group, Inc. Class A                        4,949                    210
  Eaton Corp.                                       2,972                    208
* MGM Mirage, Inc.                                  6,943                    208
* Sonus Networks, Inc.                              8,808                    206
  UST, Inc.                                         7,071                    204
* BJ Services Co.                                   7,162                    203
* Unisys Corp.                                     13,662                    201
* International Game Technology                     3,202                    200
* Cadence Design Systems, Inc.                     10,726                    200
  T. Rowe Price Group Inc.                          5,276                    197
* NCR Corp.                                         4,170                    196
  Popular, Inc.                                     5,940                    196
  First Tennessee National Corp.                    5,616                    195
* Microchip Technology, Inc.                        5,658                    194
  The Goodyear Tire & Rubber Co.                    6,892                    193
* Conseco Inc.                                     14,126                    193
* Robert Half International, Inc.                   7,746                    193
* Network Appliance, Inc.                          14,001                    192
* Noble Drilling Corp.                              5,855                    192

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  Diamond Offshore Drilling, Inc.                   5,774                    191
* RF Micro Devices, Inc.                            7,112                    191
* Abercrombie & Fitch Co.                           4,279                    190
  Family Dollar Stores, Inc.                        7,420                    190
  Brown-Forman Corp. Class B                        2,963                    189
  Knight Ridder                                     3,189                    189
* Kraft Foods Inc.                                  6,100                    189
  PG&E Corp.                                       16,799                    188
* Peregrine Systems, Inc.                           6,486                    188
  Leggett & Platt, Inc.                             8,513                    188
  Hilton Hotels Corp.                              16,033                    186
* Express Scripts                                   3,376                    186
  GPU, Inc.                                         5,275                    185
  Royal Caribbean Cruises, Ltd.                     8,385                    185
  CenturyTel, Inc.                                  6,105                    185
* AutoZone Inc.                                     4,927                    185
  Harcourt General, Inc.                            3,172                    185
* Cabletron Systems, Inc.                           7,989                    183
  Golden State Bancorp Inc.                         5,889                    181
* AmeriCredit Corp.                                 3,474                    180
* American Standard Cos., Inc.                      3,002                    180
  Whirlpool Corp.                                   2,882                    180
  EOG Resources, Inc.                               5,058                    180
* AutoNation, Inc.                                 15,457                    179
  VF Corp.                                          4,928                    179
* Harrah's Entertainment, Inc.                      5,054                    178
  Transatlantic Holdings, Inc.                      1,451                    178
  TECO Energy, Inc.                                 5,822                    178
  Huntington Bancshares Inc.                       10,857                    178
  Dime Bancorp, Inc.                                4,733                    176
* Westwood One, Inc.                                4,739                    175
  Pinnacle West Capital Corp.                       3,677                    174
* Vitesse Semiconductor Corp.                       8,275                    174
* Thermo Electron Corp.                             7,843                    173
  ProLogis Trust REIT                               7,540                    171
* Smurfit-Stone Container Corp.                    10,571                    171
  Spieker Properties, Inc. REIT                     2,856                    171
  PACCAR, Inc.                                      3,323                    171
  Goodrich Corp                                     4,463                    170
  ITT Industries, Inc.                              3,817                    169
  W.W. Grainger, Inc.                               4,100                    169
  Green Point Financial Corp.                       4,384                    168
* Abgenix, Inc.                                     3,732                    168
* Avaya Inc.                                       12,242                    168
* BJ's Wholesale Club, Inc.                         3,135                    167
* ONI Sytems Corp.                                  5,947                    166
  Nucor Corp.                                       3,381                    165
* Caremark Rx, Inc.                                 9,986                    164
* HomeStore.com, Inc.                               4,678                    164
  SAFECO Corp.                                      5,540                    163
* Invitrogen Corp.                                  2,276                    163
* Protein Design Labs, Inc.                         1,881                    163
  Federated Investors, Inc.                         5,055                    163
* SCI Systems, Inc.                                 6,368                    162
  Radian Group, Inc.                                4,008                    162
* American Tower Corp. Class A                      7,839                    162
  TCF Financial Corp.                               3,489                    162
* Parametric Technology Corp.                      11,535                    161
* Aetna Inc.                                        6,226                    161
  Circuit City Stores, Inc.                         8,925                    161
  DPL Inc.                                          5,547                    161
  Ultramar Diamond
   Shamrock Corp.                                   3,392                    160
  Cooper Industries, Inc.                           4,039                    160
  Boston Properties, Inc. REIT                      3,902                    160
* Allied Waste Industries, Inc.                     8,541                    160
  Newmont Mining Corp.                              8,570                    159
  Winn-Dixie Stores, Inc.                           6,080                    159
  AVX Corp.                                         7,560                    159
* LAM Research Corp.                                5,348                    159
  Eastman Chemical Co.                              3,329                    159
  CMS Energy Corp.                                  5,680                    158
  Edison International                             14,140                    158
  R.R. Donnelley & Sons Co.                         5,307                    158
  A.G. Edwards & Sons, Inc.                         3,494                    157
  The Stanley Works                                 3,746                    157
* Affiliated Computer Services, Inc.
   Class A                                          2,170                    156
* Park Place Entertainment                         12,870                    156
* Waters Corp.                                      5,629                    155
  ServiceMaster Co.                                12,934                    155
* Lamar Advertising Co. Class A                     3,526                    155
  Public Storage, Inc. REIT                         5,231                    155
* Cephalon, Inc.                                    2,199                    155
  Sherwin-Williams Co.                              6,969                    155
  Hillenbrand Industries, Inc.                      2,704                    154
* Rite Aid Corp.                                   17,157                    154
  Fluor Corp.                                       3,404                    154
  Mylan Laboratories, Inc.                          5,452                    153
* ImClone Systems, Inc.                             2,897                    153
* TeleCorp PCS, Inc.                                7,877                    153
* Crown Castle International Corp.                  9,261                    152
* Emulex Corp.                                      3,730                    151
* CDW Computer Centers, Inc.                        3,785                    150
  Apartment Investment &
   Management Co. Class A REIT                      3,112                    150
  Dana Corp.                                        6,402                    149
* Palm, Inc.                                       24,519                    149
* Macrovision Corp.                                 2,164                    148
  Old Republic International Corp.                  5,098                    148
* Citizens Communications Co.                      12,276                    148
* Integrated Device Technology Inc.                 4,660                    148
  Vornado Realty Trust REIT                         3,756                    147
* Republic Services, Inc. Class A                   7,386                    147
  Hormel Foods Corp.                                6,014                    146
  Darden Restaurants Inc.                           5,244                    146

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  UtiliCorp United, Inc.                            4,789                    146
* BISYS Group, Inc.                                 2,479                    146
* ICOS Corp.                                        2,284                    146
* Amkor Technology, Inc.                            6,607                    146
  Santa Fe International Corp.                      4,998                    145
* NTL Inc.                                         12,019                    145
* Symantec Corp.                                    3,299                    144
  Murphy Oil Corp.                                  1,957                    144
* Finisar Corp.                                     7,694                    144
  Neuberger Berman Inc.                             2,112                    144
* Global Marine, Inc.                               7,671                    143
* Quest Software, Inc.                              3,780                    143
  Engelhard Corp.                                   5,530                    143
* Manor Care, Inc.                                  4,475                    142
  Banknorth Group, Inc.                             6,257                    142
  Phelps Dodge Corp.                                3,408                    141
  ENSCO International, Inc.                         6,011                    141
  American Water Works Co., Inc.                    4,259                    140
  The PMI Group Inc.                                1,931                    140
  Duke Realty Corp.                                 5,608                    139
* Extreme Networks, Inc.                            4,724                    139
  Compass Bancshares Inc.                           5,232                    139
  Sovereign Bancorp, Inc.                          10,646                    138
  Black & Decker Corp.                              3,495                    138
* Vishay Intertechnology, Inc.                      5,968                    137
  Avalonbay Communities, Inc. REIT                  2,917                    136
* Lincare Holdings, Inc.                            4,540                    136
* Cypress Semiconductor Corp.                       5,688                    136
* Hispanic Broadcasting Corp.                       4,727                    136
* Sealed Air Corp.                                  3,631                    135
  Legg Mason Inc.                                   2,718                    135
  Archstone Communities Trust REIT                  5,232                    135
* Sepracor Inc.                                     3,387                    135
* AmeriSource Health Corp.                          2,436                    135
  Sunoco, Inc.                                      3,668                    134
* MiniMed, Inc.                                     2,792                    134
* BHC Communications, Inc. Class A                    964                    134
* Western Wireless Corp. Class A                    3,115                    134
* Office Depot, Inc.                               12,893                    134
  Expeditors International of
   Washington, Inc.                                 2,225                    133
* American Power Conversion Corp.                   8,432                    133
  Sigma-Aldrich Corp.                               3,435                    133
  Allmerica Financial Corp.                         2,307                    133
* CSG Systems International, Inc.                   2,289                    133
* L-3 Communications Holdings, Inc.                 1,725                    132
* Smith International, Inc.                         2,188                    131
* Cooper Cameron Corp.                              2,344                    131
  Kimco Realty Corp. REIT                           2,746                    130
* Dollar Tree Stores, Inc.                          4,670                    130
  Northeast Utilities                               6,235                    129
* Synopsys, Inc.                                    2,673                    129
  SCANA Corp.                                       4,531                    129
  Reader's Digest Assn., Inc.
   Class A                                          4,471                    129
  Host Marriott Corp. REIT                         10,138                    127
* Vertex Pharmaceuticals, Inc.                      2,558                    127
  Ocean Energy, Inc.                                7,250                    127
* Quintiles Transnational Corp.                     4,990                    126
  Wendy's International, Inc.                       4,921                    126
  Pall Corp.                                        5,322                    125
  Galileo International, Inc.                       3,852                    125
  McCormick & Co., Inc.                             2,975                    125
  The Timber Co.                                    3,494                    125
  C.R. Bard, Inc.                                   2,189                    125
  Wisconsin Energy Corp.                            5,240                    125
  Millipore Corp.                                   2,004                    124
* Continental Airlines, Inc. Class B                2,519                    124
  Crescent Real Estate, Inc. REIT                   5,000                    123
* Niagara Mohawk Holdings Inc.                      6,935                    123
  Hibernia Corp. Class A                            6,883                    123
* McLeodUSA, Inc. Class A                          26,630                    122
* Oxford Health Plan                                4,266                    122
* Micrel, Inc.                                      3,692                    122
* Ceridian Corp.                                    6,322                    121
  Ashland, Inc.                                     3,012                    121
  Talbots Inc.                                      2,752                    120
  Avnet, Inc.                                       5,326                    119
  Mercantile Bankshares Corp.                       3,048                    119
  PerkinElmer, Inc.                                 4,318                    119
  Astoria Financial Corp.                           2,154                    118
  Jack Henry & Associates                           3,817                    118
* Universal Health Services Class B                 2,588                    118
* Sicor, Inc.                                       5,058                    117
  The Mead Corp.                                    4,288                    116
* CheckFree Corp.                                   3,315                    116
  IBP, Inc.                                         4,594                    116
  Waddell & Reed Financial, Inc.                    3,635                    115
  Temple-Inland Inc.                                2,140                    114
  Lennar Corp.                                      2,730                    114
* Cytyc Corp.                                       4,931                    114
  Liz Claiborne, Inc.                               2,249                    113
* Lattice Semiconductor Corp.                       4,645                    113
  Bergen Brunswig Corp. Class A                     5,879                    113
* Infonet Services Corp.                           13,286                    113
* Apogent Technologies Inc.                         4,584                    113
* Enzon, Inc.                                       1,804                    113
  Unitrin, Inc.                                     2,928                    112
  Hudson City Bancorp, Inc.                         4,841                    112
* Tektronix, Inc.                                   4,114                    112
* Brinker International, Inc.                       4,303                    111
* ChoicePoint Inc.                                  2,643                    111
* Barnes & Noble, Inc.                              2,808                    110
* Nextel Partners, Inc.                             7,118                    110
* Community Health Systems, Inc.                    3,739                    110
* Sycamore Networks, Inc.                          11,828                    110

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  ICN Pharmaceuticals, Inc.                         3,465                    110
* Devry, Inc.                                       3,026                    109
* TIBCO Software Inc.                               8,535                    109
  Valley National Bancorp                           3,835                    109
* Chris-Craft Industries, Inc.                      1,519                    108
* Barr Labs Inc.                                    1,535                    108
  Hasbro, Inc.                                      7,479                    108
* WebMD Corporation                                15,422                    108
* Intersil Corp.                                    2,957                    108
  Nordstrom, Inc.                                   5,795                    107
  Sonoco Products Co.                               4,319                    107
  Investors Financial Services Corp.                1,597                    107
* Iron Mountain, Inc.                               2,385                    107
  Energy East Corp.                                 5,111                    107
* American Eagle Outfitters, Inc.                   3,029                    107
  Westvaco Corp.                                    4,386                    107
  Eaton Vance Corp.                                 3,061                    107
  International Flavors &
   Fragrances, Inc.                                 4,228                    106
* Trigon Healthcare, Inc.                           1,631                    106
  Beckman Coulter, Inc.                             2,591                    106
  Viad Corp.                                        4,004                    106
* Entercom Communications Corp.                     1,969                    106
  iStar Financial Inc.                              3,730                    105
  Centex Corp.                                      2,576                    105
  Associated Banc-Corp.                             2,914                    105
* KPMG Consulting Inc.                              6,806                    104
  Visteon Corp.                                     5,671                    104
* Foundry Networks, Inc.                            5,201                    104
  The St. Joe Co.                                   3,862                    104
  Cabot Corp.                                       2,880                    104
* Triad Hospitals, Inc.                             3,518                    104
* Arrow Electronics, Inc.                           4,251                    103
  Alberto-Culver Co. Class B                        2,454                    103
  C.H. Robinson Worldwide, Inc.                     3,684                    103
  Fastenal Co.                                      1,651                    102
* Applera Corp.-Celera
   Genomics Group                                   2,574                    102
  BancWest Corp.                                    2,967                    102
* Triton PCS, Inc.                                  2,486                    102
* Varian Medical Systems, Inc.                      1,424                    102
  Potomac Electric Power Co.                        4,833                    101
  SuperValu Inc.                                    5,757                    101
  Martin Marietta Materials, Inc.                   2,036                    101
  Diebold, Inc.                                     3,120                    100
  Wesco Financial Corp.                               288                    100
  Mitchell Energy & Development
   Corp. Class A                                    2,162                    100
  Alliant Energy Corp.                              3,430                    100
  Commerce Bancshares, Inc.                         2,707                    100
  FirstMerit Corp.                                  3,777                    100
* First Health Group Corp.                          4,134                    100
* Retek Inc.                                        2,075                     99
  DENTSPLY International Inc.                       2,238                     99
  Lafarge Corp.                                     2,936                     98
* Fairchild Semiconductor Corp.                     4,274                     98
* Dun & Bradstreet Corp.                            3,484                     98
  NSTAR                                             2,303                     98
  Manpower Inc.                                     3,278                     98
* Expedia Inc.                                      2,099                     98
  Maytag Corp.                                      3,340                     98
  Valero Energy Corp.                               2,649                     97
  Puget Energy, Inc.                                3,718                     97
  Bowater Inc.                                      2,176                     97
  International Speedway Corp.                      2,316                     97
  White Mountains Insurance
   Group Inc.                                         258                     97
* Lear Corp.                                        2,764                     96
  Protective Life Corp.                             2,802                     96
* Williams-Sonoma, Inc.                             2,472                     96
* Orion Power Holdings, Inc.                        4,029                     96
  Commerce Bancorp, Inc.                            1,367                     96
* Patterson Dental Co.                              2,913                     96
* Smithfield Foods, Inc.                            2,368                     95
* Outback Steakhouse                                3,307                     95
  Equitable Resources, Inc.                         2,838                     95
* Conexant Systems, Inc.                           10,548                     94
  First Virginia Banks, Inc.                        2,003                     94
  AMB Property Corp. REIT                           3,657                     94
  Clayton Homes Inc.                                5,988                     94
  Newport News Shipbuilding Inc.                    1,534                     94
* Celgene Corp.                                     3,253                     94
* National-Oilwell, Inc.                            3,499                     94
* Columbia Sportswear Co.                           1,837                     94
  Belo Corp. Class A                                4,944                     93
* Security Capital Group Inc. REIT
   Class B                                          4,347                     93
* Northwest Airlines Corp. Class A                  3,676                     93
* International Rectifier Corp.                     2,720                     93
  Bemis Co., Inc.                                   2,307                     93
* Health Net Inc.                                   5,298                     92
* Pactiv Corp.                                      6,874                     92
* Krispy Kreme Doughnuts, Inc.                      2,302                     92
  City National Corp.                               2,078                     92
* Vignette Corp.                                   10,366                     92
  PepsiAmericas, Inc.                               6,908                     92
* Venator Group, Inc.                               5,991                     92
* Energizer Holdings, Inc.                          3,989                     92
  Brunswick Corp.                                   3,801                     91
  Deluxe Corp.                                      3,156                     91
  Tidewater Inc.                                    2,418                     91
* Internet Security Systems, Inc.                   1,872                     91
* FMC Corp.                                         1,324                     91
* Mandalay Resort Group                             3,311                     91
  Metris Cos., Inc.                                 2,690                     91
  Autodesk, Inc.                                    2,422                     90

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  MDU Resources Group, Inc.                         2,853                     90
* Rowan Cos., Inc.                                  4,084                     90
  Pacific Century Financial Corp.                   3,477                     90
* Nova Corp. (Georgia)                              2,850                     90
  National Fuel Gas Co.                             1,718                     89
* Gentex Corp.                                      3,200                     89
* E*TRADE Group, Inc.                              13,816                     89
  Arthur J. Gallagher & Co.                         3,423                     89
  Homestake Mining Co.                             11,441                     89
  Tyson Foods, Inc.                                 9,620                     89
  Wilmington Trust Corp.                            1,412                     88
  Liberty Property Trust REIT                       2,984                     88
* Micromuse Inc.                                    3,147                     88
* Riverstone Networks, Inc.                         4,427                     88
* Level 3 Communications, Inc.                     16,033                     88
* Semtech Corp.                                     2,932                     88
  Reynolds & Reynolds Class A                       4,000                     88
  Boise Cascade Corp.                               2,494                     88
  American Financial Group, Inc.                    2,861                     87
  Questar Corp.                                     3,496                     87
  CarrAmerica Realty Corp. REIT                     2,834                     86
  Allied Capital Corp.                              3,729                     86
  American National Insurance Co.                   1,153                     86
  The MONY Group Inc.                               2,147                     86
  CONSOL Energy, Inc.                               3,404                     86
* Alkermes, Inc.                                    2,450                     86
  Noble Affiliates, Inc.                            2,429                     86
  General Growth Properties
   Inc. REIT                                        2,179                     86
  Rouse Co. REIT                                    2,992                     86
* Hanover Compressor Co.                            2,575                     85
* Advent Software, Inc.                             1,340                     85
* Jacobs Engineering Group Inc.                     1,299                     85
* Six Flags, Inc.                                   4,023                     85
  Bausch & Lomb, Inc.                               2,326                     84
* Cree, Inc.                                        3,205                     84
* McDATA Corp. Class A                              4,773                     84
  Plum Creek Timber Company Inc.                    2,981                     84
* Pixar, Inc.                                       2,050                     84
  Ross Stores, Inc.                                 3,486                     83
* Valassis Communications, Inc.                     2,330                     83
  GATX Corp.                                        2,077                     83
  Doral Financial Corp.                             2,428                     83
  Precision Castparts Corp.                         2,224                     83
* LifePoint Hospitals, Inc.                         1,879                     83
  Conectiv, Inc.                                    3,832                     83
* Grant Prideco, Inc.                               4,732                     83
* ResMed Inc.                                       1,633                     83
  Mercury General Corp.                             2,359                     82
  Tootsie Roll Industries, Inc.                     2,139                     82
  Fidelity National Financial, Inc.                 3,341                     82
* AdvancePCS                                        1,281                     82
  Erie Indemnity Co. Class A                        2,754                     82
  Reinsurance Group of
   America, Inc.                                    2,148                     81
* Polycom, Inc.                                     3,524                     81
* RealNetworks, Inc.                                6,916                     81
  Heller Financial, Inc.                            2,024                     81
* SanDisk Corp.                                     2,898                     81
* Worldcom, Inc.-MCI Group                          5,014                     81
  UAL Corp.                                         2,296                     81
  Omnicare, Inc.                                    3,985                     80
* Mohawk Industries, Inc.                           2,276                     80
  Herman Miller, Inc.                               3,309                     80
  Crane Co.                                         2,581                     80
  New York Community
   Bancorp, Inc.                                    2,121                     80
* Hearst-Argyle Television Inc.                     3,988                     80
* Earthlink, Inc.                                   5,651                     80
  Allete, Inc.                                      3,538                     80
  Adolph Coors Co. Class B                          1,583                     79
* OSI Pharmaceuticals, Inc.                         1,507                     79
* RSA Security Inc.                                 2,550                     79
  Lyondell Chemical Co.                             5,115                     79
* Cirrus Logic                                      3,405                     78
* Reebok International Ltd.                         2,453                     78
* United Rentals, Inc.                              3,008                     78
  Leucadia National Corp.                           2,405                     78
  Meredith Corp.                                    2,177                     78
* Novell, Inc.                                     13,697                     78
* Tech Data Corp.                                   2,332                     78
  USX-U.S. Steel Group                              3,860                     78
  Harris Corp.                                      2,857                     78
* DoubleClick Inc.                                  5,557                     78
* Catellus Development Corp.                        4,430                     77
  NICOR, Inc.                                       1,982                     77
  The McClatchy Co. Class A                         1,968                     77
* Borders Group, Inc.                               3,432                     77
* TriQuint Semiconductor, Inc.                      3,413                     77
* Pharmaceutical Product
   Development, Inc.                                2,515                     77
* Service Corp. International                      12,060                     77
  OGE Energy Corp.                                  3,388                     77
* Aviron                                            1,343                     77
* Varco International, Inc.                         4,109                     76
  Health Care Properties
   Investors REIT                                   2,219                     76
  Cullen/Frost Bankers, Inc.                        2,248                     76
* Perot Systems Corp.                               4,195                     76
  John Nuveen Co. Class A                           1,339                     76
* Apria Healthcare                                  2,627                     76
  Pulte Homes, Inc.                                 1,771                     75
* KEMET Corp.                                       3,810                     75
  Forest City Enterprise Class A                    1,369                     75
* Renaissance Learning, Inc.                        1,486                     75
* Interwoven, Inc.                                  4,430                     75

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  Valspar Corp.                                     2,108                     75
  Hubbell Inc. Class B                              2,580                     75
  D. R. Horton, Inc.                                3,285                     75
* Sybase, Inc.                                      4,527                     74
  Houghton Mifflin Co.                              1,242                     74
  Arden Realty Group, Inc. REIT                     2,777                     74
* Network Associates, Inc.                          5,950                     74
* Medarex, Inc.                                     3,145                     74
* CuraGen Corp.                                     2,029                     74
* Catalina Marketing Corp.                          2,417                     74
* O'Reilly Automotive, Inc.                         2,569                     74
* Priceline.com Inc.                                8,142                     74
* Capstone Turbine Corp.                            3,314                     73
  Skywest, Inc.                                     2,616                     73
* Indymac Bancorp, Inc. REIT                        2,733                     73
* Advanced Fibre
   Communications, Inc.                             3,487                     73
  Teleflex Inc.                                     1,664                     73
  Florida East Coast Industries, Inc.
   Class A                                          2,068                     73
* DaVita, Inc.                                      3,599                     73
* Markel Corp.                                        372                     73
* Pioneer Natural Resources Co.                     4,282                     73
* Edwards Lifesciences Corp.                        2,764                     73
* Constellation Brands, Inc. Class A                1,774                     73
* Navistar International Corp.                      2,582                     73
* Amphenol Corp.                                    1,810                     72
* Cor Therapeutics, Inc.                            2,373                     72
* Manugistics Group, Inc.                           2,883                     72
* Allegiance Telecom, Inc.                          4,804                     72
* Packaging Corp. of America                        4,624                     72
* National Instruments Corp.                        2,210                     72
* Coach, Inc.                                       1,883                     72
* Humana, Inc.                                      7,267                     72
  XTO Energy, Inc.                                  4,980                     71
  Harte-Hanks, Inc.                                 2,883                     71
* Freeport-McMoRan Copper &
   Gold Inc. Class B                                6,458                     71
* Timberland Co.                                    1,805                     71
* US Airways Group, Inc.                            2,917                     71
* Exult Inc.                                        4,154                     71
* Shaw Group, Inc.                                  1,762                     71
  Pentair, Inc.                                     2,087                     71
* Informix Corp.                                   12,076                     71
  Lubrizol Corp.                                    2,270                     70
* Cerner Corp.                                      1,670                     70
  Arch Coal, Inc.                                   2,711                     70
  Hospitality Properties Trust REIT                 2,459                     70
  Provident Financial Group, Inc.                   2,128                     70
  Webster Financial Corp.                           2,134                     70
* Tekelec                                           2,580                     70
* Electronics for Imaging, Inc.                     2,370                     70
  Roslyn Bancorp, Inc.                              2,652                     70
* Labranche & Co. Inc.                              2,405                     70
* 3Com Corp.                                       14,638                     70
  Cummins Inc.                                      1,796                     70
* Henry Schein, Inc.                                1,815                     69
  Mack-Cali Realty Corp. REIT                       2,436                     69
* Corvis Corp.                                     15,765                     69
* Alliant Techsystems, Inc.                           768                     69
  Liberty Financial Cos., Inc.                      2,125                     69
* Investment Technology Group, Inc.                 1,371                     69
* Copart, Inc.                                      2,352                     69
* Toll Brothers, Inc.                               1,748                     69
  Colonial BancGroup, Inc.                          4,777                     69
* Medicis Pharmaceutical Corp.                      1,291                     68
  AK Steel Corp.                                    5,445                     68
* FEI Co.                                           1,665                     68
* NetIQ Corp.                                       2,179                     68
* Remedy Corp.                                      1,959                     68
* CNET Networks, Inc.                               5,243                     68
* Fisher Scientific International Inc.              2,345                     68
  Old National Bancorp                              2,570                     68
* SonicWALL, Inc.                                   2,691                     68
* J.D. Edwards & Co.                                4,785                     68
* Zebra Technologies Corp. Class A                  1,376                     68
  Helmerich & Payne, Inc.                           2,176                     67
* Incyte Genomics, Inc.                             2,748                     67
  Great Lakes Chemical Corp.                        2,184                     67
  Capitol Federal Financial                         3,485                     67
  Sky Financial Group, Inc.                         3,553                     67
* ITT Educational Services, Inc.                    1,493                     67
  Applebee's International, Inc.                    2,094                     67
* Tellium, Inc.                                     3,671                     67
* Alamosa Holdings, Inc.                            4,093                     67
* Louis Dreyfus Natural Gas Corp.                   1,912                     67
  Fulton Financial Corp.                            3,253                     67
* Covance, Inc.                                     2,934                     66
  21st Century Insurance Group                      3,566                     66
* CEC Entertainment Inc.                            1,344                     66
  Fair Issac & Co.                                  1,070                     66
  Highwood Properties, Inc. REIT                    2,480                     66
  Kansas City Power & Light Co.                     2,691                     66
* HS Resources Inc.                                 1,019                     66
* 99 Cents Only Stores                              2,203                     66
* Quantum Corp.-DLT &
   Storage Systems                                  6,535                     66
* Keane, Inc.                                       2,997                     66
* The Neiman Marcus Group,
   Inc. Class A                                     2,124                     66
* Renal Care Group, Inc.                            1,997                     66
* Big Lots Inc.                                     4,790                     66
* Advanced Energy Industries, Inc.                  1,587                     65
  Western Resources, Inc.                           3,046                     65
* Lands' End, Inc.                                  1,631                     65
* Cytec Industries, Inc.                            1,723                     65

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Andrew Corp.                                      3,534                     65
* Regeneron Pharmaceuticals, Inc.                   1,881                     65
  Massey Energy Co.                                 3,291                     65
* Scholastic Corp.                                  1,518                     64
* Rent-A-Center, Inc.                               1,224                     64
* Black Box Corp.                                     953                     64
* THQ Inc.                                          1,076                     64
* Cognex Corp.                                      1,894                     64
  Post Properties, Inc. REIT                        1,691                     64
* Orthodontic Centers of
   America, Inc.                                    2,096                     64
  StanCorp Financial Group, Inc.                    1,343                     64
  Universal Corp.                                   1,601                     63
  HON Industries, Inc.                              2,615                     63
* Myriad Genetics, Inc.                             1,000                     63
* Cabot Microelectronics Corp.                      1,021                     63
  United Dominion Realty Trust REIT                 4,411                     63
  Allegheny Technologies Inc.                       3,499                     63
* Whole Foods Market, Inc.                          2,330                     63
  Raymond James Financial, Inc.                     2,057                     63
* Suiza Foods Corp.                                 1,185                     63
  Regency Centers Corp.                             2,476                     63
* PRIMEDIA Inc.                                     9,261                     63
* Pixelworks, Inc.                                  1,756                     63
  Brown & Brown, Inc.                               1,494                     63
* Alleghany Corp.                                     309                     63
  Lee Enterprises, Inc.                             1,897                     63
  John Wiley & Sons Class A                         2,645                     63
  Weis Markets, Inc.                                1,772                     62
* National Processing, Inc.                         2,230                     62
* Williams Communications
   Group, Inc.                                     21,159                     62
* The Corporate Executive
   Board Co.                                        1,486                     62
  HCC Insurance Holdings, Inc.                      2,547                     62
* STERIS Corp.                                      3,112                     62
* Extended Stay America, Inc.                       4,152                     62
  BancorpSouth, Inc.                                3,657                     62
* Emmis Communications, Inc.                        2,016                     62
* Payless ShoeSource, Inc.                            956                     62
  Peoples Energy Corp.                              1,538                     62
* Axcelis Technologies, Inc.                        4,174                     62
  Peoples Bank Bridgeport                           2,649                     62
  Downey Financial Corp.                            1,301                     61
  Fleming Cos., Inc.                                1,722                     61
  Dean Foods Corp.                                  1,528                     61
  WestAmerica Bancorporation                        1,564                     61
* Storage Technology Corp.                          4,458                     61
  Franchise Finance Corp. of
   America REIT                                     2,441                     61
  Werner Enterprises, Inc.                          2,525                     61
* GTech Holdings Corp.                              1,720                     61
* Ticketmaster-Class B                              4,119                     61
* Priority Healthcare Corp. Class B                 2,153                     61
* Legato Systems, Inc.                              3,803                     61
* West Corp.                                        2,754                     61
* Furniture Brands International Inc.               2,162                     61
* SERENA Software, Inc.                             1,663                     60
  Camden Property Trust REIT                        1,645                     60
* Time Warner Telecom Inc.                          1,801                     60
  Washington Federal Inc.                           2,457                     60
  IKON Office Solutions, Inc.                       6,138                     60
  Donaldson Co., Inc.                               1,928                     60
* Charles River Laboratories, Inc.                  1,728                     60
  Snap-On Inc.                                      2,483                     60
  BRE Properties Inc. Class A REIT                  1,976                     60
  CNF Inc.                                          2,119                     60
* Tanox, Inc.                                       1,894                     60
  The Trust Co. of New Jersey                       1,757                     60
  Student Loan Corp.                                  854                     60
* Ariba, Inc.                                      10,821                     60
  Citizens Banking Corp.                            2,031                     59
* Stone Energy Corp.                                1,341                     59
* Patterson-UTI Energy, Inc.                        3,323                     59
* Anchor Gaming                                       917                     59
  Hudson United Bancorp                             2,323                     59
* Atlantic Coast Airlines
   Holdings Inc.                                    1,972                     59
* Affiliated Managers Group, Inc.                     961                     59
  United Bankshares, Inc.                           2,202                     59
* Saks Inc.                                         6,145                     59
* Varian Semiconductor Equipment
   Associates, Inc.                                 1,404                     59
  Hollinger International, Inc.                     4,286                     59
  Vectren Corp.                                     2,846                     59
  Weingarten Realty Investors REIT                  1,343                     59
  Dial Corp.                                        4,126                     59
* Techne Corp.                                      1,807                     59
* Plexus Corp.                                      1,774                     59
  Ball Corp.                                        1,229                     58
* Peabody Energy Corp.                              1,784                     58
  Valhi, Inc.                                       4,504                     58
* Forest Oil Corp.                                  2,080                     58
* Newfield Exploration Co.                          1,815                     58
* BroadVision, Inc.                                11,636                     58
  Trustmark Corp.                                   2,858                     58
  New Plan Excel Realty Trust REIT                  3,791                     58
  Dillard's Inc.                                    3,798                     58
  York International Corp.                          1,655                     58
  Park National Corp.                                 571                     58
  KB Home                                           1,911                     58
  Cousins Properties, Inc. REIT                     2,147                     58
  Tupperware Corp.                                  2,460                     58
* Alpha Industries, Inc.                            1,950                     58
* Getty Images, Inc.                                2,194                     58
* Informatica Corp.                                 3,308                     57

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  OM Group, Inc.                                    1,020                     57
* Knight Trading Group, Inc.                        5,367                     57
* Ulticom, Inc.                                     1,697                     57
* Sensormatic Electronics Corp.                     3,374                     57
  Western Gas Resources, Inc.                       1,757                     57
  Philadelphia Suburban Corp.                       2,245                     57
  Solutia, Inc.                                     4,486                     57
* Inrange Technologies Corp.                        3,718                     57
* Reliant Resources, Inc.                           2,309                     57
  BorgWarner, Inc.                                  1,145                     57
* Michaels Stores, Inc.                             1,381                     57
* BOK Financial Corp.                               2,104                     57
* Redback Networks Inc.                             6,343                     57
* Power-One, Inc.                                   3,396                     57
* Borland Software Corp.                            3,621                     56
  ONEOK, Inc.                                       2,864                     56
* Credence Systems Corp.                            2,327                     56
* The Cheesecake Factory                            1,987                     56
* Education Management Corp.                        1,401                     56
  Monsanto Co.                                      1,514                     56
* Career Education Corp.                              935                     56
* United Television, Inc.                             444                     56
  AGL Resources Inc.                                2,355                     56
  IDACORP, Inc.                                     1,600                     56
  Ethan Allen Interiors, Inc.                       1,717                     56
* Wind River Systems Inc.                           3,195                     56
  Pogo Producing Co.                                2,321                     56
* Immunomedics Inc.                                 2,602                     56
  Thomas & Betts Corp.                              2,520                     56
  Ruby Tuesday, Inc.                                3,252                     56
  Roper Industries Inc.                             1,328                     55
* Pride International Inc.                          2,918                     55
  Charles E. Smith Residential
   Realty, Inc. REIT                                1,104                     55
* Affymetrix, Inc.                                  2,510                     55
  RGS Energy Group Inc.                             1,474                     55
* XOMA Ltd.                                         3,238                     55
  Polaris Industries, Inc.                          1,206                     55
* WFS Financial, Inc.                               1,795                     55
  Cambrex Corp.                                     1,089                     55
* Manhattan Associates, Inc.                        1,384                     55
  Rayonier Inc.                                     1,179                     55
* Oakley, Inc.                                      2,957                     55
  Hawaiian Electric Industries Inc.                 1,432                     55
* Province Healthcare Co.                           1,550                     55
* Quanta Services, Inc.                             2,479                     55
  Public Service Co. of New Mexico                  1,699                     55
  HRPT Properties Trust REIT                        5,599                     54
* Professional Detailing, Inc.                        591                     54
* Tularik, Inc.                                     2,103                     54
  Lancaster Colony Corp.                            1,647                     54
  Commercial Federal Corp.                          2,351                     54
  Granite Construction Co.                          2,133                     54
* AmeriTrade Holding Corp.                          6,785                     54
  FelCor Lodging Trust, Inc. REIT                   2,308                     54
  WGL Holdings Inc.                                 1,988                     54
  First Industrial Realty Trust REIT                1,677                     54
* NVR, Inc.                                           363                     54
* Insight Communications Co., Inc.                  2,148                     54
  DQE Inc.                                          2,386                     54
  Ohio Casualty Corp.                               4,144                     54
  Sierra Pacific Resources                          3,350                     54
  Staten Island Bancorp, Inc.                       1,922                     54
  First Midwest Bancorp                             1,749                     54
* Albany Molecular Research, Inc.                   1,406                     53
* InfoSpace, Inc.                                  13,891                     53
  Graco, Inc.                                       1,616                     53
* Tetra Tech, Inc.                                  1,960                     53
  Spiegel, Inc. Class A                             5,495                     53
  Harman International
   Industries, Inc.                                 1,393                     53
* Maxtor Corp.                                     10,100                     53
  Louisiana-Pacific Corp.                           4,520                     53
  Commerce Group, Inc.                              1,439                     53
  Montana Power Co.                                 4,557                     53
* Digene Corp.                                      1,294                     53
* The Titan Corp.                                   2,303                     53
* Inktomi Corp.                                     5,498                     53
* Integrated Circuit Systems, Inc.                  2,744                     53
  Crompton Corp.                                    4,825                     53
* WMS Industries, Inc.                              1,633                     53
* Centennial Communications Corp.
   Class A                                          3,980                     52
* LTX Corp.                                         2,044                     52
  Independence Community
   Bank Corp.                                       2,646                     52
* Swift Transportation Co., Inc.                    2,704                     52
  Overseas Shipholding Group Inc.                   1,704                     52
* CommScope, Inc.                                   2,212                     52
  First American Corp.                              2,743                     52
  Hercules, Inc.                                    4,592                     52
  First Citizens BancShares Class A                   478                     52
* Electro Scientific Industries, Inc.               1,359                     52
* Dal-Tile International Inc.                       2,790                     52
* R.H. Donnelley Corp.                              1,614                     52
* Rambus Inc.                                       4,194                     52
* Coventry Health Care Inc.                         2,549                     51
* Select Medical Corp.                              2,574                     51
* Scios, Inc.                                       2,055                     51
  Brady Corp. Class A                               1,420                     51
* Southern Union Co.                                2,510                     51
  FactSet Research Systems Inc.                     1,434                     51
* VISX Inc.                                         2,645                     51
* Inhale Therapeutic Systems                        2,224                     51
* AmeriPath, Inc.                                   1,745                     51
  Vintage Petroleum, Inc.                           2,731                     51

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Chesapeake Energy Corp.                           7,505                     51
  Blyth, Inc.                                       1,983                     51
  Callaway Golf Co.                                 3,226                     51
  Chittenden Corp.                                  1,512                     51
  National Data Corp.                               1,570                     51
  Crawford & Co. Class B                            2,825                     51
* Sapient Corp.                                     5,212                     51
* Cubist Pharmaceuticals, Inc.                      1,337                     51
  Ryder System, Inc.                                2,587                     51
  Federal Signal Corp.                              2,158                     51
  Energen Corp.                                     1,832                     51
* Right Management Consultants                      1,935                     51
* Mercury Computer Systems, Inc.                    1,021                     51
  International Bancshares Corp.                    1,200                     50
* CV Therapeutics, Inc.                               883                     50
* Scotts Co.                                        1,214                     50
  IMC Global Inc.                                   4,930                     50
  W.R. Berkley Corp.                                1,214                     50
  Pittston Brink's Group                            2,251                     50
  Aptargroup Inc.                                   1,547                     50
* Acxiom Corp.                                      3,832                     50
* NewPower Holdings, Inc.                           5,573                     50
  Stewart & Stevenson
   Services, Inc.                                   1,513                     50
* NPS Pharmaceuticals Inc.                          1,241                     50
* Commerce One, Inc.                                8,533                     50
  Invacare Corp.                                    1,290                     50
* ChipPAC, Inc.                                     4,768                     50
* Zale Corp.                                        1,475                     50
* Kulicke & Soffa Industries, Inc.                  2,895                     50
* Plantronics, Inc.                                 2,140                     50
* Dycom Industries, Inc.                            2,156                     49
* Inverness Medical
   Technology, Inc.                                 1,336                     49
* Global Industries Ltd.                            3,958                     49
* Cox Radio, Inc.                                   1,772                     49
* 7-Eleven, Inc.                                    4,385                     49
* Flowserve Corp.                                   1,604                     49
* Exodus Communications, Inc.                      23,937                     49
* Insituform Technologies Class A                   1,350                     49
  Worthington Industries, Inc.                      3,612                     49
* Enzo Biochem, Inc.                                1,432                     49
* Stillwater Mining Co.                             1,679                     49
* Men's Wearhouse, Inc.                             1,779                     49
  Kennametal, Inc.                                  1,327                     49
  ArvinMeritor, Inc.                                2,925                     49
  F & M National Corp.                              1,223                     49
  Global Payments Inc.                              1,623                     49
  Arrow International, Inc.                         1,271                     49
* Price Communications Corp.                        2,417                     49
  Community First Bankshares                        2,121                     49
  Black Hills Corp.                                 1,212                     49
* Anixter International Inc.                        1,586                     49
* Digital Lightwave, Inc.                           1,317                     49
* Mentor Graphics Corp.                             2,775                     49
* AnnTaylor Stores Corp.                            1,355                     49
* Liberate Technologies, Inc.                       4,420                     48
  Horace Mann Educators Corp.                       2,245                     48
  La-Z-Boy Inc.                                     2,615                     48
  Piedmont Natural Gas, Inc.                        1,361                     48
* NRG Energy, Inc.                                  2,185                     48
  Ametek Aerospace Products Inc.                    1,579                     48
* Noven Pharmaceuticals, Inc.                       1,223                     48
* Mueller Industries Inc.                           1,452                     48
* CIMA Labs Inc.                                      608                     48
* Ingram Micro, Inc. Class A                        3,293                     48
  Ruddick Corp.                                     2,815                     48
* Edison Schools Inc.                               2,089                     48
* Silicon Valley Bancshares                         2,168                     48
* Linens 'n Things, Inc.                            1,744                     48
* Sylvan Learning Systems, Inc.                     1,955                     48
* SeeBeyond Technology Corp.                        3,003                     48
  UGI Corp. Holding Co.                             1,759                     47
  Corn Products International, Inc.                 1,479                     47
  Earthgrains Co.                                   1,820                     47
* Kopin Corp.                                       3,894                     47
* Marine Drilling Co., Inc.                         2,470                     47
  Harsco Corp.                                      1,738                     47
  Diagnostic Products Corp.                         1,420                     47
* Barrett Resources Corp.                             799                     47
  Pier 1 Imports Inc.                               4,090                     47
* Spinnaker Exploration Co.                         1,176                     47
* DMC Stratex Networks, Inc.                        4,662                     47
* United Stationers, Inc.                           1,477                     47
* Haemonetics Corp.                                 1,528                     47
  Healthcare Realty Trust Inc. REIT                 1,771                     47
  AmerUs Group Co.                                  1,311                     47
* Mediacom Communications Corp.                     2,645                     47
* Eclipsys Corp.                                    1,931                     46
* NBTY, Inc.                                        3,736                     46
  Lincoln Electric Holdings                         1,822                     46
* Silicon Laboratories Inc.                         2,101                     46
* MedQuist, Inc.                                    1,564                     46
  Alpharma, Inc. Class A                            1,699                     46
* Key Energy Services, Inc.                         4,256                     46
  Essex Property Trust, Inc. REIT                     931                     46
* Metromedia Fiber Network, Inc.                   22,599                     46
* GlobeSpan, Inc.                                   3,155                     46
  Interactive Data Corp.                            5,106                     46
* DuPont Photomasks, Inc.                             952                     46
  Reckson Associates Realty
   Corp. REIT                                       1,996                     46
  Carlisle Co., Inc.                                1,316                     46
  Media General, Inc. Class A                         997                     46
  MeriStar Hospitality Corp. REIT                   1,929                     46

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Commonwealth Telephone
    Enterprises, Inc.                               1,084                     46
  Cooper Cos., Inc.                                   891                     46
  Dreyer's Grand Ice Cream, Inc.                    1,640                     46
  Greater Bay Bancorp                               1,829                     46
* Macromedia, Inc.                                  2,537                     46
* Spectrasite Holdings, Inc.                        6,304                     46
* MKS Instruments, Inc.                             1,583                     46
  Whitney Holdings                                    972                     46
* Varian, Inc.                                      1,411                     46
  Nationwide Financial
   Services, Inc.                                   1,044                     46
* Bally Total Fitness Holding Corp.                 1,538                     46
* Syncor International Corp.                        1,469                     46
  General Cable Corp.                               2,452                     45
* Beverly Enterprises, Inc.                         4,247                     45
  Shurgard Storage Centers, Inc.
   Class A REIT                                     1,452                     45
* Thoratec Corp.                                    2,917                     45
  Developers Diversified Realty
   Corp. REIT                                       2,466                     45
  Dole Food Co.                                     2,378                     45
  Jefferies Group, Inc.                             1,398                     45
  UMB Financial Corp.                               1,053                     45
  Burlington Coat Factory
   Warehouse Corp.                                  2,263                     45
* Sonic Corp.                                       1,425                     45
  Corus Bankshares Inc.                               749                     45
  Albemarle Corp.                                   1,946                     45
* Cell Therapeutics, Inc.                           1,630                     45
* EMCORE Corp.                                      1,464                     45
* ANADIGICS, Inc.                                   1,956                     45
* The Yankee Candle Company, Inc.                   2,368                     45
* Performance Food Group Co.                        1,487                     45
  C & D Technology Inc.                             1,449                     45
* SRI/Surgical Express, Inc.                        1,477                     45
  WPS Resources Corp.                               1,272                     45
* SEACOR SMIT Inc.                                    959                     45
* Perrigo Co.                                       2,681                     45
  Cleco Corp.                                       1,964                     45
  Florida Rock Industries, Inc.                       952                     45
* Speedway Motorsports, Inc.                        1,768                     45
* CMGI Inc.                                        14,855                     45
  IDEX Corp.                                        1,310                     45
* MatrixOne, Inc.                                   1,918                     44
* Pegasus Communications Corp.
   Class A                                          1,976                     44
* webMethods, Inc.                                  2,097                     44
  Alexander & Baldwin, Inc.                         1,724                     44
* Bio-Technology General Corp.                      3,383                     44
* Administaff, Inc.                                 1,704                     44
  Ventas, Inc. REIT                                 4,037                     44
* Barra, Inc.                                       1,129                     44
* American Italian Pasta Co.                          951                     44
* Too Inc.                                          1,606                     44
* Neurocrine Biosciences, Inc.                      1,100                     44
* SBA Communications Corp.                          1,777                     44
  S & T Bancorp, Inc.                               1,628                     44
  Alfa Corp.                                        1,777                     44
* Insight Enterprises, Inc.                         1,791                     44
* Argosy Gaming Co.                                 1,579                     44
* Waste Connections, Inc.                           1,216                     44
* Triad Guaranty, Inc.                              1,094                     44
* GoTo.com, Inc.                                    2,247                     44
* Champion Enterprises, Inc.                        3,838                     44
* Imation Corp.                                     1,733                     44
* Silgan Holdings, Inc.                             2,486                     44
  Springs Industries Inc. Class A                     989                     44
* Jack in the Box Inc.                              1,670                     44
* Ixia                                              2,293                     44
  Superior Industries
   International, Inc.                              1,137                     44
* Cable Design Technologies                         2,692                     44
* Illuminet Holdings, Inc.                          1,383                     43
  Church & Dwight, Inc.                             1,709                     43
  PolyOne Corp.                                     4,171                     43
  Sensient Technologies Corp.                       2,112                     43
* FreeMarkets, Inc.                                 2,166                     43
  Kimball International, Inc. Class B               2,391                     43
* Intergraph Corp.                                  2,807                     43
  MAF Bancorp, Inc.                                 1,408                     43
  Cooper Tire & Rubber Co.                          3,044                     43
* Sawtek Inc.                                       1,837                     43
  The Timken Co.                                    2,551                     43
* Travelocity.com Inc.                              1,404                     43
* Odyssey Re Holdings Corp.                         2,380                     43
* Centra Software, Inc.                             2,529                     43
* Akamai Technologies, Inc.                         4,682                     43
  New Jersey Resources Corp.                          949                     43
* Veritas DGC Inc.                                  1,545                     43
* Avocent Corp.                                     1,884                     43
  Interstate Bakeries Corp.                         2,674                     43
* Midway Games Inc.                                 2,309                     43
  Helix Technology Corp.                            1,401                     43
* Corinthian Colleges, Inc.                           906                     43
  LNR Property Corp.                                1,218                     43
* Kinder Morgan Management, LLC                       622                     43
* Rightchoice Managed Care, Inc.                      959                     43
  Potlatch Corp.                                    1,237                     43
* NCO Group, Inc.                                   1,370                     42
* Southwest Bancorporation of
   Texas, Inc.                                      1,401                     42
* dELiA                                             5,289                     42
* Dionex Corp.                                      1,272                     42
* Evergreen Resources, Inc.                         1,113                     42
* Cal Dive International, Inc.                      1,718                     42

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  Westcorp, Inc.                                    1,988                     42
* ViroPharma Inc.                                   1,238                     42
  Brandywine Realty Trust REIT                      1,874                     42
* Veeco Instruments, Inc.                           1,054                     42
* Coherent, Inc.                                    1,157                     42
* American Management
   Systems, Inc.                                    1,773                     42
  Washington REIT                                   1,770                     42
* SurModics, Inc.                                     711                     42
  Manufactured Home
   Communities, Inc. REIT                           1,487                     42
* Owens-Illinois, Inc.                              6,157                     42
* Handspring, Inc.                                  5,407                     42
  Delta & Pine Land Co.                             2,113                     42
* Station Casinos, Inc.                             2,595                     42
* Echelon Corp.                                     1,349                     41
* ADVO, Inc.                                        1,213                     41
  Texas Regional Bancshares, Inc.                   1,028                     41
* Aspen Technologies, Inc.                          1,711                     41
* Adaptec, Inc.                                     4,164                     41
* Trimeris, Inc.                                      826                     41
  Wabtec Corp.                                      2,754                     41
* Acclaim Entertainment Inc.                        8,460                     41
  Richmond County Financial Corp.                   1,100                     41
  Spartech Corp.                                    1,708                     41
* DDi Corp.                                         2,062                     41
  Millennium Chemicals, Inc.                        2,740                     41
  Newport Corp.                                     1,556                     41
* Polo Ralph Lauren Corp.                           1,598                     41
* Gaylord Entertainment Co. Class A                 1,431                     41
  First Bancorp/Puerto Rico                         1,522                     41
  Claire's Stores, Inc.                             2,117                     41
* Sotheby's Holdings Class A                        2,537                     41
* Covanta Energy Corp.                              2,215                     41
  NACCO Industries, Inc. Class A                      524                     41
  Avista Corp.                                      2,045                     41
* Interdigital Communications Corp.                 3,082                     41
* WebEx Communications, Inc.                        1,529                     41
* Chico's Fas, Inc.                                 1,369                     41
  Prentiss Properties Trust REIT                    1,547                     41
  RPM Inc. (Ohio)                                   4,409                     41
* Accredo Health, Inc.                              1,089                     41
  F.N.B. Corp.                                      1,502                     40
  Atmos Energy Corp.                                1,654                     40
* Aurora Biosciences Corp.                          1,305                     40
  Nationwide Health Properties,
   Inc. REIT                                        2,002                     40
  SL Green Realty Corp. REIT                        1,333                     40
  CBRL Group, Inc.                                  2,382                     40
  Hooper Holmes, Inc.                               3,939                     40
* Siliconix, Inc.                                   1,276                     40
  Tecumseh Products Co. Class A                       812                     40
  Gables Residential Trust REIT                     1,341                     40
* Houston Exploration Co.                           1,282                     40
  Liberty Corp.                                     1,001                     40
* Photronics Labs Inc.                              1,560                     40
  CBL & Associates Properties,
   Inc. REIT                                        1,303                     40
* IntraNet Solutions, Inc.                          1,047                     40
  CH Energy Group, Inc.                               906                     40
  First Source Corp.                                1,422                     40
* Newpark Resources, Inc.                           3,583                     40
  Strayer Education, Inc.                             815                     40
* Powerwave Technologies, Inc.                      2,739                     40
* Genencor International Inc.                       2,497                     40
* Plug Power, Inc.                                  1,842                     40
  Banta Corp.                                       1,348                     39
* Impath, Inc.                                        890                     39
  National Service Industries, Inc.                 1,745                     39
* Saba Software, Inc.                               2,399                     39
* IGEN International, Inc.                          1,514                     39
  CenterPoint Properties Corp. REIT                   784                     39
* Cerus Corp.                                         542                     39
  Fremont General Corp.                             6,049                     39
  ABM Industries                                    1,053                     39
* Pure Resources, Inc.                              2,178                     39
* Hotel Reservations Network, Inc.                    842                     39
  Harleysville National Corp.                         846                     39
* MSC Industrial Direct Co., Inc.
   Class A                                          2,243                     39
  Harbor Florida Bancshares, Inc.                   2,035                     39
* Netegrity, Inc.                                   1,297                     39
* Swift Energy Co.                                  1,291                     39
  State Auto Financial Corp.                        2,371                     39
  Chateau Communities, Inc. REIT                    1,236                     39
* bebe stores, inc.                                 1,328                     39
  Pennzoil-Quaker State Co.                         3,457                     39
* K-V Pharmaceutical Co. Class A                    1,395                     39
* Transkaryotic Therapies, Inc.                     1,314                     39
* Leap Wireless International, Inc.                 1,277                     39
* NTELOS Inc.                                       1,286                     39
* Elantec Semiconductor, Inc.                       1,144                     39
  Delphi Financial Group, Inc.                      1,004                     39
* Value Vision International, Inc.
   Class A                                          1,777                     39
* Brooks Automation, Inc.                             838                     39
* Tom Brown, Inc.                                   1,609                     39
  The South Financial Group, Inc.                   2,045                     39
* Advanced Digital Information Corp.                2,231                     39
* Adolor Corp.                                      1,784                     39
  Trustco Bank                                      2,885                     39
* TranSwitch Corp.                                  3,535                     39
* Pathmark Stores, Inc.                             1,560                     38
  Briggs & Stratton Corp.                             908                     38
  Northwest Natural Gas Co.                         1,533                     38
* Respironics, Inc.                                 1,281                     38

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Coinstar, Inc.                                    1,713                     38
* Del Webb Corp.                                      985                     38
* Kansas City Southern
   Industries, Inc.                                 2,407                     38
* Silicon Storage Technology, Inc.                  3,750                     38
  Standard Pacific Corp.                            1,638                     38
* CryoLife Inc.                                       926                     38
* Playtex Products, Inc.                            3,535                     38
* AirTran Holdings, Inc.                            3,598                     38
  First Charter Corp.                               2,003                     38
  MDC Holdings, Inc.                                1,060                     38
  Technitrol, Inc.                                  1,443                     38
  Nordson Corp.                                     1,445                     38
* Endo Pharmaceuticals
   Holdings, Inc.                                   4,135                     37
  Carter-Wallace, Inc.                              1,937                     37
* Landstar System                                     551                     37
* SPS Technologies, Inc.                              789                     37
* Exelixis, Inc.                                    1,967                     37
* Mid Atlantic Medical Services, Inc.               2,081                     37
* IDEXX Laboratories Corp.                          1,192                     37
* Hot Topic, Inc.                                   1,196                     37
* Antigenics, Inc.                                  1,881                     37
* Journal Register Co.                              2,304                     37
* Therma-Wave Inc.                                  1,943                     37
* Numerical Technologies, Inc.                      1,755                     37
  The Macerich Co. REIT                             1,486                     37
  Walter Industries, Inc.                           3,091                     37
* Lone Star Technologies, Inc.                      1,016                     37
* Ralcorp Holdings, Inc.                            1,962                     37
* Stratos Lightwave, Inc.                           2,823                     37
* Sonic Automotive, Inc.                            1,913                     37
* Triarc Cos., Inc. Class A                         1,394                     37
  Provident Bankshares Corp.                        1,464                     37
* InterMune Inc.                                    1,025                     37
  Vector Group Ltd.                                 1,141                     36
* Pacific Sunwear of California                     1,621                     36
* UCAR International, Inc.                          3,042                     36
* Activision, Inc.                                    926                     36
* Gene Logic Inc.                                   1,667                     36
* Emisphere Technologies, Inc.                      1,250                     36
* GenesisIntermedia Inc.                            1,937                     36
* Plains Resources                                  1,527                     36
* Verity, Inc.                                      1,818                     36
* Interneuron Pharmaceutical, Inc.                  4,269                     36
* PRAECIS Pharmaceuticals Inc.                      2,204                     36
* Intermedia Communications Inc.                    2,427                     36
* Intermagnetics General Corp.                      1,116                     36
* eFunds Corp.                                      1,942                     36
  Presidential Life Corp.                           1,611                     36
  Rollins, Inc.                                     1,812                     36
* US Oncology, Inc.                                 4,055                     36
* Amylin Pharmaceuticals, Inc.                      3,203                     36
* MAXIMUS, Inc.                                       898                     36
  Chelsea Property Group                              767                     36
  Taubman Co. REIT                                  2,566                     36
* Microtune, Inc.                                   1,632                     36
  Summit Properties, Inc. REIT                      1,336                     36
* Cell Genesys, Inc.                                1,748                     36
* Centillium Communications, Inc.                   1,448                     36
* Transaction Systems
   Architects, Inc.                                 2,310                     36
  Texas Industries, Inc.                            1,041                     36
* Palm Harbor Homes, Inc.                           1,645                     36
* Checkpoint Systems, Inc.                          2,010                     36
* Nautica Enterprises, Inc.                         1,751                     36
  Cabot Oil & Gas Corp. Class A                     1,462                     36
  Federal Realty Investment
   Trust REIT                                       1,720                     36
* Footstar Inc.                                     1,037                     36
  Pacific Capital Bancorp                           1,170                     36
* Bright Horizons Family
   Solutions, Inc.                                  1,133                     36
  Irwin Financial Corp.                             1,411                     35
* DSP Group Inc.                                    1,653                     35
* Symmetricom Inc.                                  2,419                     35
* Shuffle Master, Inc.                              1,685                     35
* AirGate PCS, Inc.                                   680                     35
* Bruker Daltonics, Inc.                            2,344                     35
* Caminus Corp.                                     1,308                     35
* Cymer, Inc.                                       1,394                     35
* Dollar Thrifty Automotive
   Group, Inc.                                      1,467                     35
* Energy Conversion Devices, Inc.                   1,257                     35
  Centex Construction Products, Inc.                1,082                     35
  Regis Corp.                                       1,675                     35
* Stanford Microdevices, Inc.                       2,074                     35
* Titan Pharmaceuticals, Inc.                       1,167                     35
* Westport Resources Corp.                          1,662                     35
* Rayovac Corp.                                     1,638                     35
* The InterCept Group, Inc.                           918                     35
* Quiksilver, Inc.                                  1,395                     35
  John H. Harland Co.                               1,496                     35
* Magellan Health Services, Inc.                    2,722                     35
  Penton Media, Inc. Class A                        1,990                     35
* Input/Output, Inc.                                2,742                     35
  Kaydon Corp.                                      1,357                     35
* CUNO Inc.                                         1,160                     35
* EGL, Inc.                                         1,990                     35
  Clarcor Inc.                                      1,294                     35
  Wausau-Mosinee Paper Corp.                        2,686                     35
* ImmunoGen, Inc.                                   1,730                     35
* Loral Space & Communications                     12,325                     35
* Aurora Foods Inc.                                 6,296                     35
* J.B. Hunt Transport Services, Inc.                1,856                     35

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* ESS Technology, Inc.                              3,275                     35
* Structural Dynamics
   Research Corp.                                   1,408                     34
  Amcore Financial                                  1,434                     34
  Santander BanCorp                                 1,759                     34
* Adtran, Inc.                                      1,675                     34
* ArthroCare Corp.                                  1,313                     34
* MIPS Technologies, Inc.                           1,983                     34
  American Capital Strategies, Ltd.                 1,222                     34
* Esterline Technologies Corp.                      1,574                     34
* Bio-Rad Laboratories, Inc. Class A                  687                     34
* Tuesday Morning Corp.                             2,580                     34
* ON Semiconductor Corp.                            7,510                     34
* Grey Wolf, Inc.                                   8,529                     34
  Longs Drug Stores, Inc.                           1,582                     34
  Greif Brothers Corp. Class A                      1,119                     34
  Mentor Corp.                                      1,190                     34
* ProBusiness Services, Inc.                        1,277                     34
* Duramed Pharmaceuticals, Inc.                     1,894                     34
* Heartland Express, Inc.                           1,486                     34
  AGCO Corp.                                        3,695                     34
* Martek Biosciences Corp.                          1,184                     34
  Andover Bancorp, Inc.                               668                     34
* Pharmacopeia, Inc.                                1,397                     34
  Casey's General Stores                            2,578                     34
* Durect Corp.                                      2,525                     33
* PSS World Medical, Inc.                           5,207                     33
  Carpenter Technology Corp.                        1,140                     33
  Storage USA, Inc. REIT                              927                     33
  Franklin Electric, Inc.                             439                     33
  JLG Industries, Inc.                              2,696                     33
  Mine Safety Appliances Co.                          972                     33
  Realty Income Corp. REIT                          1,126                     33
  Kansas City Life Insurance Co.                      831                     33
* Agile Software Corp.                              1,955                     33
  CTS Corp.                                         1,621                     33
  Thor Industries, Inc.                             1,006                     33
  G & K Services, Inc.                              1,233                     33
* Esperion Therapeutics, Inc.                       3,083                     33
* Exar Corp.                                        1,677                     33
* Safeguard Scientifics, Inc.                       6,446                     33
* FileNet Corp.                                     2,230                     33
* Entravision Communications Corp.                  2,683                     33
  UIL Holdings Corp.                                  679                     33
  Belden, Inc.                                      1,233                     33
  St. Mary Land & Exploration Co.                   1,410                     33
* Gartner, Inc. Class B                             3,579                     33
* Papa John's International, Inc.                   1,297                     33
  Ferro Corp.                                       1,507                     33
  Watts Industries Class A                          1,938                     33
* Fossil, Inc.                                      1,583                     33
  Russell Corp.                                     1,932                     33
* ATMI, Inc.                                        1,093                     33
* At Home Corp. Series A                           15,299                     33
* Hutchinson Technology, Inc.                       1,716                     33
  First Sentinel Bancorp Inc.                       2,404                     33
* Impco Technologies Inc.                             921                     33
* Pediatrix Medical Group, Inc.                       980                     33
  Pulitzer, Inc.                                      616                     33
  Home Properties of New York,
   Inc. REIT                                        1,080                     33
* HNC Software, Inc.                                1,333                     33
  Mills Corp. REIT                                  1,321                     32
  Chemical Financial Corp.                          1,100                     32
* Flowers Foods, Inc.                               1,034                     32
  Cathay Bancorp, Inc.                                591                     32
* The Topps Co., Inc.                               2,756                     32
* McDermott International, Inc.                     2,760                     32
  Annaly Mortgage Management
   Inc. REIT                                        2,345                     32
* Tejon Ranch Co.                                   1,177                     32
* NeoPharm, Inc.                                    1,253                     32
  Regal-Beloit Corp.                                1,527                     32
  Libbey, Inc.                                        804                     32
* Maverick Tube Corp.                               1,882                     32
  First Financial Bancorp                           1,867                     32
  NBT Bancorp, Inc.                                 1,647                     32
* Vail Resorts Inc.                                 1,672                     32
* Transmeta Corp.                                   5,689                     32
* Wisconsin Central
   Transportation Corp.                             1,896                     32
* Teledyne Technologies, Inc.                       2,082                     32
  Minerals Technologies, Inc.                         737                     32
* Forrester Research, Inc.                          1,400                     32
* Ventana Medical Systems, Inc.                     1,004                     32
  Kelly Services, Inc. Class A                      1,303                     32
  JP Realty Inc. REIT                               1,289                     32
* S1 Corp.                                          2,255                     32
  Value Line, Inc.                                    747                     32
* FSI International, Inc.                           2,266                     32
  Tredegar Corp.                                    1,644                     31
  Olin Corp.                                        1,851                     31
* Group 1 Automotive, Inc.                          1,062                     31
* FuelCell Energy, Inc.                             1,360                     31
  MacDermid, Inc.                                   1,744                     31
  The Toro Co.                                        697                     31
* Hain Celestial Group, Inc.                        1,424                     31
  First Financial Holdings, Inc.                    1,362                     31
* Meridian Gold Co.                                 3,932                     31
* The Boyds Collection, Ltd.                        2,516                     31
* BE Avionics Inc.                                  1,640                     31
* Dura Automotive Systems, Inc.                     1,952                     31
* Stericycle, Inc.                                    664                     31
  Madison Gas & Electric Co.                        1,121                     31
  Manitowac Co., Inc.                               1,055                     31
* Active Power, Inc.                                1,864                     31

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  Arnold Industries, Inc.                           1,604                     31
* Genta Inc.                                        2,319                     31
* XTRA Corp.                                          624                     31
* Dobson Communications Corp.                       1,814                     31
* Intuitive Surgical, Inc.                          2,288                     31
* Standard Microsystem                              1,726                     31
  Susquehanna Bancshares, Inc.                      1,518                     31
  Georgia Gulf Corp.                                1,991                     31
* UnitedGlobalCom Inc. Class A                      3,565                     31
* Virata Corp.                                      2,600                     31
  Hilb, Rogal and Hamilton Co.                        704                     31
* Radiant Systems, Inc.                             1,907                     31
* Playboy Enterprises, Inc. Class B                 1,963                     31
* Boca Resorts, Inc. Class A                        2,083                     31
  AAR Corp.                                         1,794                     31
* Corixa Corp.                                      1,797                     31
* MICROS Systems, Inc.                              1,394                     31
* Oak Technology, Inc.                              2,893                     31
* Progress Software Corp.                           1,891                     31
* The Children's Place
   Retail Stores, Inc.                              1,143                     31
* Rogers Corp.                                      1,155                     31
* Unilab Corp.                                      1,213                     31
* Diversa Corp.                                     1,502                     31
* C-COR Electronics, Inc.                           2,545                     31
  P.H. Glatfelter Co.                               2,139                     31
* Symyx Technologies                                1,256                     30
* Secure Computing Corp.                            1,940                     30
* Aphton Corp.                                      1,390                     30
* PETsMART, Inc.                                    4,315                     30
  Matthews International Corp.                        691                     30
  Roadway Corp.                                     1,278                     30
  J. M. Smucker Co.                                 1,166                     30
* Parker Drilling Co.                               4,663                     30
* Portal Software, Inc.                             7,334                     30
* First Federal Financial Corp.                     1,015                     30
  Blockbuster Inc. Class A                          1,657                     30
* Sola International Inc.                           2,142                     30
  R.L.I. Corp.                                        672                     30
* Remec, Inc.                                       2,430                     30
* Ocwen Financial Corp.                             2,937                     30
* Crestline Capital Corp.                             968                     30
  F & M Bancorp                                     1,009                     30
* Handleman Co.                                     1,792                     30
* InFocus Corp.                                     1,471                     30
* PAREXEL International Corp.                       1,538                     30
* Avid Technology, Inc.                             1,909                     30
* Ionics, Inc.                                        950                     30
* Trimble Navigation Ltd.                           1,531                     30
* Rare Hospitality International Inc.               1,320                     30
  Trinity Industries, Inc.                          1,427                     30
* Aeroflex, Inc.                                    2,836                     30
  Wellman, Inc.                                     1,663                     30
* Western Digital Corp.                             7,433                     30
* Yellow Corp.                                      1,566                     30
  RPC Inc.                                          2,091                     30
* Sybron Dental Specialties, Inc.                   1,449                     30
  National Golf Properties, Inc. REIT               1,089                     30
  The Standard Register Co.                         1,600                     30
* Meritage Corp.                                      641                     29
* ProQuest Company                                    951                     29
* Itron, Inc.                                       1,553                     29
* Ultratech Stepper, Inc.                           1,148                     29
* Cyberonics, Inc.                                  1,738                     29
* Unit Corp.                                        1,852                     29
  Pan Pacific Retail Properties,
   Inc. REIT                                        1,129                     29
  Glimcher Realty Trust REIT                        1,638                     29
* Arbitron Inc.                                     1,215                     29
* BSQUARE Corp.                                     2,786                     29
* Hovnanian Enterprises Class A                     2,016                     29
* Young Broadcasting Inc.                             870                     29
* UICI                                              2,289                     29
  LandAmerica Financial Group, Inc.                   916                     29
* Orasure Technologies, Inc.                        2,332                     29
* Vicor Corp.                                       1,786                     29
  Baldor Electric Co.                               1,361                     29
* Southwestern Energy Co.                           2,372                     29
* Closure Medical Corp.                             1,264                     29
* School Specialty, Inc.                            1,122                     29
  PFF Bancorp, Inc.                                 1,160                     29
* Littelfuse, Inc.                                  1,082                     29
  Sterling Bancshares, Inc.                         1,511                     29
* Bone Care International, Inc.                     1,093                     29
  N L Industries, Inc.                              2,088                     29
* F.Y.I. Inc.                                         705                     29
* MRV Communications Inc.                           3,083                     29
* E.Piphany Inc.                                    2,836                     29
* ISIS Pharmaceuticals, Inc.                        2,325                     29
* Buckeye Technology, Inc.                          1,999                     29
* Entegris Inc.                                     2,513                     29
* Phoenix Technologies LTD.                         1,970                     29
  Fleetwood Enterprises, Inc.                       2,042                     29
  Pacific Northwest Bancorp                         1,141                     29
  Riggs National Corp.                              1,678                     29
* Clark/Bardes Inc.                                 1,260                     28
  Glenborough Realty Trust, Inc. REIT               1,472                     28
* SuperGen, Inc.                                    1,928                     28
* Genuity Inc.                                      9,092                     28
* Alliance Gaming Corp.                               722                     28
  Vital Signs, Inc.                                   857                     28
  Advanta Corp. Class A                             1,770                     28
* Philadelphia Consolidated
   Holding Corp.                                      813                     28
  Interpool, Inc.                                   1,796                     28
* Artesyn Technologies, Inc.                        2,185                     28

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  Arch Chemicals, Inc.                              1,288                     28
  International Multifoods Corp.                    1,355                     28
  Commercial Metals Co.                               877                     28
* Iomega Corp.                                     11,744                     28
  Great American Financial
   Resources, Inc.                                  1,554                     28
  Redwood Trust, Inc. REIT                          1,231                     28
  Schweitzer-Mauduit
   International, Inc.                              1,185                     28
  Interface, Inc.                                   3,727                     28
* Corvas International, Inc.                        2,371                     28
* Universal Electronics, Inc.                       1,548                     28
  CVB Financial Corp.                               1,448                     28
  Owens & Minor, Inc. Holding Co.                   1,461                     28
* Action Performance Cos., Inc.                     1,109                     28
* ABIOMED, Inc.                                     1,175                     28
* Power Integrations, Inc.                          1,775                     28
* Crown Media Holdings, Inc.                        1,492                     28
  American States Water Co.                           814                     28
* TriPath Imaging, Inc.                             2,789                     28
* Avanex Corp.                                      2,846                     28
* WetSeal, Inc. Class A                               797                     28
  Boston Private Financial
   Holdings, Inc.                                   1,231                     28
* Kendle International Inc.                         1,375                     28
  Watsco, Inc.                                      1,953                     28
  Movado Group, Inc.                                1,362                     28
* TD Waterhouse Group, Inc.                         2,517                     28
* Pre-Paid Legal Services, Inc.                     1,250                     28
* IDX Systems Corp.                                 1,843                     28
* National Western Life
   Insurance Co. Class A                              251                     27
* Alaska Air Group, Inc.                              945                     27
  Stewart Enterprises, Inc. Class A                 3,741                     27
* Penwest Pharmaceuticals Co.                       1,763                     27
* Luminent, Inc.                                    6,499                     27
  W.P. Carey & Co. LLC                              1,475                     27
  Curtiss-Wright Corp.                                508                     27
* Presstek, Inc.                                    2,273                     27
  First Commonwealth
   Financial Corp.                                  1,815                     27
  Vesta Insurance Group, Inc.                       2,486                     27
  American Greetings Corp. Class A                  2,473                     27
  Wolverine World Wide, Inc.                        1,519                     27
* Mobile Mini, Inc.                                   823                     27
* PICO Holdings, Inc.                               1,856                     27
* Knight Transportation, Inc.                       1,320                     27
  Longview Fibre Co.                                2,200                     27
* H Power Corp.                                     2,789                     27
* Red Hat, Inc.                                     6,770                     27
* Ventiv Health, Inc.                               1,312                     27
  USFreightways Corp.                                 916                     27
  Dover Downs Entertainment, Inc.                   1,754                     27
  Empire District Electric Co.                      1,304                     27
  Hancock Holding Co.                                 628                     27
  National City Bancorporation                        900                     27
* Oceaneering International, Inc.                   1,299                     27
  Alliance Bancorp Inc.                               914                     27
* La Quinta Properties, Inc.                        5,201                     27
* Kronos, Inc.                                        657                     27
  Cato Corp. Class A                                1,372                     27
* Foamex International, Inc.                        3,619                     27
  Pioneer Standard Electronics Inc.                 2,091                     27
  McGrath Rent Corp.                                1,108                     27
* Silicon Image, Inc.                               5,342                     27
* Credit Acceptance Corp.                           3,466                     27
* Acacia Research Corp.                             1,667                     27
* Nuance Communications Inc.                        1,479                     27
* IXYS Corp.                                        1,707                     27
* Hollywood Casino Corp.                            3,390                     27
  Kilroy Realty Corp. REIT                            914                     27
  USEC Inc.                                         3,155                     27
  Colonial Properties Trust REIT                      863                     27
  PS Business Parks, Inc. REIT                        949                     27
  EastGroup Properties, Inc. REIT                   1,175                     27
* Digital Insight Corp.                             1,201                     27
* SignalSoft Corp.                                  2,307                     27
* Hexcel Corp.                                      2,079                     27
* Read Rite Corp.                                   4,997                     27
* Cadiz Inc.                                        2,723                     27
* Ocular Sciences, Inc.                             1,043                     26
* Biosite Diagnostics, Inc.                           591                     26
* Conmed Corp.                                      1,015                     26
  Southwest Gas Corp.                               1,116                     26
* SeaChange International, Inc.                     1,465                     26
* Pericom Semiconductor Corp.                       1,680                     26
  Churchill Downs, Inc.                             1,051                     26
* UbiquiTel Inc.                                    3,458                     26
  Town & Country Trust REIT                         1,284                     26
* On Assignment, Inc.                               1,455                     26
* CorVel Corp.                                        701                     26
  H.B. Fuller Co.                                     523                     26
  CB Bancshares Inc./Hawaii                           740                     26
* Stein Mart, Inc.                                  2,522                     26
* Luminex Corp.                                     1,304                     26
* InterVoice-Brite, Inc.                            2,369                     26
* Maxygen                                           1,341                     26
  Bowne & Co., Inc.                                 2,262                     26
  Nash-Finch Co.                                    1,099                     26
* Urocor, Inc.                                      1,657                     26
* NYFIX, Inc.                                         810                     26
* TETRA Technologies, Inc.                          1,057                     26
* The Medicines Co.                                 1,253                     26
* Teletech Holdings Inc.                            2,854                     26
  Wabash National Corp.                             2,119                     26
* Kenneth Cole Productions, Inc.                    1,272                     26

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Gardner Denver Inc.                               1,247                     26
* Embarcadero Technologies, Inc.                    1,148                     26
  Kramont Realty Trust                              1,872                     26
  Westbanco Inc.                                    1,019                     26
  Carbo Ceramics Inc.                                 690                     26
* First Republic Bank                               1,041                     26
* General Semiconductor, Inc.                       2,434                     25
* Caliper Technologies Corp.                        1,209                     25
* McMoRan Exploration Co.                           1,695                     25
* Ryan's Family Steak Houses, Inc.                  2,075                     25
* Wesco International, Inc.                         2,791                     25
* Learning Tree International, Inc.                 1,101                     25
  Anchor Bancorp Wisconsin Inc.                     1,584                     25
  Koger Equity, Inc. REIT                           1,521                     25
* OPNET Technologies, Inc.                          1,404                     25
* United Capital Corp.                              1,023                     25
  Sun Communities, Inc. REIT                          706                     25
  Modine Manufacturing Co.                            904                     25
* Stoneridge, Inc.                                  2,318                     25
* Concurrent Computer Corp.                         3,554                     25
* NCI Building Systems, Inc.                        1,360                     25
* Asyst Technologies, Inc.                          1,838                     25
* Nortek, Inc.                                        794                     25
  CPB, Inc.                                           838                     25
* Oplink Communications, Inc.                       6,588                     25
* CompuCredit Corp.                                 2,232                     25
* Merix Corp.                                       1,410                     25
* Choice Hotel International, Inc.                  1,644                     25
* Photon Dynamics, Inc.                               913                     25
* Novoste Corp.                                       965                     25
  Dimon Inc.                                        2,458                     25
* URS Corp.                                           909                     25
  Elcor Corp.                                       1,210                     25
* Theragenics Corp.                                 2,193                     24
  Coca-Cola Bottling Co.                              622                     24
  Chesapeake Corp. of Virginia                        987                     24
  CNA Surety Corp.                                  1,742                     24
* Sinclair Broadcast Group, Inc.                    2,367                     24
* Pharmacyclics, Inc.                                 719                     24
  Flushing Financial Corp.                          1,019                     24
* Atrix Laboratories, Inc.                          1,028                     24
* Dril-Quip, Inc.                                   1,128                     24
  The Stride Rite Corp.                             2,857                     24
* Progenics Pharmaceuticals, Inc.                   1,270                     24
* Alcide Corp.                                        809                     24
* Next Level Communications, Inc.                   3,589                     24
* LendingTree, Inc.                                 3,803                     24
* Internet Capital Group, Inc.                     12,108                     24
* World Acceptance Corp.                            2,627                     24
  Great Atlantic & Pacific
   Tea Co., Inc.                                    1,633                     24
* Alliance Semiconductor Corp.                      2,010                     24
* Consolidated Graphics, Inc.                       1,421                     24
* Catalytica Energy Systems, Inc.                   1,112                     24
* RadiSys Corp.                                     1,056                     24
* TransMontaigne Inc.                               4,159                     24
  UniSource Energy Corp.                            1,050                     24
* Integrated Silicon Solution, Inc.                 1,733                     24
* Korn/Ferry International                          1,553                     24
* International Specialty
   Products, Inc.                                   2,270                     24
  Coachmen Industries, Inc.                         1,815                     24
* Mesa Air Group Inc.                               1,947                     24
* Boron, LePore & Associates, Inc.                  1,743                     24
  TF Financial Corp.                                1,216                     24
  Central Parking Corp.                             1,284                     24
  United National Bancorp                           1,058                     24
  JDN Realty Corp. REIT                             1,790                     24
* Revlon, Inc. Class A                              3,308                     24
* Specialty Laboratories, Inc.                        633                     24
* Molecular Devices Corp.                           1,194                     24
* Mastec Inc.                                       1,811                     24
* Kensey Nash Corp.                                 1,428                     24
* Advanced Tissue Sciences Inc.                     4,773                     24
* SkillSoft Corp.                                     696                     24
  Apogee Enterprises, Inc.                          1,908                     24
  Otter Tail Corp.                                    858                     24
* Universal Access, Inc.                            3,837                     24
* Avigen, Inc.                                      1,104                     24
* Modis Professional Services Inc.                  3,434                     24
* First Horizon Pharmaceutical Corp.                  738                     24
* Casella Waste Systems, Inc.                       1,892                     24
* Skechers U.S.A., Inc.                               808                     24
  Simmons First National                              705                     24
  Standard Commercial Tobacco Co.                   1,340                     24
* Pacificare Health Systems, Inc.                   1,444                     24
* XCare.net, Inc.                                   1,742                     24
* Dendrite International, Inc.                      2,181                     24
  LSI Industries Inc.                               1,004                     23
  HEICO Corp.                                       1,223                     23
  Mid-State Bancshares                              1,287                     23
* Guess ?, Inc.                                     3,499                     23
  MTS Systems Corp.                                 1,700                     23
* Lantronix, Inc.                                   2,275                     23
* American Axle &
   Manufacturing Holdings, Inc.                     1,406                     23
* Immune Response                                   4,926                     23
* America West Holdings Corp.
   Class B                                          2,345                     23
  Ryerson Tull, Inc.                                1,730                     23
* Aether Systems, Inc.                              2,637                     23
  NUI Corp.                                         1,011                     23
* Bel Fuse, Inc.-Class A                              777                     23
* Nuevo Energy Co.                                  1,426                     23
* Net.B@nk, Inc.                                    2,055                     23
* Atlas Air Worldwide Holdings, Inc.                1,639                     23

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Audiovox Corp.                                    2,090                     23
* Belco Oil & Gas Corp.                             2,576                     23
* PC Connection, Inc.                               1,448                     23
* Royal Appliance Manufacturing Co.                 3,800                     23
* Schuler Homes Inc. Class A                        1,703                     23
* Optical Cable Corp.                               2,302                     23
* MemberWorks, Inc.                                   994                     23
  W Holding Co., Inc.                               1,768                     23
  Berry Petroleum Class A                           1,585                     23
* Atwood Oceanics, Inc.                               654                     23
* Zygo Corp.                                        1,031                     23
  Airborne, Inc.                                    1,978                     23
  SLI, Inc.                                         2,778                     23
* Infogrames, Inc.                                  3,011                     23
* Documentum, Inc.                                  1,771                     23
* Lexicon Genetics Inc.                             1,829                     23
* Arena Pharmaceuticals, Inc.                         749                     23
  World Fuel Services Corp.                         1,911                     23
* Charming Shoppes, Inc.                            3,806                     23
  Farmer Brothers, Inc.                                98                     23
* National Dentex Corp.                             1,077                     23
* 1-800-FLOWERS.COM, Inc.                           1,532                     23
  NYMAGIC, Inc.                                     1,145                     23
* Neurogen Corp.                                      987                     23
* Value City Department Stores, Inc.                1,969                     23
  A. Schulman Inc.                                  1,674                     23
* IHOP Corp.                                          841                     23
  Plains All American Pipeline, L.P.                  975                     23
* Jones Lang Lasalle Inc.                           1,708                     23
* Novavax, Inc.                                     2,047                     23
  ChemFirst Inc.                                      858                     22
  Barnes Group, Inc.                                  909                     22
* Cygnus Inc.                                       2,189                     22
  X-Rite Inc.                                       2,535                     22
* Instinet Group Inc.                               1,201                     22
* Actuate Software Corp.                            2,344                     22
* Intelidata Technologies Corp.                     3,792                     22
* Harmonic, Inc.                                    2,233                     22
* UTStarcom, Inc.                                     958                     22
  Dime Community Bancshares                           658                     22
  SJW Corp.                                           261                     22
* J. Jill Group, Inc.                               1,099                     22
* New Focus, Inc.                                   2,696                     22
* United Surgical Partners Intl, Inc.                 925                     22
* Key3Media Group, Inc.                             1,911                     22
* Alexander's, Inc. REIT                              369                     22
  Northwest Bancorp, Inc.                           2,108                     22
  AREA Bancshares Corp.                             1,338                     22
* MRO Software Inc.                                 1,396                     22
  Gorman-Rupp Co.                                     912                     22
* United Therapeutics Corp.                         1,645                     22
* Offshore Logistics, Inc.                          1,148                     22
  Southwest Bancorp, Inc.                             894                     22
* Information Resources, Inc.                       2,104                     22
* MP3.com, Inc.                                     4,478                     22
* Zomax Inc.                                        2,437                     22
* Sirius Satellite Radio, Inc.                      1,779                     22
  Argonaut Group, Inc.                              1,077                     22
* XM Satellite Radio Holdings, Inc.                 1,335                     22
  OceanFirst Financial Corp.                          833                     22
  K-Swiss, Inc.                                       895                     22
  Penn Virginia Corp.                                 656                     22
  Gold Banc Corp., Inc.                             2,788                     22
* Xo Communications Inc.                           11,221                     22
* Geron Corp.                                       1,538                     22
* MetaSolv, Inc.                                    2,711                     21
* The Ackerley Group, Inc.                          1,917                     21
* CSK Auto Corp.                                    2,589                     21
* Avatar Holding, Inc.                                934                     21
* EntreMed, Inc.                                    1,338                     21
* Per-Se Technologies, Inc.                         2,625                     21
* Xicor, Inc.                                       1,930                     21
  Ameron International Corp.                          320                     21
* MEMC Electronic Materials, Inc.                   2,791                     21
* EMS Technologies, Inc.                            1,399                     21
* AFC Enterprises, Inc.                             1,111                     21
* Chiles Offshore, Inc.                             1,196                     21
  Waypoint Financial Corp.                          1,689                     21
  First International Bancorp, Inc.                 2,460                     21
  Parkway Properties Inc. REIT                        600                     21
* Keynote Systems Inc.                              1,929                     21
* infoUSA Inc.                                      3,516                     21
  Flagstar Bancorp, Inc.                            1,009                     21
  Middlesex Water Co.                                 620                     21
  First Financial Corp.-Indiana                       438                     21
* NextCard, Inc.                                    1,907                     21
* Factory 2-U Stores Inc.                             716                     21
  Bandag, Inc.                                        769                     21
* ParkerVision, Inc.                                  802                     21
  Alico, Inc.                                         654                     21
* Electroglas, Inc.                                 1,184                     21
* Packard BioScience Co.                            2,519                     21
* Versicor, Inc.                                    1,666                     21
* Sanchez Computer Associates, Inc.                 1,575                     21
  Pilgrim's Pride Corp.                             1,658                     21
* Forward Air Corp.                                   692                     21
  Wallace Computer Services, Inc.                   1,252                     21
* Aztar Corp.                                       1,711                     21
* Allen Telecom Inc.                                1,378                     21
  Lennox International Inc.                         1,884                     21
* Federal Agricultural Mortgage
   Corp. Class A                                      721                     21
* Integrated Electrical Services, Inc.              2,111                     21
* CardioDynamics
   International Corp.                              3,832                     21
  Cobalt Corp.                                      2,935                     21

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
  Holly Corp.                                         559                     21
* Radio One, Inc. Class D                             930                     21
* American Real Estate Partners, LP                 2,090                     20
* I-STAT Corp.                                      1,387                     20
* California Pizza Kitchen, Inc.                      879                     20
* Cambridge Technology Partners                     5,771                     20
  Brown Shoe Company, Inc.                          1,129                     20
  Health Care REIT, Inc.                              858                     20
* Insignia Financial Group, Inc.                    1,670                     20
* CDI Corp.                                         1,194                     20
* Deltagen, Inc.                                    2,258                     20
  Landauer, Inc.                                      675                     20
* Internap Network Services Corp.                   6,192                     20
* Spherion Corp.                                    2,260                     20
* StorageNetworks, Inc.                             1,190                     20
* RailAmerica, Inc.                                 1,770                     20
* General Maritime Corp.                            1,380                     20
* UNOVA, Inc.                                       2,926                     20
  Chemed Corp.                                        557                     20
  Thomas Nelson, Inc.                               2,861                     20
  Bob Evans Farms, Inc.                             1,117                     20
* Organogenesis, Inc.                               2,716                     20
* Ciber, Inc.                                       2,113                     20
* MTR Gaming Group Inc.                             1,486                     20
* Beasley Broadcast Group, Inc.                     1,180                     20
  IRT Property Co. REIT                             1,842                     20
* KCS Energy, Inc.                                  3,033                     20
  Sovran Self Storage, Inc. REIT                      730                     20
  Bangor Hydro-Electric Co.                           751                     20
  Independent Bank Corp.                            1,009                     20
* Cole National Corp. Class A                       1,350                     20
* DVI, Inc.                                         1,131                     20
  Great Southern Bancorp, Inc.                        756                     20
* Hyperion Solutions Corp.                          1,323                     20
* Entrust, Inc.                                     2,798                     20
  Lindsay Manufacturing Co.                         1,042                     20
* Coldwater Creek Inc.                                760                     20
* Syntroleum Corp.                                  2,173                     20
  Connecticut Water Services, Inc.                    571                     20
* ORATEC Interventions, Inc.                        2,129                     20
  Thornburg Mortgage, Inc.                          1,272                     20
* Boston Beer Co., Inc. Class A                     2,286                     20
* Turnstone Systems, Inc.                           2,815                     20
* Rosetta Inpharmatics, Inc.                        1,270                     20
* IDT Corp.                                         1,458                     20
* Charles River Associates Inc.                     1,124                     20
  City Holding Co.                                  1,506                     20
  Commercial Net Lease Realty REIT                  1,379                     20
  Atlantic Tele-Network, Inc.                       1,480                     20
  Massbank Corp.                                      509                     20
  Foster Wheeler Ltd.                               2,155                     20
* Miravant Medical Technology                       1,701                     19
* Sykes Enterprises, Inc.                           1,771                     19
  The Pep Boys
   (Manny, Moe & Jack)                              1,734                     19
* Packeteer, Inc.                                   1,554                     19
* PRI Automation, Inc.                              1,051                     19
  Oregon Steel Mills, Inc.                          2,288                     19
* Viewpoint Corp.                                   2,286                     19
* RCN Corp.                                         3,537                     19
* Gulf Island Fabrication, Inc.                     1,348                     19
  Crown Cork & Seal Co., Inc.                       5,172                     19
  California Independent Bancorp                      740                     19
* PLATO Learning, Inc.                                626                     19
* Strattec Security Corp.                             558                     19
* Navigators Group, Inc.                            1,024                     19
* BankUnited Financial Corp.                        1,377                     19
* Aspect Medical Systems, Inc.                      1,248                     19
* Airgas, Inc.                                      1,624                     19
* S&K Famous Brands Inc.                            1,867                     19
* Antec Corp.                                       1,555                     19
  Caraustar Industries, Inc.                        2,095                     19
  Atlanta Sosnoff Capital                           1,736                     19
* The Buckle, Inc.                                  1,019                     19
* Spectra-Physics, Inc.                               832                     19
  Pitt Des Moines, Inc.                               558                     19
* Signal Technology Corp.                           1,790                     19
  Tremont Corp.                                       542                     19
* Fresh Del Monte Produce Inc.                      1,743                     19
  Inter-Tel, Inc.                                   1,614                     19
  Community Trust Bancorp Inc.                        799                     19
* The Profit Recovery Group
   International, Inc.                              1,672                     19
* Quaker City Bancorp, Inc.                           650                     19
* Extensity, Inc.                                   1,895                     19
* Viasystems Group, Inc.                            6,348                     19
* AnswerThink Consulting
   Group, Inc.                                      1,911                     19
  Omega Financial Corp.                               592                     19
* FLIR Systems, Inc.                                  760                     19
* Sequenom, Inc.                                    1,358                     19
  Cubic Corp.                                         608                     19
* Syntel, Inc.                                      2,463                     19
* Network Peripherals, Inc.                         1,618                     19
* Benihana Inc. Class A                             1,426                     19
* Encompass Services Corp.                          2,111                     19
* Applied Innovation Inc.                           2,262                     19
* Sequa Corp. Class A                                 415                     19
* Energy Partners, LTD.                             1,408                     19
* Petrocorp, Inc.                                   2,014                     19
* Century Business Services, Inc.                   3,473                     19
* Horizon Offshore, Inc.                            1,389                     19
* Wyndham International, Inc.
   Class A                                          7,480                     19
* ILEX Oncology, Inc.                                 624                     19
* Texas Biotechnology Corp.                         2,223                     19

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* The Phoenix Companies, Inc.                       1,000                     19
* Giant Industries, Inc.                            2,110                     19
* Florida Banks, Inc.                               3,065                     19
* Trammell Crow Co.                                 1,672                     18
* Sciclone Pharmaceuticals                          3,166                     18
* Todd Shipyards Corp.                              2,307                     18
* Superior Consultant Holdings Corp.                4,012                     18
* Terex Corp.                                         870                     18
  Keithley Instruments Inc.                           865                     18
* Capital Corp. of the West                         1,267                     18
* Anaren Microwave, Inc.                              921                     18
  Corporate Office Properties
   Trust, Inc. REIT                                 1,840                     18
* Cytogen Corp.                                     3,394                     18
  Sauer-Danfoss, Inc.                               1,938                     18
* Neon Communications, Inc.                         2,617                     18
* Vitria Technology, Inc.                           5,315                     18
  Getty Realty Holding Corp.                          951                     18
* Avant! Corp.                                      1,367                     18
* Aftermarket Technology Corp.                      2,469                     18
* Collins & Aikman Corp.                            2,921                     18
  Hancock Fabrics, Inc.                             2,023                     18
* Titanium Metals Corp.                             1,810                     18
  Milacron Inc.                                     1,155                     18
  Riviana Foods, Inc.                                 997                     18
* Kaneb Services, Inc.                              2,466                     18
* JDA Software Group, Inc.                          1,088                     18
  HF Financial Corp.                                1,286                     18
* Hollywood Entertainment Corp.                     2,124                     18
  BP Prudhoe Bay Royalty Trust                      1,256                     18
* First Consulting Group, Inc.                      2,492                     18
  Bryn Mawr Bank Corp.                                578                     18
* Mechanical Technology Inc.                        2,484                     18
* Celeritek, Inc.                                   1,197                     18
* Quicksilver Resources, Inc.                         994                     18
  Ameriserv Financial Inc.                          3,469                     18
  State Financial Services Corp.
   Class A                                          1,401                     18
* Consolidated Freightways Corp.                    1,989                     18
  GenCorp, Inc.                                     1,389                     18
* SpeechWorks International Inc.                    1,132                     18
* Valence Technology                                2,763                     18
* Key Production Company, Inc.                      1,067                     18
* Prime Hospitality Corp.                           1,494                     18
* NS Group Inc.                                     1,326                     18
* Healthcare.com Corp.                              3,871                     18
* Daisytek International Corp.                      1,123                     18
* Material Sciences Corp.                           1,788                     18
* Scientific Games Corp.                            2,996                     18
* Cumulus Media Inc.                                1,299                     18
* BioMarin Pharmaceutical Inc.                      1,335                     18
* ITC DeltaCom, Inc.                                4,407                     18
* Genome Therapeutics Corp.                         1,187                     18
* The Kroll-O'Gara Co.                              1,860                     18
  Midas Inc.                                        1,385                     18
  Quaker Chemical Corp.                               924                     18
* Loudcloud, Inc.                                   5,772                     18
* Multex.com Inc.                                   1,078                     18
* Aclara Biosciences, Inc.                          1,814                     18
* Layne Christensen Co.                             2,056                     17
* ONYX Software Corp.                               2,180                     17
  Fedders Corp.                                     3,351                     17
  BankAtlantic Bancorp, Inc.
   Class A                                          2,001                     17
* Lexent Inc.                                       2,010                     17
* Tollgrade Communications, Inc.                      609                     17
* Three-Five Systems, Inc.                            965                     17
* Hoenig Group, Inc.                                1,570                     17
  Columbia Bancorp                                  1,326                     17
  Capstead Mortage Corp. REIT                         972                     17
* Kaiser Aluminum Corp.                             4,336                     17
* Dendreon Corp.                                    1,031                     17
* RMH Teleservices, Inc.                            1,333                     17
* Avici Systems Inc.                                2,005                     17
  RFS Hotel Investors, Inc. REIT                    1,087                     17
* Docent, Inc.                                      1,716                     17
* Alexion Pharmaceuticals, Inc.                       712                     17
  CIRCOR International, Inc.                          946                     17
  St. Francis Capital Corp.                           780                     17
* Orchid Biosciences                                2,221                     17
* Third Wave Technologies                           1,641                     17
* AT&T Latin America Corp.-Class A                  3,403                     17
* The Gymboree Corp.                                1,992                     17
  Phillips-Van Heusen Corp.                         1,175                     17
* Momentum Business
   Applications, Inc.                               1,243                     17
  Herbalife International Class A                   1,691                     17
* La Jolla Pharmaceutical Co.                       1,648                     17
  WSFS Financial Corp.                                982                     17
* eSPEED, Inc.                                        767                     17
  Lance, Inc.                                       1,249                     17
* Startek, Inc.                                       746                     17
  NCH Corp.                                           430                     17
* Kforce Inc.                                       2,583                     17
* Adelphia Business Solutions, Inc.                 4,091                     17
* Wackenhut Corrections Corp.                       1,277                     17
  Central Vermont Public
   Service Corp.                                      882                     17
  U.S.B. Holding Co., Inc.                          1,092                     17
* JNI Corp.                                         1,188                     17
* Regeneration Technologies, Inc.                   1,890                     17
  EDO Corp.                                         1,040                     17
* APW Ltd.                                          1,634                     17
* Witness Systems, Inc.                             1,506                     17
* Lydall, Inc.                                      1,377                     17
* Art Technology Group, Inc.                        2,846                     17

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Sipex Corp.                                       1,394                     16
* Stratus Properties Inc.                           1,499                     16
* Wiser Oil Co.                                     2,352                     16
  Merchants Bancshares, Inc.                          535                     16
* PharmaNetics, Inc.                                1,564                     16
* QRS Corp.                                           990                     16
* Proxim, Inc.                                      1,162                     16
* SONICblue Inc.                                    4,946                     16
* Remington Oil & Gas Corp.                           858                     16
  BSB Bancorp, Inc.                                   707                     16
  First South Bancorp, Inc.                           603                     16
* Unifi, Inc.                                       1,914                     16
* Genzyme Molecular Oncology                        1,199                     16
  Zenith National Insurance Corp.                     601                     16
* Labor Ready, Inc.                                 3,096                     16
* Aviall Inc.                                       1,473                     16
  Crown American Realty Trust REIT                  1,935                     16
* Insurance Auto Auctions, Inc.                       948                     16
* Wackenhut Corp.                                     932                     16
* Rohn Industries Inc.                              3,381                     16
* Numerex Corp.                                     1,774                     16
* SeraCare, Inc.                                    2,300                     16
* Aquila, Inc.                                        651                     16
* Auspex Systems, Inc.                              2,247                     16
* IDT Corp. Class B                                 1,458                     16
  Correctional Properties Trust REIT                1,126                     16
* Vysis, Inc.                                         636                     16
  First Financial Bankshares, Inc.                    516                     16
  Century Bancorp, Inc. Class A                       790                     16
  United Mobile Homes, Inc. REIT                    1,448                     16
* Matria Healthcare, Inc.                           1,004                     16
* InKine Pharmaceutical
   Company, Inc.                                    3,225                     16
  CPI Corp.                                           645                     16
  Winston Hotels, Inc. REIT                         1,518                     16
* Pegasus Solutions Inc.                            1,364                     16
  Peoples Holding Co.                                 477                     16
* OfficeMax, Inc.                                   4,263                     16
* Nu Horizons Electronics Corp.                     1,654                     16
* Steel Dynamics, Inc.                              1,255                     16
  Newmil Bancorp, Inc.                              1,350                     16
* Manufacturers' Services Limited                   2,622                     16
* Zoll Medical Corp.                                  568                     16
* Uniroyal Technology Corp.                         1,833                     16
* Inet Technologies, Inc.                           1,902                     16
* iGATE Capital Corp.                               4,174                     15
* Applica Inc.                                      1,944                     15
* Water Pik Technologies, Inc.                      1,829                     15
* Applied Molecular Evolution                       1,238                     15
* Genrad, Inc.                                      2,564                     15
* Heidrick & Struggles
   International, Inc.                                754                     15
  Mueller (Paul) Co.                                  488                     15
  Coastal Bancorp, Inc.                               479                     15
  Horizon Financial Corp.                           1,444                     15
* Click Commerce, Inc.                              1,698                     15
  Summit Bancshares, Inc.                             812                     15
* Paradigm Genetics, Inc.                           1,696                     15
* Satcon Technology Corp.                           1,460                     15
* Ultra Petroleum Corp.                             3,178                     15
  Myers Industries, Inc.                            1,010                     15
* Sangamo BioSciences, Inc.                         1,040                     15
* Ace Cash Express, Inc.                            1,483                      1
  Stepan Co.                                          580                     15
* Lifeline Systems, Inc.                              767                     15
* Corrections Corp of America                         950                     15
* Drexler Technology Corp.                          1,261                     15
* Encore Acquisition Co.                            1,315                     15
* Tower Automotive, Inc.                            1,475                     15
* Chalone Wine Group Ltd.                           1,249                     15
  L. S. Starrett Co. Class A                          736                     15
  Medford Bancorp, Inc.                               736                     15
  Arrow Financial Corp.                               596                     15
* Digi International, Inc.                          1,721                     15
* Digex, Inc.                                       1,157                     15
* Allscripts Healthcare
   Solutions, Inc.                                  1,670                     15
* DigitalThink, Inc.                                2,140                     15
* NetRatings, Inc.                                  1,043                     15
* Comstock Resources, Inc.                          1,465                     15
  First Indiana Corp.                                 573                     15
* Perry Ellis International Corp.                   1,873                     15
  FBL Financial Group, Inc. Class A                   827                     15
* Shoe Carnival, Inc.                               1,240                     15
* U.S. Vision, Inc.                                 4,321                     15
* Centennial Bancorp                                1,794                     15
* Syntellect Inc.                                   5,378                     15
* Deltek Systems, Inc.                              2,077                     15
* Terayon Communications
   Systems, Inc.                                    2,414                     15
* K2 Inc.                                           1,291                     15
  Oxford Industries, Inc.                             670                     15
* CenterSpan Communications Corp.                   1,402                     15
* Clayton Williams Energy, Inc.                       869                     15
* The Meridian Resource Corp.                       2,049                     15
  Community Bank System, Inc.                         524                     15
  Landry's Restaurants, Inc.                          863                     15
  Oregon Trail Financial Corp.                      1,004                     15
* Volt Information Sciences Inc.                      836                     15
  Associated Estates Realty
   Corp. REIT                                       1,513                     15
* Somera Communications, Inc.                       2,038                     15
* Hyseq, Inc.                                       1,268                     15
* ePlus Inc.                                        1,383                     15
  Mid Atlantic Realty Trust REIT                    1,166                     15
* Mapics Inc.                                       2,423                     15

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* The IT Group, Inc.                                2,286                     15
* Identix, Inc.                                     2,313                     14
* Acmat Corp. Class A                               1,503                     14
* QuickLogic Corp.                                  2,395                     14
* Software Spectrum, Inc.                           1,187                     14
  Seacoast Banking Corp. of Florida
   Class A                                            409                     14
  Lawrence Savings Bank                             1,098                     14
* Embrex, Inc.                                        919                     14
  Bassett Furniture Industries, Inc.                1,135                     14
  Bush Industries, Inc.                             1,084                     14
* Danielson Holdings Corp.                          3,198                     14
* Western Multiplex Corporation                     2,071                     14
* Insmed Incorporated                               1,580                     14
* Clarent Corp.                                     1,545                     14
  Alamo Group, Inc.                                   994                     14
* Nanogen, Inc.                                     2,086                     14
  National Presto Industries, Inc.                    474                     14
  First Place Financial Corp.                       1,089                     14
* Aspect Communications Corp.                       2,002                     14
  HMN Financial, Inc.                                 813                     14
* Illumina, Inc.                                    1,176                     14
* Argonaut Technologies Inc.                        2,664                     14
* Aerosonic Corp.                                     738                     14
  Green Mountain Power Corp.                          865                     14
* ZixIt Corp.                                       1,504                     14
  Covest Bankshares, Inc.                             897                     14
* DiamondCluster International, Inc.                1,078                     14
* Carriage Services, Inc.                           2,408                     14
* Cell Pathways, Inc.                               2,164                     14
* F5 Networks, Inc.                                   778                     14
* Nastech Pharmaceutical Co., Inc.                  1,387                     14
  Virco Manufacturing Corp.                         1,325                     14
  Tanger Factory Outlet Centers,
   Inc. REIT                                          592                     14
* PC-Tel, Inc.                                      1,475                     14
  First Federal Bancshares of
   Arkansas, Inc.                                     653                     14
* Syms Corp.                                        2,395                     14
* Hawthorne Financial Corp.                           748                     14
* Datastream Systems, Inc.                          1,799                     14
  Gerber Scientific, Inc.                           1,236                     14
  Resource Bancshares Mortgage
   Group, Inc.                                      1,852                     14
* Gentiva Health Services, Inc.                       750                     14
  CompX International Inc.                          1,129                     13
  Meridian Bioscience Inc.                          2,594                     13
* Visual Networks, Inc.                             1,538                     13
  Innkeepers USA Trust REIT                         1,121                     13
* IMRglobal Corp.                                   1,228                     13
* Sorrento Networks Corp.                           1,119                     13
  First Federal Capital Corp.                         827                     13
* Midwest Express Holdings, Inc.                      772                     13
  Anthracite Capital Inc.                           1,211                     13
* Ampal-American Israel Corp.                       2,203                     13
* Traffix, Inc.                                     3,967                     13
* PriceSmart, Inc.                                    305                     13
  Prime Group Realty Trust REIT                       982                     13
  SJNB Financial Corp.                                306                     13
* Virage Logic Corporation                            853                     13
* Hologic, Inc.                                     1,938                     13
* Spanish Broadcasting System, Inc.                 1,599                     13
* The Dress Barn, Inc.                                577                     13
* OTG Software, Inc.                                1,870                     13
  Three Rivers Bancorp, Inc.                        1,163                     13
* Aware, Inc.                                       1,453                     13
* W-H Energy Services, Inc.                           687                     13
  Community Banks, Inc.                               457                     13
* Kana Software, Inc.                               6,382                     13
* Orbital Sciences Corp.                            3,351                     13
* Ista Pharmaceuticals Inc.                         3,982                     13
* Wave Systems Corp.                                2,408                     13
* Sonosite, Inc.                                      662                     13
* Financial Federal Corp.                             443                     13
  Ampco-Pittsburgh Corp.                            1,129                     13
* BTU International, Inc.                           2,080                     13
  North Valley Bancorp                                895                     13
* Proton Energy Systems, Inc.                       1,050                     13
* Switchboard Inc.                                  2,130                     13
  United Fire & Casualty Co.                          430                     13
  Granite State Bankshares, Inc.                      546                     13
  First Bancorp North Carolina                        508                     13
  Ambanc Holding Co., Inc.                            648                     13
* Predictive Systems, Inc.                          3,125                     13
* Dyax Corp.                                          679                     13
  Tech/Ops Sevcon, Inc.                             1,319                     12
  Greater Delaware Valley
   Savings Bank                                       763                     12
  Armstrong Holdings, Inc.                          3,506                     12
* Department 56 Inc.                                1,626                     12
* Orapharma Inc.                                    2,186                     12
* Digital Generation Systems                        2,995                     12
* Tyler Technologies, Inc.                          5,166                     12
* SureBeam Corp.                                      724                     12
* Mayor's Jeweler's, Inc.                           2,977                     12
* McAfee.com Corp.                                  1,005                     12
* LCC International, Inc. Class A                   1,863                     12
  Hudson River Bancorp. Inc.                          680                     12
  Titan International, Inc.                         3,011                     12
* Prodigy Communications Corp.
   Class A                                          2,159                     12
* Management Network Group Inc.                     2,010                     12
* Rainbow Technologies, Inc.                        2,189                     12
* Eden Bioscience Corp.                             1,222                     12
* Covansys Corp                                     1,080                     12
  Exide Corp.                                       1,057                     12

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Maxxam Inc.                                         490                     12
  U.S. Industries, Inc.                             2,953                     12
* Davox Corp.                                       1,457                     12
  Methode Electronics, Inc. Class A                 1,393                     12
* Sunrise Telecom Inc.                              2,013                     12
* Provident Financial Holdings, Inc.                  514                     12
* Gulfmark Offshore, Inc.                             386                     12
  UniFirst Corp.                                      626                     12
* PJ America Inc.                                   1,404                     12
  Luby's, Inc.                                      1,213                     12
  Standard Motor Products, Inc.                       892                     12
* IKOS Systems, Inc.                                1,611                     12
  Consolidated-Tomoka Land Co.                        780                     12
* AXYS Pharmaceuticals, Inc.                        2,819                     12
* VaxGen, Inc.                                        620                     12
  Southern Peru Copper Corp.                          953                     12
* MeriStar Hotels & Resorts,
   Inc. REIT                                        6,536                     12
* Navigant International, Inc.                        840                     12
  Calgon Carbon Corp.                               1,497                     12
* TTM Technologies, Inc.                            1,334                     12
  Blair Corp.                                         719                     12
* Digital River, Inc.                               2,604                     12
  Donnelly Corp.                                      822                     12
* Amerco, Inc.                                        522                     12
* Local Financial Corp.                               902                     12
* Pinnacle Entertainment, Inc.                      1,577                     12
* Peco II, Inc.                                     1,767                     12
* Wireless Facilities, Inc.                         1,779                     12
* EEX Corp.                                         4,276                     12
  Tenneco Automotive, Inc.                          3,529                     12
  Patriot Bank Corp.                                1,143                     11
* Telular Corp.                                     1,139                     11
  BNP Residential Properties, Inc.                  1,144                     11
* Tractor Supply Co.                                  716                     11
* William Lyon Homes, Inc.                            914                     11
  The Marcus Corp.                                    816                     11
* Innotrac Corp.                                    1,514                     11
  Brookline Bancorp, Inc.                             807                     11
* The Good Guys, Inc.                               3,077                     11
* CacheFlow Inc.                                    2,293                     11
  First Keystone Financial, Inc.                      797                     11
* AP Pharma Inc.                                    3,752                     11
* National Health Investors REIT                    1,090                     11
* NPC International Class A                         1,039                     11
  Analysts International Corp.                      2,506                     11
* Nashua Corp.                                      1,599                     11
* Inforte Corp.                                       907                     11
* Greka Energy Corp.                                1,011                     11
* Fairchild Corp.                                   1,573                     11
* Pinnacle Systems, Inc.                            1,819                     11
* Pinnacle Holdings Inc. REIT                       1,823                     11
* Curative Health Services Inc.                     1,739                     11
* Digitas Inc.                                      2,489                     11
* Optical Communication
   Products, Inc.                                   1,029                     11
* Dave & Busters                                    1,297                     11
  National Steel Corp. Class B                      6,333                     11
  Steelcase Inc.                                      910                     11
  Lone Star Steakhouse &
   Saloon, Inc.                                       837                     11
* HotJobs.com Ltd.                                  1,207                     11
* Navigant Consulting, Inc.                         1,320                     11
* Superior Telecom Inc.                             3,835                     11
* Investors Capital Holdings, Ltd.                  3,067                     11
  Cascade Bancorp                                     956                     11
* Friendly Ice Cream Corp.                          4,682                     11
  Oriental Financial Group                            566                     11
* Earthshell Corp.                                  3,160                     11
  A.O. Smith Corp.                                    600                     11
* Ceres Group, Inc.                                 1,966                     11
* Il Fornaio (America) Corp.                          931                     11
* Lynx Therapeutics Inc.                            1,560                     11
  Universal Health Realty
   Income REIT                                        494                     11
* U.S. Energy Corp.                                 2,171                     11
  Oneida Ltd.                                         522                     11
  Equity Inns, Inc. REIT                            1,082                     11
* Concord Communications, Inc.                      1,175                     11
* Zoltek Cos., Inc.                                 2,379                     11
  American Land Lease, Inc.                           851                     11
* ITXC Corp.                                        1,503                     11
* Preview Systems, Inc.                             3,048                     11
* First Union Real Estate REIT                      4,572                     11
* iManage, Inc.                                     2,878                     11
* Garden Fresh Restaurant Corp.                     1,382                     11
* Petroleum Helicopters, Inc.                         585                     10
* WJ Communications, Inc.                           2,246                     10
* LCA-Vision, Inc.                                  4,167                     10
* Griffin Land & Nurseries, Inc.                      626                     10
* Braun Consulting, Inc.                            1,292                     10
* Del Monte Foods Co.                               1,240                     10
* Rochester Medical Corp.                           1,716                     10
* SONUS Pharmaceuticals, Inc.                       3,183                     10
  Urstadt Biddle Properties REIT                    1,231                     10
* Mail-Well, Inc.                                   2,425                     10
* Encore Wire Corp.                                   867                     10
  Hughes Supply, Inc.                                 435                     10
  Frontier Oil Corp.                                  776                     10
* Universal Compression
   Holdings, Inc.                                     362                     10
  Heritage Financial Corp.                            962                     10
* EZCORP, Inc.                                      4,491                     10
  Met-Pro Corp.                                       755                     10
* SITEL Corp.                                       6,305                     10
* Hi/fn, Inc.                                         666                     10

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Samsonite Corp.                                   3,503                     10
* Artisoft, Inc.                                    2,198                     10
* NMS Communications Corp.                          1,421                     10
* Cosine Communications, Inc.                       4,436                     10
  Oil-Dri Corp. of America                          1,223                     10
* Alliance Pharmaceutical Corp.                     4,399                     10
  Transcontinental Realty
   Investors, Inc. REIT                               760                     10
* Trans World Entertainment Corp.                   1,031                     10
  Oak Hill Financial, Inc.                            692                     10
* American Medical Security
   Group, Inc.                                      1,753                     10
  Angelica Corp.                                      887                     10
  BancFirst Ohio Corp.                                430                     10
* Aksys, Ltd.                                         937                     10
  Sizzlers Property Investors,
   Inc. REIT                                        1,028                     10
* Gadzooks, Inc.                                      743                     10
* SpaceLabs Medical, Inc.                             796                     10
* Procom Technology, Inc.                           1,075                     10
  Omnova Solutions Inc.                             1,333                     10
  Allen Organ Co.                                     283                     10
* TBC Corp.                                         1,011                     10
* Regent Communications, Inc.                         807                     10
  Pulaski Financial Corp.                             681                     10
* Lifecore Biomedical Inc.                          1,933                     10
  AMCOL International Corp.                         1,608                     10
  Hunt Corp.                                        1,484                     10
* Jacobson Stores Inc.                              2,832                     10
  Superior Uniform Group, Inc.                        993                     10
* Acceptance Insurance Cos. Inc.                    1,828                     10
* iBasis, Inc.                                      1,915                     10
* Tradestation Group Inc.                           1,806                     10
* The Sports Authority, Inc.                        2,724                     10
* Thermo Fibertek, Inc.                             3,295                     10
* Oxigene, Inc.                                     1,815                     10
  Senior Housing Properties
   Trust REIT                                         734                     10
  Timberline Software Corp.                         1,850                     10
* Pegasystems Inc.                                  2,788                     10
* WatchGuard Technologies, Inc.                       927                     10
* Tripath Technology Inc.                             891                     10
* Actuant Corp.                                       576                      9
* PictureTel Corp.                                  1,689                      9
  Bridge View Bancorp                                 646                      9
* Magnum Hunter Resources Inc.                      1,058                      9
* ACTV, Inc.                                        2,823                      9
* Netopia, Inc.                                     1,531                      9
* Silicon Graphics, Inc.                            6,760                      9
* PTEK Holdings, Inc.                               3,568                      9
* Advanced Lighting
   Technologies, Inc.                               2,123                      9
* Vivus, Inc.                                       3,006                      9
  Maine Public Service Co.                            324                      9
* Columbia Banking System, Inc.                       727                      9
* Cheap Tickets, Inc.                                 612                      9
  Team Financial, Inc.                              1,158                      9
* I.D. Systems, Inc.                                1,618                      9
* World Wrestling Federation
   Entertainment, Inc.                                665                      9
* H.D. Vest, Inc.                                     436                      9
* InVision Technologies, Inc.                       2,364                      9
  Wolohan Lumber Co.                                  882                      9
  Amcast Industrial Corp.                           1,055                      9
* Old Dominion Freight Line, Inc.                     924                      9
* Roxio, Inc.                                         688                      9
* Martha Stewart Living
   Omnimedia, Inc.                                    387                      9
* SmartDisk Corp.                                   2,159                      9
* York Research Corp.                               2,833                      9
* Owens Corning                                     4,420                      9
* Lazare Kaplan International, Inc.                 1,707                      9
* Mortons Restaurant Group                            448                      9
  Advanced Marketing Services                         422                      9
  Apex Mortgage Capital, Inc. REIT                    774                      9
* CB Richard Ellis Services, Inc.                     558                      9
* Curon Medical Inc.                                4,326                      9
  Comdisco, Inc.                                    6,449                      9
* Bethlehem Steel Corp.                             4,245                      9
* Latitude Communications, Inc.                     4,283                      9
* Tanning Technology Corp.                          1,760                      9
  Spartan Motors, Inc.                              2,161                      9
* Crossroads Systems, Inc.                          1,314                      9
* V.I. Technologies, Inc.                             746                      8
* TiVo Inc.                                         1,543                      8
* Quality Systems, Inc.                               651                      8
  Intermet Corp.                                    1,494                      8
* Copper Mountain Networks, Inc.                    2,056                      8
  Ziegler Cos., Inc.                                  524                      8
* Ditech Communications Corp.                       1,129                      8
* Clarus Corp.                                      1,361                      8
* Cytoclonal Pharmaceutics Inc.                     2,293                      8
* Cellstar Corp.                                    3,889                      8
  A.M. Castle & Co.                                   620                      8
* Designs, Inc.                                     1,777                      8
  Investors Title Co.                                 548                      8
* Immucor Inc.                                      2,435                      8
* Biospherics, Inc.                                   919                      8
* Wellsford Real Properties Inc.                      426                      8
* SCM Microsystems, Inc.                              792                      8
* Divine Inc.                                       3,917                      8
* Netro Corp.                                       1,937                      8
* IntraBiotics Pharmaceuticals, Inc.                5,645                      8
* M&F Worldwide Corp.                               2,122                      8
* Candela Corp.                                     1,246                      8
* ANC Rental Corp.                                  2,719                      8

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* ShopKo Stores, Inc.                               1,120                      8
  FNB Financial Services Corp.                        578                      8
  Howell Corp.                                        713                      8
* Blue Martini Software, Inc.                       2,708                      8
* Lancer Corp.                                      1,272                      8
* SpeedFam-IPEC, Inc.                               2,519                      8
* Correctional Services Corp.                       3,725                      8
* Choice One Communications Inc.                    1,186                      8
* Diametrics Medical, Inc.                          2,851                      8
* VerticalNet, Inc.                                 3,201                      8
* Brightpoint, Inc.                                 2,742                      8
* Adept Technology, Inc.                              803                      8
  Penford Corp.                                       685                      8
  Cadmus Communications                               714                      8
* Electric Fuel Corp.                               3,122                      8
* Technisource, Inc.                                5,036                      8
* Hector Communications Corp.                         619                      8
  Fidelity Bancorp, Inc.                              351                      8
* Cannondale Corp.                                  1,983                      8
* Capital Trust Class A                             1,211                      8
  Suffolk Bancorp                                     174                      8
  Gentek, Inc.                                      1,471                      8
  FINOVA Group, Inc.                                2,083                      8
  Puerto Rican Cement Co., Inc.                       324                      8
* Black Hawk Gaming &
   Development Co., Inc.                              723                      8
* Sizzler International                             5,264                      8
* Applied Microsystems Corp.                        1,425                      8
* A.C. Moore Arts & Crafts, Inc.                      507                      8
  USG Corp.                                         1,799                      8
  Synalloy Corp.                                    1,097                      8
* LMI Aerospace, Inc.                               1,897                      8
* Workflow Management, Inc.                         1,220                      8
* 3 Dimensional Pharmaceuticals                       785                      8
* GraphOn Corp.                                     2,730                      7
* Variagenics, Inc.                                 1,970                      7
* eResearch Technology, Inc.                        1,267                      7
* Track Data Corp.                                  5,108                      7
* Daily Journal Corp.                                 260                      7
* Hartmarx Corp.                                    2,964                      7
* ebix.com Inc.                                     3,895                      7
* WorldGate Communications, Inc.                    1,458                      7
  Hopfed Bancorp, Inc.                                605                      7
* Storage Computer Corp.                            1,156                      7
* Ramtron International Corp.                       2,386                      7
* Covista Communications, Inc.                      1,405                      7
* MGI Pharma, Inc.                                    590                      7
* Support.com, Inc.                                 1,141                      7
* Metawave Communications Corp.                     1,413                      7
* The TriZetto Group, Inc.                            792                      7
* Hayes Lemmerz International, Inc.                 1,144                      7
* ePresence, Inc.                                   1,771                      7
* Success Bancshares, Inc.                            395                      7
* Enesco Group, Inc.                                1,197                      7
* Radio Unica Corp.                                 2,430                      7
* Large Scale Biology Corp.                         1,009                      7
* Capital Pacific Holdings, Inc.                    1,789                      7
* Multilink Technology Corp.                          500                      7
  LTC Properties, Inc. REIT                         1,570                      7
* Budget Group, Inc.                                2,968                      7
* Laser Vision Centers, Inc.                        2,683                      7
* ISCO, Inc.                                          947                      7
* Hycor Biomedical Inc.                             1,063                      7
* Spectranetics Corp.                               2,779                      7
* Cysive, Inc.                                      2,230                      7
* NZ Corp.                                          1,662                      7
* Baldwin Technology Class A                        5,881                      7
* Focal Communications Corp.                        2,975                      7
* TSR, Inc.                                         1,253                      7
  Resource America, Inc.                              534                      7
  Mississippi Chemical Corp.                        2,260                      7
* Maxim Pharmaceuticals, Inc.                       1,104                      7
* Aetrium, Inc.                                     3,024                      7
* Covad Communications Group, Inc.                  6,867                      7
  Comm Bancorp, Inc.                                  239                      7
* Carrier Access Corp.                              1,154                      7
* Twinlab Corp.                                     2,668                      7
* Integrated Telecom Express, Inc.                  3,369                      7
* Laser Mortgage Management, Inc.                   1,711                      7
  Lillian Vernon Corp.                                963                      7
* TransPro Inc.                                     1,789                      7
* Ciphergen Biosystems, Inc.                        1,006                      7
  Schnitzer Steel Industries, Inc.
   Class A                                            475                      7
* Comshare Inc.                                     2,098                      7
* Seven Seas Petroleum Inc.                         2,793                      7
* J Net Enterprises, Inc.                           1,659                      7
* Computer Horizons Corp.                           2,149                      7
* COMARCO, Inc.                                       450                      7
  Federal-Mogul Corp.                               3,919                      7
* Mobius Management
   Systems, Inc.                                    2,003                      7
* OSCA, Inc.                                          319                      7
  G & L Realty Corp. REIT                             486                      7
  Salient 3 Communications Class A                  2,739                      7
* Curis, Inc.                                       1,175                      7
* Artisan Components, Inc.                            636                      6
* V-One Corp.                                       4,926                      6
* VA Linux Systems, Inc.                            1,843                      6
* Viant Corp.                                       3,437                      6
* All American Semiconductor, Inc.                  1,057                      6
* Echo Bay Mines Ltd.                               6,518                      6
  Greater Community Bancorp                           594                      6
* Transworld Healthcare Inc.                        1,980                      6
* Extended Systems Inc.                               914                      6
* Vyyo Inc.                                         4,270                      6

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Park-Ohio Holdings Corp.                          1,316                      6
  Katy Industries, Inc.                             1,331                      6
* Perficient, Inc.                                  1,810                      6
* Big Dog Holdings, Inc.                            1,650                      6
  Staff Leasing, Inc.                               1,638                      6
* Network Plus Corp.                                2,301                      6
* Mesaba Holdings, Inc.                               675                      6
* Prima Energy Corp.                                  258                      6
* General Binding Corp.                               585                      6
* FMC Technologies Inc.                               300                      6
* US SEARCH.com Inc.                                2,874                      6
* Comfort Systems USA, Inc.                         1,706                      6
* New Frontier Media, Inc.                          2,350                      6
* SilverStream Software, Inc.                         865                      6
* Todhunter International, Inc.                       775                      6
* Level 8 Systems Inc.                              1,286                      6
  Citizens First Financial Corp.                      387                      6
* C-bridge Internet Solutions, Inc.                 3,672                      6
* OmniSky Corp.                                     3,019                      6
* Computer Task Group, Inc.                         1,657                      6
  BCSB Bankcorp, Inc.                                 651                      6
* EXE Technologies, Inc.                            1,024                      6
* Troy Group, Inc.                                  1,394                      6
* Glenayre Technologies, Inc.                       4,669                      6
* Primus Knowledge Solutions, Inc.                    989                      6
* Net2Phone, Inc.                                     973                      6
* Gilman & Ciocia, Inc.                             1,994                      6
* Terra Industries, Inc.                            1,469                      6
* Franklin Electronic Publishers, Inc.              2,242                      6
* W.R. Grace & Co.                                  3,262                      6
* Docucorp International                            1,579                      6
* Diacrin, Inc.                                     2,991                      6
* Liberty Digital, Inc.                               933                      6
* Micron Electronics, Inc.                          3,553                      6
* Sheffield Pharmaceuticals, Inc.                   1,389                      6
* Marvel Enterprises Inc.                           1,830                      6
* Northwest Pipe Co.                                  351                      6
* Chordiant Software, Inc.                          1,793                      6
* Equinix, Inc.                                     5,186                      6
  Konover Property Trust, Inc. REIT                 1,861                      6
* Medialink Worldwide, Inc.                         1,489                      6
* Epicor Software Corp.                             4,097                      6
* FARO Technologies, Inc.                           2,032                      6
* Pozen Inc.                                          365                      5
* Bottomline Technologies, Inc.                     1,000                      5
* Global Payment Tech Inc.                          1,783                      5
* Odwalla, Inc.                                       521                      5
* Alpine Group, Inc.                                3,351                      5
* Zonagen, Inc.                                     1,743                      5
* U.S. Energy Systems, Inc.                           834                      5
  Stephan Co.                                       1,743                      5
  Humphrey Hospitality Trust,
   Inc. REIT                                        1,565                      5
* CyberSource Corp.                                 3,274                      5
  Banner Corp.                                        241                      5
* AGENCY.COM Inc.                                   1,638                      5
* ClickAction, Inc.                                 2,547                      5
* Systems & Computer
   Technology Corp.                                   575                      5
  American Residential
   Investment Trust, Inc. REIT                      2,560                      5
* Goody's Family Clothing                           1,295                      5
* Previo, Inc.                                      1,591                      5
* j2 Global Communications, Inc.                    1,248                      5
* APAC Teleservices, Inc.                           1,628                      5
* Andrea Radio Corp.                                3,118                      5
* Ask Jeeves, Inc.                                  2,705                      5
* TCSI Corp.                                        4,488                      5
  Burnham Pacific Properties,
   Inc. REIT                                        1,043                      5
* Jo-Ann Stores, Inc. Class A                       1,261                      5
* Stamps.Com Inc.                                   1,359                      5
* SIGA Technologies, Inc.                           1,265                      5
* Helen of Troy Corp.                                 572                      5
  Chester Valley Bancorp                              352                      5
* Omega Worldwide, Inc.                             1,898                      5
* Resonate Inc.                                     1,210                      5
* Nutrition 21 Inc.                                 4,377                      5
* United PanAm Financial Corp.                      1,241                      5
* Advanced Magnetics, Inc.                          1,173                      5
* Paragon Technologies, Inc.                          670                      5
* Virage, Inc.                                      1,436                      5
* Alteon, Inc.                                      1,413                      5
* LightPath Technologies, Inc.                        546                      5
* Engage, Inc.                                      6,640                      5
* Official Payments Corp.                             938                      5
  BMC Industries, Inc.                                803                      5
* Paradyne Networks, Inc.                           2,600                      5
* Highlands Insurance Group                           981                      5
* USinternetworking, Inc.                           3,956                      5
* National Bancshares Corp.
   of Texas                                           258                      5
* Strategic Distribution, Inc.                        581                      5
  Psychemedics, Inc.                                1,101                      5
* Pumatech, Inc.                                    1,558                      5
* Lakes Gaming, Inc.                                  631                      5
* VTEL Corp.                                        3,983                      5
* Ethyl Corp.                                       3,418                      5
* New Century Equity
   Holdings Corp.                                   4,609                      5
* CKE Restaurants Inc.                              1,389                      5
  Bedford Bancshares, Inc.                            422                      5
* Capital Title Group, Inc.                         1,848                      5
* Data Return Corp.                                 2,579                      5
* Liquid Audio, Inc.                                1,523                      4
* Gadzoox Networks, Inc.                            1,398                      4

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Tumbleweed
   Communications Corp.                             1,180                      4
* Versant Corp.                                     2,795                      4
* RWD Technologies, Inc.                            1,449                      4
* SafeNet, Inc.                                       446                      4
* Nabi                                                558                      4
* NetManage, Inc.                                   6,145                      4
* ActionPoint, Inc.                                 1,620                      4
  Wainwright Bank & Trust Co.                         532                      4
* Sonic Innovations, Inc.                             678                      4
* SMC Corp.                                         1,192                      4
* Lexar Media, Inc.                                 2,723                      4
* OAO Technology Solutions, Inc.                    2,501                      4
* HomeBase, Inc.                                    1,253                      4
* StarMedia Network, Inc.                           2,324                      4
* Metromedia International
   Group, Inc.                                      1,309                      4
* Applix, Inc.                                      2,208                      4
* Interactive Intelligence Inc.                       383                      4
* Captaris Inc.                                     2,023                      4
* NaviSite, Inc.                                    2,899                      4
* o2wireless Solutions, Inc.                        2,036                      4
* eXcelon Corp.                                     2,831                      4
* Norstan, Inc.                                     1,483                      4
* eBT International, Inc.                           1,529                      4
  AZZ Inc.                                            165                      4
  Gulf West Banks, Inc.                               499                      4
  Marine Products Corp.                               944                      4
* MicroStrategy Inc.                                1,431                      4
  Polaroid Corp.                                    1,536                      4
* Sagent Technology, Inc.                           2,662                      4
* Allied Holdings, Inc.                             1,565                      4
* Technology Solutions Co.                          2,236                      4
* Checkers Drive-In Restaurants, Inc.                 673                      4
* Universal Display Corp.                             200                      4
  Wanye Savings Bancshares, Inc.                      268                      4
* Larscom, Inc. Class A                             1,989                      4
* Health Management Systems, Inc.                   1,968                      4
* Interleukin Genetics, Inc.                        1,493                      4
* Huttig Building Products, Inc.                      765                      4
* Mercator Software, Inc.                           1,557                      4
* BindView Development Corp.                        1,837                      4
* Anthony & Sylvan Pools Corp.                        490                      4
* DA Consulting Group, Inc.                         2,549                      4
* Gaylord Container Corp.                           3,629                      4
* Headway Corporate
   Resources, Inc.                                  3,808                      4
* Juno Online Services, Inc.                        2,624                      4
* ABC-NACO, Inc.                                    3,640                      4
* Bell Industries, Inc.                             1,505                      4
* Jos. A. Bank Clothiers, Inc.                        760                      4
* Boyd Gaming Corp.                                   650                      4
* eshare CommunicationS, Inc.                       2,989                      4
* Juno Lighting, Inc.                                 361                      4
* Intertrust Technologies Corp.                     3,091                      4
* Classic Vacation Group, Inc.                      1,804                      4
  German American Bancorp                             230                      4
* Precision Optics Corp.                            2,341                      4
* MagnaTek Inc.                                       290                      4
* Synagro Technologies Inc.                         1,506                      4
* Talk America Holdings, Inc.                       3,806                      4
* American Classic Voyager Co.                      1,012                      4
* Consumer Portfolio Services, Inc.                 2,020                      4
* First Mariner Bancorp, Inc.                         546                      4
* National Information
   Consortium, Inc.                                 1,931                      4
* SYNAVANT Inc.                                       493                      4
* Vertel Corp.                                      2,893                      4
* Airnet Communications Corp.                       2,383                      3
  Washington Trust Bancorp, Inc.                      158                      3
* LookSmart, Ltd.                                   3,264                      3
* Com21, Inc.                                       1,902                      3
* eGain Communications Corp.                        1,261                      3
* Photoworks, Inc.                                  4,515                      3
* DutchFork Bancshares, Inc.                          159                      3
* Global Power Equipment
   Group Inc.                                         115                      3
* MessageMedia Inc.                                 6,120                      3
* American Skiing Co.                               4,648                      3
* Mpower Holding Corp.                              3,515                      3
* Toymax International, Inc.                        1,785                      3
* On Command Corp.                                    729                      3
* Protection One, Inc.                              2,839                      3
* Geoworks                                          2,165                      3
  International Shipholding Corp.                     339                      3
* iXL Enterprises, Inc.                             2,675                      3
* iVillage Inc.                                     2,232                      3
* Dynamics Research Corp.                             361                      3
* INT Media Group, Inc.                               806                      3
* Fresh Choice, Inc.                                1,092                      3
* Renaissance Worldwide, Inc.                       2,393                      3
* Jenny Craig Inc.                                  2,118                      3
* Metricom                                          1,836                      3
  Cavalier Homes, Inc.                              1,095                      3
* Westell Technologies, Inc.                        2,101                      3
* eLoyalty Corp.                                    3,149                      3
* Capital Bank Corp.                                  269                      3
* MarketWatch.com, Inc.                             1,274                      3
  Gainsco, Inc.                                     2,618                      3
* Be Free, Inc.                                     2,560                      3
  Codorus Valley Bancorp, Inc.                        207                      3
  Westpoint Stevens, Inc.                           2,254                      3
* Visual Data Corp.                                 2,071                      3
* AvantGo, Inc.                                     1,551                      3
* NaPro BioTherapeutics, Inc.                         304                      3
* i3 Mobile, Inc.                                   1,064                      3

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Edgewater Technology, Inc.                          877                      3
* Group 1 Software, Inc.                              168                      3
* SpeedUs.com, Inc.                                 2,777                      3
* Motient Corp.                                     2,854                      3
* Vestcom International, Inc.                       1,394                      3
* Wit Soundview Group, Inc.                         1,659                      3
* Hall, Kinion & Associates, Inc.                     375                      3
* Globix Corp.                                      1,501                      3
* Novatel Wireless, Inc.                            1,466                      3
* NetZero Inc.                                      3,542                      3
* Ampex Corp. Class A                               8,747                      3
* Critical Path, Inc.                               2,914                      3
* Wink Communications, Inc.                         1,161                      3
* MTI Technology Corp.                              1,445                      3
* VIA NET.WORKS, Inc.                               1,904                      3
* Primus Telecommunications
   Group, Inc.                                      3,570                      3
* SoftNet Systems, Inc.                             1,493                      3
* Niku Corp.                                        2,918                      3
* Valentis, Inc.                                      462                      3
* Coeur D'Alene Mines Corp.                         2,161                      3
  Omega Healthcare Investors,
   Inc. REIT                                          958                      3
* Hecla Mining Co.                                  2,492                      3
* COMFORCE Corp.                                    2,081                      3
* HealthAxis, Inc.                                  2,253                      3
* Digital Impact, Inc.                              2,271                      3
* InfoCure Corp.                                    1,190                      3
* Cone Mills Corp.                                  2,187                      3
* Loudeye Technologies, Inc.                        1,869                      3
* Axsys Technologies, Inc.                            236                      3
* Caldera International, Inc.                       1,920                      3
* Miller Industries, Inc.                           2,949                      3
* Unity Bancorp, Inc.                                 651                      3
* TheStreet.com, Inc.                               1,842                      3
* Scient Corp.                                      2,919                      3
* A.B. Watley Group Inc.                              361                      3
* Marimba, Inc.                                     1,281                      3
* ANSYS, Inc.                                         144                      3
* barnesandnoble.com inc.                           1,643                      3
* Burlington Industries, Inc.                       1,160                      3
* Huntco Inc. Class A                               3,678                      3
* Lifeminders, Inc.                                 1,682                      3
* High Speed Access Corp.                           2,168                      3
* Informax, Inc.                                      363                      3
* Media 100 Inc.                                    1,614                      3
* Royale Energy, Inc.                                 248                      3
* Selectica, Inc.                                     594                      3
* E-LOAN, Inc.                                      2,408                      3
* Microwave Systems Corp.                           5,220                      3
* Transgenomic, Inc.                                  141                      2
* Excel Legacy Corp.                                1,205                      2
* NeoMedia Technologies, Inc.                       1,279                      2
  Blimpie International, Inc.                       1,449                      2
* PracticeWorks Inc.                                  298                      2
* eCollege.com Inc.                                   775                      2
* Harken Energy Corp.                                 983                      2
* SAVVIS Communications Corp.                       3,340                      2
* Trump Hotels & Casino
   Resorts, Inc.                                    1,187                      2
* Integral Systems, Inc.                               99                      2
* P-Com, Inc.                                       4,267                      2
* Vicinity Corp.                                    1,346                      2
* MyPoints.com, Inc.                                  897                      2
* Pac-West Telecom, Inc.                            1,175                      2
* Personnel Group of America, Inc.                  1,639                      2
* VCampus Corp.                                     1,422                      2
* Net Perceptions, Inc.                             1,305                      2
* General Chemical Group, Inc.                      5,333                      2
* Emergent Information
   Technologies, Inc.                               1,556                      2
* Frontline Capital Group                           1,413                      2
* Exchange Applications, Inc.                       1,954                      2
* Zamba Corp.                                       2,107                      2
* Weirton Steel                                     3,290                      2
* Prize Energy Corp.                                  109                      2
* Open Market, Inc.                                 1,781                      2
* Billserv, Inc.                                    1,022                      2
* Navarre Corp.                                     1,714                      2
* Medplus, Inc.                                     1,063                      2
* Systemax Inc.                                       848                      2
* Vical, Inc.                                         146                      2
* Galyan's Trading Co.                                100                      2
* FirePond, Inc.                                    1,819                      2
* Birmingham Steel Corp.                            1,919                      2
* Profile Technologies, Inc.                        1,578                      2
* Callon Petroleum Co.                                166                      2
* Blount International, Inc.                          784                      2
* Rare Medium Group, Inc.                           4,742                      2
* Applied Graphics Technologies, Inc.               1,618                      2
* autobytel.com inc.                                1,372                      2
* Jupiter Media Metrix, Inc.                        1,497                      2
  Leeds Federal Bankshares Inc.                       122                      2
* Corio, Inc.                                       1,520                      2
* eMerge Interactive, Inc.                          1,634                      2
* Banc Corporation                                    268                      2
* Information Architects Corp.                      1,489                      2
  Farmers Capital Bank Corp.                           46                      2
* Perceptron, Inc.                                  1,378                      2
  Rouge Industries Inc.                               834                      2
* Double Eagle Petroleum Co.                          371                      2
* Razorfish Inc.                                    3,425                      2
* Ames Department Stores, Inc.                      1,330                      2
* SportsLine.com, Inc.                                787                      2
* ScreamingMedia Inc.                                 612                      2
* Exabyte Corp.                                     1,860                      2

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Pfsweb Inc.                                       1,689                      2
* American Access Technologies Inc.                 1,753                      2
* Omtool, Ltd.                                      2,092                      2
  Astea International, Inc.                         1,652                      2
  Midwest Banc Holdings, Inc.                          80                      2
* Launch Media, Inc.                                1,925                      2
* Toreador Resources Corp.                            315                      2
* Provant, Inc.                                       967                      2
* I-Link, Inc.                                      3,338                      2
* Z-Tel Technologies, Inc.                          1,150                      2
* Belmont Bancorp.                                    466                      2
* DSL.Net, Inc.                                     2,071                      2
* Neoforma.com, Inc.                                1,983                      2
* Navidec, Inc.                                     1,629                      2
* Ostex International, Inc.                           929                      2
* Guilford Mills, Inc.                                806                      2
* Hanover Direct, Inc.                              5,716                      2
* eLEC Communications Corp.                         2,725                      2
* Amtech Systems, Inc.                                169                      2
* Adams Golf, Inc.                                  1,734                      2
* INSpire Insurance Solutions, Inc.                 1,981                      2
* Candie's, Inc.                                      608                      2
* GMX Resources Inc.                                  150                      2
  Astro-Med, Inc.                                     653                      2
* Redhook Ale Brewery, Inc.                           825                      2
* iBEAM Broadcasting Corp.                          3,996                      2
* Drugstore.com, Inc.                               1,378                      2
* Impreso, Inc.                                       800                      2
* Comdial Corp.                                     1,678                      2
* Webco Industries, Inc.                              577                      2
* SEEC, Inc.                                          550                      1
* Gallery of History, Inc.                            466                      1
* Keystone Consolidated
   Industries, Inc.                                   844                      1
* Raindance Communications, Inc.                      987                      1
  CFS Bancorp, Inc.                                   102                      1
* Carrington Labs Inc.                              1,246                      1
* Triton Network Systems, Inc.                      1,759                      1
* Darling International, Inc.                       2,556                      1
* Proxymed Pharmacy, Inc.                           1,809                      1
* Interliant Inc.                                   2,525                      1
* BUY.COM, Inc.                                     4,621                      1
  Habersham Bancorp                                   109                      1
* Equitable Bank                                       63                      1
* GenVec, Inc.                                        463                      1
* Air Methods Corp.                                   341                      1
* TenFold Corp.                                     3,120                      1
* Optika Inc.                                       1,104                      1
* Trailer Bridge, Inc.                                823                      1
* Major Automotive Companies Inc.                     435                      1
* Ag Services of America, Inc.                         97                      1
* Global TeleSystems, Inc.                          7,225                      1
* Genomic Solutions Inc.                              268                      1
* Tut Systems, Inc.                                   783                      1
* Oakwood Homes Corp.                                 259                      1
* Egghead.com, Inc.                                 2,224                      1
* JLM Industries, Inc.                                495                      1
* ValueClick, Inc.                                    397                      1
* Chiquita Brands International, Inc.                 875                      1
* Advanced Switching
   Communications, Inc.                               432                      1
* Euroweb International Corp.                       1,491                      1
* Network Engines, Inc.                             1,361                      1
* Imperial Credit                                   1,078                      1
* Accrue Software, Inc.                             2,576                      1
* Industri-Matematik
   International Corp.                                660                      1
* Cyberian Outpost, Inc.                            2,078                      1
* Aradigm Corp.                                       175                      1
* Geerlings & Wade Inc.                               764                      1
* Talarian Corp.                                      712                      1
* Net2000 Communications, Inc.                      1,119                      1
* Telaxis Communications Corp.                      1,904                      1
* SciQuest.com, Inc.                                1,149                      1
* FairMarket, Inc.                                  1,195                      1
* ZEVEX International, Inc.                           306                      1
* Ezenia!, Inc.                                     2,547                      1
* Organic, Inc.                                     2,716                      1
* CAIS Internet, Inc.                               1,576                      1
* Intraware, Inc.                                   1,004                      1
* NX Networks, Inc.                                 2,110                      1
* Vornado Operating Inc. REIT                         837                      1
* Aames Financial Corp.                               850                      1
* Creative Host Services, Inc.                      1,202                      1
* QAD Inc.                                            324                      1
  Terra Nitrogen Co., LP                              142                      1
* Hathaway Corp.                                      301                      1
  Second Bancorp, Inc.                                 49                      1
* Conrad Industries, Inc.                             166                      1
* IEC Electronics Corp.                               933                      1
* Komag, Inc.                                       3,391                      1
* UniView Technologies Corp.                        2,380                      1
* ChinaB2Bsourcing.com, Inc.                          219                      1
* InsWeb Corp.                                      1,427                      1
* Virologic, Inc.                                     505                      1
* Eprise Corp.                                      1,289                      1
* CTC Communications Group, Inc.                      362                      1
* On2 Technologies, Inc.                            2,193                      1
* WHX Corp.                                           567                      1
* Prime Energy Corp.                                  126                      1
* Rocky Mountain Chocolate
   Factory, Inc.                                      114                      1
* Allied Riser Communications Corp.                 1,998                      1
* net.Genesis Corp.                                 1,357                      1
* Craig Corp.                                         515                      1
* Mediaplex, Inc.                                   1,140                      1

--------------------------------------------------------------------------------
                                                                          Market
Institutional Total Stock                                                 Value*
Market Index Fund                                  Shares                  (000)
--------------------------------------------------------------------------------
* Viador, Inc.                                      2,723                      1
* Cardima, Inc.                                       815                      1
* Torch Offshore, Inc.                                100                      1
* General DataComm Industries, Inc.                 3,417                      1
* Netpliance, Inc.                                  2,671                      1
  Westfield America, Inc. REIT                         61                      1
* Willis Lease Finance Corp.                           89                      1
* Network-1 Security Solutions, Inc.                  975                      1
* Lante Corp.                                       1,310                      1
* USDATA Corp., Inc.                                2,070                      1
* Cylink Corp.                                      1,632                      1
* ICO, Inc.                                           357                      1
* Life Financial Corp.                                305                      1
* Audible, Inc.                                     1,379                      1
* Lifeway Foods, Inc.                                 127                      1
* Chaparral Resources, Inc.                           464                      1
* Calypte Biomedical Corp.                          2,098                      1
* Lowrance Electronics, Inc.                          318                      1
* Luminant Worldwide Corp.                          1,064                      1
* GoAmerica, Inc.                                     405                      1
* Esenjay Exploration, Inc.                           213                      1
* EasyLink Services Corp.                           1,482                      1
* IVAX Diagnostics, Inc.                              166                      1
* HA-LO Industries, Inc.                            2,004                      1
  United Financial Corp.                               46                      1
* Targeted Genetics Corp.                             121                      1
  Clarion Commercial Holdings, Inc.                    97                      1
* CRIIMI MAE, Inc. REIT                             1,249                      1
* Cybear Group                                      1,634                      1
* AppliedTheory Corp.                               1,488                      1
* Network Access Solutions Corp.                    2,432                      1
* Autoweb.com, Inc.                                 1,603                      1
* Aronex Pharmaceuticals, Inc.                        681                      1
  Cash America International Inc.                      88                      1
  Medallion Financial Corp.                            72                      1
* General Bearing Corp.                               196                      1
* Rainmaker Systems, Inc.                             992                      1
* Wilshire Oil Co. of Texas                           190                      1
* Netcentives Inc.                                  1,405                      1
* Centura Software Corp.                            2,605                      1
* Badger Paper Mills, Inc.                            238                      1
* Evolve Software, Inc.                             1,229                      1
* Tickets.com, Inc.                                 1,801                      1
* Community West Bancshares                           110                      1
* Versata, Inc.                                       992                      1
* Ventro Corp.                                      1,594                      1
* EChapman.com, Inc.                                  283                      1
* insci-statements.com corp.                        2,182                      1
* Cellular Technical Services                         204                      1
* Webvan Group Inc.                                 7,735                      1
* MedicaLogic/Medscape, Inc.                        1,031                      1
* Vixel Corp.                                         243                      1
  First Midwest Financial, Inc.                        49                      1
* Beyond.com Corp.                                  3,011                      1
* ATEC Group, Inc.                                    739                      1
* Innovative Medical Services                         171                      1
* 24/7 Media, Inc.                                  1,898                      1
* Eco Soil Systems, Inc.                            3,094                      1
* Magellan Petroleum Corp.                            534                      1
* Team, Inc.                                          173                      1
* SPEEDCOM Wireless Corp.                             236                      1
* Penn Octane Corp.                                   164                      1
* Star Buffet, Inc.                                   186                      1
  Pittsburgh & West Virginia Railroad                  73                      1
* Epimmune Inc.                                       143                      1
* Global Sports, Inc.                                  67                      1
* The Fortress Group, Inc.                            353                      1
* Lightspan Inc.                                      408                      1
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $600,106)                                                         589,998
--------------------------------------------------------------------------------
                                                     Face
                                                   Amount
                                                    (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.0%)(1)
--------------------------------------------------------------------------------
Federal Home Loan Bank
(2) 3.87%, 7/18/2001                              $ 1,000                    998
Repurchase Agreements
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 4.07%, 7/2/2001                                   11,288                 11,288
 4.07%, 7/2/2001--Note E                               28                     28
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $12,314)                                                           12,314
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $612,420)                                                         602,312
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                                 565
Liabilities--Note E                                                        (568)
                                                                     -----------
                                                                             (3)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $602,309
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 0.4%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
Institutional Total Stock                                                 Amount
Market Index Fund                                                          (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                         $612,513
Undistributed Net Investment Income                                          227
Accumulated Net Realized Losses                                            (307)
Unrealized Depreciation--Note D
 Investment Securities                                                  (10,108)
 Futures Contracts                                                          (16)
--------------------------------------------------------------------------------
NET ASSETS                                                              $602,309
================================================================================

Institutional Plus Shares--Net Assets
Applicable to 24,500,517 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                              $602,309
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL PLUS SHARES                                                $24.58
================================================================================

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.
F942 082001